485BPOS		File Nos. 333-90260
Allianz High Five		811-05618
		Class I.D. C000007181
	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549
	FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	17	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	446	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on April 25, 2016 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 25, 2016
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A- PROSPECTUS

ALLIANZ HIGH FIVE® VARIABLE ANNUITY CONTRACT
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.
Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC's website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI's table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract's features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 25, 2016
This prospectus discusses four versions of the same Contract. The Original Contract first became available on October 25, 2002. The Original Contract was replaced in most states by the May 2005 Contract. However, on June 22, 2007 we reduced the mortality and expense risk (M&E) charge on newly issued Original Contracts in states that allowed this change. The May 2005 Contract first became available on April 29, 2005. The primary difference between the May 2005 Contract and Original Contract is that the May 2005 Contract has a two-year waiting period on exercise of the Guaranteed Withdrawal Benefit. The May 2005 Contract was subsequently replaced by the February 2007 Contract, which first became available on February 22, 2007. The only difference between the May 2005 Contract and February 2007 Contract is the mortality and expense risk (M&E) charge. The body of this prospectus is written according to the features of the February 2007 Contract. The differences in the product features and expenses of the Original Contract and the February 2007 Contract are discussed in Appendix E.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choices we offer under our general account are the Fixed Period Accounts (FPAs). One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.
Contracts with the Guaranteed Account Value (GAV) Benefit are subject to systematic transfers between your selected Investment Options and the FPAs. This means that you may not always be able to fully participate in any upside potential returns available from the Investment Options and your Contract Value may potentially be less than the Contract Value you would have had without the GAV Benefit. Transfers out of the FPAs may be subject to a Market Value Adjustment that may increase or decrease your Contract Value and/or the amount of the transfer.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL MVP FusionSM Balanced Fund
AZL MVP FusionSM Growth Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® BlackRock Capital Appreciation Fund
AZL® Government Money Market Fund
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund
BOSTON COMPANY
AZL® Boston Company Research Growth Fund
COLUMBIA
Columbia Variable Portfolio – Select Smaller-Cap Value Fund(1)
DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio(3)
FEDERATED
AZL® Federated Clover Small Value Fund
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Small Cap Value VIP Fund(2)
Franklin U.S. Government Securities VIP Fund
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund

INVESCO
AZL® Invesco Equity and Income Fund
AZL® Invesco Growth and Income Fund
AZL® Invesco International Equity Fund
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund
AZL® JPMorgan U.S. Equity Fund
MFS
AZL® MFS Investors Trust Fund
AZL® MFS Mid Cap Value Fund
AZL® MFS Value Fund
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
MORGAN STANLEY and J.P. MORGAN
AZL® Multi-Manager Mid Cap Growth Fund
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
Oppenheimer Global Fund/VA(3)
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA(3)
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Dividend Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PRUDENTIAL
Jennison Portfolio
SP International Growth Portfolio
SCHRODER
AZL® Schroder Emerging Markets Equity Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

(1)        Available for transfers only to Owners with Contract Value in the Investment Option on March 11, 2011.
(2)	Available for transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)	Available for transfers only to Owners with Contract Value in this Investment Option on April 30, 2004.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

TABLE OF CONTENTS
Glossary		4
Fee Tables		7
	Contract Owner Transaction Expenses	7
	Contract Owner Periodic Expenses	8
	Annual Operating Expenses of the Investment Options	8
	Examples	9
1.	The Variable Annuity Contract	10
	Ownership	11
2.	Purchase	13
	Purchase Payments	13
	Automatic Investment Plan (AIP)	13
	Allocation of Purchase Payments	14
	Tax-Free Section 1035 Exchanges	14
	Accumulation Units/Computing the Contract Value	15
3.	The Annuity Phase	16
	Income Date	16
	Traditional Annuity Payments	16
	Guaranteed Minimum Income Benefit (GMIB)	17
	Taxation of GMIB Payments	19
	Amount Used To Calculate GMIB Payments	19
	GMIB Value	19
	GMIB Adjusted Partial Withdrawals	20
	Annuity Options	20
	Partial Annuitization	23
4.	Investment Options	23
	Substitution and Limitation on Further Investments	30
	Transfers Between Investment Choices	31
	Excessive Trading and Market Timing	32
	Dollar Cost Averaging (DCA) Program	34
	Flexible Rebalancing	34
	Financial Adviser Fees	34
	Voting Privileges	35
5.	Our General Account	35
	Fixed Period Accounts (FPAs)	35
	Market Value Adjustment (MVA)	37
6.	Guaranteed Account Value (GAV) Benefit	40
	Calculating the GAV	41
	GAV Transfers	42
	The GAV Fixed Account Minimum	45
	Resetting the GAV Benefit	45
	Other Information on the GAV Benefit	46
7.	Expenses	46
	Mortality and Expense Risk (M&E) Charge	46
	Contract Maintenance Charge	47
	Withdrawal Charge	47
	Transfer Fee	49
	Premium Tax	50
	Income Tax	50
	Investment Option Expenses	50
8.	Taxes	50
	Annuity Contracts in General	50
	Qualified Contracts	50
	Multiple Contracts	51
	Partial 1035 Exchanges	52
	Distributions – Non-Qualified Contracts	52
	Distributions – Qualified Contracts	53
	Assignments, Pledges and Gratuitous Transfers	54
	Death Benefits	54
	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	54
	Federal Estate Taxes	54
	Generation-Skipping Transfer Tax	54
	Foreign Tax Credits	54
	Annuity Purchases by Nonresident Aliens and Foreign Corporations	55
	Possible Tax Law Changes	55
	Diversification	55
	Required Distributions	55
9.	Access to Your Money	56
	Partial Withdrawal Privilege	57
	Waiver of Withdrawal Charge Benefits	57
	Guaranteed Withdrawal Benefit (GWB)	57
	Systematic Withdrawal Program	59
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	60
	Suspension of Payments or Transfers	60
10.	Death Benefit	61
	Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)	61
	Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB)	61
	GMDB Adjusted Partial Withdrawal Formula	62
	When the Death Benefit Ends	62
	Death of the Owner Under Inherited IRA Contracts	62
	Death of the Owner and/or Annuitant Under All Other Contracts	63
	Death Benefit Payment Options During the Accumulation Phase	66
11.	Other Information	67
	Allianz Life	67
	The Separate Account	67
	Distribution	67
	Additional Credits for Certain Groups	69
	Administration/Allianz Service Center	69
	Legal Proceedings	69
	Financial Statements	69
	Status Pursuant to Securities Exchange Act of 1934	69
12.	Table of Contents of the Statement of Additional Information (SAI)	69
13.	Privacy Notice	70

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus:
FPA	=	Fixed Period Account	GWB	=	Guaranteed Withdrawal Benefit
GAV	=	Guaranteed Account Value	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	MVA	=	Market Value Adjustment
GMIB	=	Guaranteed Minimum Income Benefit
Account Period – the length of time for a Fixed Period Account. Account Periods range from one to ten years.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase for any Contract Value you apply to a Partial Annuitization.
Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.
Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.
February 2007 Contract – the Contract described in the body of this prospectus that first became available on February 22, 2007.
Financial Professional – the person who advises you regarding the Contract.
Fixed Account Value – the portion of your Contract Value that is in our general account during the Accumulation Phase.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

FPAs (Fixed Period Accounts) – a type of Investment Choice under our general account that earns interest and is only available during the Accumulation Phase.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Good Order – a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GAV (Guaranteed Account Value) Benefit – a benefit under the Living Guarantees that provides a level of protection for the principal you have invested in the Contract as well as locking in investment gains from prior anniversaries.
GAV Fixed Account Minimum – if your Contract includes the Living Guarantees, this is the minimum amount of Contract Value that we determine must be allocated to an FPA to support the GAV Benefit.
GAV Transfers – if your Contract includes the Living Guarantees, these are the transfers we make between your selected Investment Options and the FPAs as a result of our monitoring your daily Contract Value in order to support the GAV Benefit.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit under the Living Guarantees (in most states) that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).
GMIB Payment – fixed Annuity Payments we make under the GMIB.
GWB (Guaranteed Withdrawal Benefit) – a benefit under the Living Guarantees that provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Living Guarantees – a benefit package that includes the GAV Benefit, the GMIB and the GWB.
MAV (Maximum Anniversary Value) – a calculation used in determining the GMIB value and the Enhanced GMDB value.
May 2005 Contract – this Contract first became available on April 29, 2005 and was replaced by the February 2007 Contract.
MVA (Market Value Adjustment) – a positive or negative adjustment to amounts withdrawn or transferred from an FPA unless they are made within 30 days of the end of an Account Period.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
Original Contract – this Contract first became available on October 25, 2002 and was replaced in most states by the May 2005 Contract.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Owner – "you," "your" and "yours." The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes a GMIB).
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Separate Account Value – the portion of your Contract Value that is in the subaccounts of the Separate Account during the Accumulation Phase. We calculate the Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.
Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
True Up – an amount we may pay into your Contract under the GAV Benefit.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

FEE TABLES

The following tables describe the fees and expenses that you pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.
The first tables describe the fees and expenses that you pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.
CONTRACT OWNER TRANSACTION EXPENSES(1)
Withdrawal Charge During the Accumulation Phase(2),(3)
(as a percentage of each Purchase Payment withdrawn)
Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8%
1	8%(4)
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%

Transfer Fee(5)………………………………….......	$25
Premium Tax(6)……………………………………...	0% to 3.5%
(as a percentage of each Purchase Payment)
(1)	Amounts withdrawn or transferred out of a FPA may be subject to an MVA. This MVA may increase or decrease your Contract Value and/or your transfer or withdrawal amount. For more information, please see section 5, Our General Account – Market Value Adjustment (MVA).
(2)	The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution payment in the same Contract Year and before any MVA. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply. There is no partial withdrawal privilege during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money.
(3)	The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(4)	7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.
(5)	The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. The following transfers are not subject to a transfer fee and do not count against any free transfers we allow: dollar cost averaging transfers, flexible rebalancing transfers, and GAV Transfers. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.
(6)	It is our current practice not to make deductions from the Contract Value to reimburse ourselves for premium tax that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses -– Premium Tax.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge.
During the Accumulation Phase:
Contract Maintenance Charge(7)………………...	$40
(per Contract per year)
Separate Account Annual Expenses
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.
	M&E Charge
	February 2007 Contract and Original Contract issued on or after June 22, 2007	Original Contract issued before June 22, 2007 and May 2005 Contract
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%
During the Annuity Phase:
Contract Maintenance Charge(7)………………...	$40
(per Contract per year)
Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of each Investment Option's net asset value.
M&E Charges(8)
February 2007 Contract and Original Contract issued on or after June 22, 2007	1.25%
Original Contract issued before June 22, 2007 and May 2005 Contract	1.40%
(7)	We waive the contract maintenance charge if the Contract Value is at least $75,000 at the time we are to deduct the charge. For more information, please see section 7, Expenses – Contract Maintenance Charge.
(8)	Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2015 , charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	1.74%
*	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.
These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers. You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.
We deduct the total $40 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value, at the end of year is at least $75,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $75,000 (see section 7, Expenses – Contract Maintenance Charge). A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
a)	February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Enhanced GMDB (the highest M&E charge of 1.45%).
b)	February 2007 Contract and Original Contract issued on or after June 22, 2007 with the Traditional GMDB (the lowest M&E charge of 1.25%).
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:			1 Year	3 Years	5 Years	10 Years
1.74% (the maximum Investment Option operating expense)	a	)	$1,162	$1,803	$2,369	$3,894
	b	)	$1,142	$1,744	$2,272	$3,708
0.49% (the minimum Investment Option operating expense)	a	)	$1,037	$1,429	$1,747	$2,664
	b	)	$1,017	$1,368	$1,644	$2,452
In Alabama, Oregon, Pennsylvania, Utah and Washington, the lower withdrawal charge would result in slightly lower expense examples.
If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:			1 Year	3 Years	5 Years	10 Years
1.74% (the maximum Investment Option operating expense)	a	)	$362	$1,103	$1,869	$3,894
	b	)	$342	$1,044	$1,772	$3,708
0.49% (the minimum Investment Option operating expense)	a	)	$237	$729	$1,247	$2,664
	b	)	$217	$668	$1,144	$2,452
*	Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states, and GMIB Payments are not available until the fifth Contract Anniversary.
See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest M&E charges for the February 2007 Contract and Original Contract issued on or after June 22, 2007. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: The Contract is no longer offered for sale and we no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey. If your Contract was issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments during the Accumulation Phase, subject to the restrictions set out in section 2, Purchase – Purchase Payments.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.
The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract.
The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase.
The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive in Good Order at our Service Center the death benefit payment option and due proof of death from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
The Annuity Phase is the period during which we make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the fifth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portions of the Contract are in the Accumulation Phase and other portions are in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have ended, as indicated in section 3, The Annuity Phase.
*	GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.
Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.
The only general account Investment Choices available during the Accumulation Phase are the Fixed Period Accounts (FPAs). In some states, the FPAs may only be available for GAV Transfers we make if your Contract includes the Living Guarantees. The FPAs have Account Periods ranging from one to ten years. Only one FPA is available for Purchase Payments or transfers in each Contract Year. Amounts allocated to the FPAs earn interest that we declare periodically. If you have money invested in the FPAs, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract. Withdrawals or transfers from the FPAs may be subject to a Market Value Adjustment. For more information, please see section 5, Our General Account – Market Value Adjustment (MVA).
We do not make any changes to your Contract without your permission except as may be required by law.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

The Contract ends when:
•	the Accumulation Phase ends,
•	the Annuity Phase, if any, ends and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract end although the Annuity Phase never began and we did not make any death benefit payments.
State Specific Contract Restrictions
The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include, but are not limited to, the following.
•	The withdrawal charge schedule.
•	Availability of Investment Options, Annuity Options, DCA programs, endorsements, and/or riders.
•	Selection of certain Income Dates.
•	Selection of certain assumed investment rates for variable Annuity Payments.
•	Our ability to restrict transfer rights.
All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll free number listed at the back of this prospectus.
OWNERSHIP
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner. You can change Owners at any time subject to our approval. Upon our approval, any ownership change becomes effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.
Joint Owner
Non-Qualified Contracts can be owned by up to two individual Owners. Upon the death of either Joint Owner, the surviving Joint Owner becomes the sole primary Beneficiary. We then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
NOTE: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses. For jointly owned Contracts, if the Annuitant dies before the Annuity Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant's death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Beneficiary
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.
If both spousal Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries.

Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

2.	PURCHASE

PURCHASE PAYMENTS
We no longer accept additional Purchase Payments to Contracts issued in all states except Connecticut, Florida, and New Jersey.
The Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey are as follows.
•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date). In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.
•	The maximum total amount we accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
•	If you purchased this Contract as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment were directly transferred into this Contract (see section 9, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes – Qualified Contracts – Inherited IRA.
Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer or rollover. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.
We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.
AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is no longer available to Contracts issued in all states except Connecticut, Florida, and New Jersey.
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. Investments take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change AIP at any time. We must be notified by the first of the month in order to stop or change AIP for that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.
We reserve the right to discontinue or modify AIP at any time and for any reason.
AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code, or after the Income Date on which you take a Full Annuitization.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

ALLOCATION OF PURCHASE PAYMENTS
We allocate your Purchase Payments to the Investment Choices you select. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices do not change the future allocation instructions. If you do not change your allocation instructions, we allocate any additional Purchase Payments according to your future Purchase Payment allocation instructions. In some states, you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we always allow you to invest in at least five Investment Options.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is "received" when it arrives at the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted the payment. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus (1350 Energy Lane, Suite 200), which may delay processing.
NOTE FOR OWNERS OF MAY 2005 AND FEBRUARY 2007 CONTRACTS WITH LIVING GUARANTEES:
We are no longer enforcing the 50% restriction limit on allocations to the FPAs stated in your Contract. For Contracts issued in Alabama, Oregon, Pennsylvania, Utah or Washington the FPAs are not directly available to you; they are only available for GAV transfers that we make.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts (Separate Account Value) increase and decrease based upon the investment performance of the Investment Option(s) you choose. Your Contract Value is also affected by the charges of the Contract, any interest you earn on any general account Investment Choices, and any MVAs made due to amounts removed from the FPAs. In order to keep track of your Separate Account Value, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.
When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.
Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).
•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.
•	That calculation is then multiplied by one minus the current Business Day's mortality and expense risk charge and any additional calendar days since the prior Business Day.
We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Separate Account Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary reflects the number and value of the Accumulation Units at the end of the previous Business Day.)
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)' age or gender, the amount payable is the amount that would have been provided at the true age or gender.
*	GMIB Partial Annuitizations are based on the GMIB value and are not available until the fifth Contract Anniversary and they are not available if the GMIB value is less than the Contract Value.
INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. Some states may require us to allow you to select an earlier Income Date. The Income Date cannot be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary (and certain other conditions must also be met).
Your election to start Annuity Payments may involve an MVA if any of your Contract Value is in a FPA on the Income Date.
NOTE: You must take a Full Annuitization of your total Contract Value on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we make payments under the default option described in the "Annuity Payments" discussion of this section. Upon Full Annuitization you no longer have a Contract Value, any periodic withdrawal or payments (other than Annuity Payments) stop, and the death benefit ends. In addition, if your Contract includes the Living Guarantees, the FPAs and the Guaranteed Withdrawal Benefit are no longer available to you and you no longer receive any True Ups.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can request Traditional Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
We base Annuity Payments on your Contract Value.
Under a fixed payout, all of the Annuity Payments are the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event do we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

If you choose a variable payout, the dollar amount of the payments depend upon the following factors.
•	The Contract Value (adjusted for any applicable MVA) on the Income Date.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant, where permitted.
•	The Annuity Option you select.
•	The assumed investment rate (AIR) you select.
•	Your Contract's mortality table.
•	The future performance of the Investment Option(s) you select.
You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We do not allow you to apply amounts of less than $5,000 to an Annuity Option. If your Contract Value, adjusted for any applicable MVA is less than $5,000 on the Income Date, we refund that amount to you. Currently, it is our business practice that your initial Traditional Annuity Payment must be $100 or more.
Each portion of the Contract that you apply to Traditional Annuity Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
In most states, if you chose to include Living Guarantees in your Contract, the Living Guarantees include a GMIB. Living Guarantees were only available at Contract issue and once selected, the Living Guarantees cannot be removed from your Contract. You must hold the Contract for five complete Contract Years before you can exercise the GMIB.
If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.
The GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.
The annuity income protection provided by the GMIB applies only under the following circumstances.
•	Your Income Date must be within 30 days following a Contract Anniversary beginning with the fifth Contract Anniversary.
•	GMIB Payments can only be made as fixed payments regardless of the Annuity Option you select.
•	You must select a lifetime income Annuity Option (Annuity Options 1-5).
Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

If you exercise the GMIB under a Full Annuitization:
•	The Accumulation Phase ends and the Annuity Phase begins.
•	The portion of the Contract that you apply to the GMIB is no longer subject to the M&E charge, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.25% M&E charge for the February 2007 Contract and the Original Contract issued on or after June 22, 2007.
•	The GMDB endorsement ends.
If you exercise the GMIB under a Partial Annuitization*:
•	The Annuity Phase begins and the Accumulation Phase continues.
•	The portion of the Contract that you apply to the GMIB is no longer subject to the M&E charge, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate M&E charge.
•	If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
•	The Partial Annuitization reduces each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.
•	GMIB Payments do not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.
*	Not available if the GMIB value is less than the Contract Value.
If you take a Partial Annuitization, you cannot do any of the following.
•	Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.
•	Transfer amounts from one Annuity Payment stream to another.
•	Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.
In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the five-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments are treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.
If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments. That is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment are considered to be a return of your investment and not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments are not generally subject to the 10% federal penalty tax.
AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment.
GMIB VALUE
If the older Owner is age 80 on the Issue Date, your GMIB value before the date of your death is equal to the total Purchase Payments received minus each GMIB adjusted partial withdrawal taken.
If all Owners are age 79 or younger on the Issue Date, your GMIB value before the date of your death is equal to the greater of:
•	total Purchase Payments received minus each GMIB adjusted partial withdrawal taken, or
•	the MAV.
Calculating the MAV
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.
On each Business Day other than a Contract Anniversary, the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day, and
•	reduced by any GMIB adjusted partial withdrawal taken that day.
On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

GMIB ADJUSTED PARTIAL WITHDRAWALS
Any GMIB Partial Annuitizations you take will reduce the GMIB value by the dollar amount applied to the GMIB Payments.
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: PW x GMIB
For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GMIB adjusted partial withdrawal is equal to: FPW + (RPW x GMIB)
PW	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
FPW	=
The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

RPW	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.
GMIB	=	The greater of one, or the ratio of (a) divided by (b) where:
(a) = The GMIB value on the day of (but before) the partial withdrawal.
(b) = The Contract Value on the day of (but before) the partial withdrawal or traditional Partial Annuitization, adjusted for any applicable MVA.
Any withdrawals taken in the first two Contract Years and any traditional Partial Annuitizations you take may reduce the GMIB value by more than the amount withdrawn or annuitized. Beginning on the second Contract Anniversary, any withdrawals you take in excess of the partial withdrawal privilege may reduce the GMIB values by more than the amount withdrawn. For these withdrawals and annuitizations, if the Contract Value at the time of withdrawal or annuitization is greater than or equal to the GMIB value, we will reduce the GMIB value by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the GMIB value, we will reduce the GMIB value by more than the amount withdrawn or annuitized.
Please see Appendix B for examples of calculations of the GMIB value.
ANNUITY OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Annuity Payments usually are lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.
For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D)	=	The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item "D").
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
 10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Option 6. Specified Period Certain Annuity. This option is only available for fixed Traditional Annuity Payments in the state of Florida. Under this option, we make Traditional Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of specified period certain, then we continue to make Traditional Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant's death. This Annuity Option is not available to you under a Partial Annuitization.
NOTE: For owners that are younger than age 59½, your Annuity Payments under Annuity Option 6 may be subject to a 10% additional federal tax if the specified period certain you select is less than your life expectancy.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

PARTIAL ANNUITIZATION
Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.
You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the fifth Contract Anniversary. GMIB Partial Annuitizations are only available if the GMIB value is greater than the Contract Value. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract ends.
You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract ends. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.
A Partial Annuitization decreases the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the Living Guarantees, it also decreases the GAV and GMIB value. This decreases the amounts available for withdrawals, additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization reduces the GAV, GMIB and GMDB values differently. For more information, see section 3, The Annuity Phase – GMIB Adjusted Partial Withdrawals; section 6, Guaranteed Account Value (GAV) Benefit; section 7, Expenses – Withdrawal Charge; and section 10, Death Benefit – GMDB Adjusted Partial Withdrawal Formula.
For tax purposes, Annuity Payments we make under a Partial Annuitization are treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.
NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

4.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Depending on market conditions, you can gain or lose value by investing in the Investment Options.
You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options, contact your Financial Professional or call us at the toll free telephone number listed at the back of this prospectus.
Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b‑1 fees. For more information about share classes, see the Investment Options' prospectuses.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.
Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a "fund of funds" and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.
The underlying funds may pay 12b‑1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b‑1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not charge service fees or 12b‑1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.
INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, to achieve a range generally from 50% to 70% of assets in the underlying equity funds and 30% to 50% in the underlying fixed income fund.

	AZL MVP Fusion Balanced Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Fusion Growth Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

BOSTON COMPANY
Managed by Allianz Investment Management LLC/The Boston Company Asset Management LLC	AZL Boston Company Research Growth Fund	Large Growth	Long-term growth of capital and income	Primarily invests in common stocks of large, well-established and mature companies. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.
COLUMBIA
Managed by Columbia Management Investment Advisers, LLC	Columbia Variable Portfolio – Select Smaller-Cap Value Fund	Small Cap	Long-term capital growth
At least 80% of net assets in equity securites of smaller capitalization issuers with market capitalizations within the range of the Russell 2000 Value Index at the time of purchase. May invest up to 25% in foreign investments.

DAVIS
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
	Davis VA Value Portfolio	Large Value	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.
FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FRANKLIN TEMPLETON
Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIPFund, and Templeton Growth VIP Fund.
Managed by Franklin Templeton Institutional, LLC	Franklin Global Real Estate VIP Fund	Specialty	High Total Return	At least 80% of net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Managed by Franklin Advisers, Inc.	Franklin Growth and Income VIP Fund	Large Value	Capital appreciation, with current income as a secondary goal	Invests predominantly in equity securities, including securities convertible into common stock.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	Franklin High Income VIP Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests predominantly in high yield, lower-rated debt securities ("junk bonds").
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin Large Cap Growth VIP Fund	Large Growth	Capital appreciation	At least 80% of net assets in investments of large capitalization companies.
Managed by Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Managed by Franklin Advisory Services, LLC	Franklin Rising Dividends VIP Fund	Mid Cap	Long-term capital appreciation with preservation of capital as an important consideration	At least 80% of net assets in equity securities of financially sound companies that have paid rising dividends.
Managed by Franklin Advisers, Inc.	Franklin Small–Mid Cap Growth VIP Fund	Mid Cap	Long-term capital growth	At least 80% of net assets in investments of small capitalization and mid-capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Small Cap Value VIP Fund	Small Cap	Long term total return	At least 80% of net assets in investments of small capitalization companies.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Templeton Investment Counsel, LLC	Templeton Foreign VIP Fund	International Equity	Long-term capital growth	Normally invests at least 80% of net assets in investments of issuers located outside the U.S., including those in emerging markets.
Managed by Franklin Advisers, Inc.	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities. May invest up to 15% of net assets in REITs and up to 25% ot net assets in foreign securities.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund's subadviser to have strong earnings growth.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests in a diversified portfolio of equity securities of issuers from developed countries other than the U.S., primarily those in the MSCI EAFE Index.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

	AZL MFS Mid Cap Value Fund	Mid Cap	Capital appreciation
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund's subadviser believes are undervalued.

	AZL MFS Value Fund	Large Value	Capital appreciation
The fund seeks capital appreciation and normally invests the Fund's assets primarily in equity securities. MFS focuses on investing the Fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

MORGAN STANLEY and J.P. MORGAN
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc., and J.P. Morgan Investment Management, Inc.	AZL Multi-Manager Mid Cap Growth Fund	Mid Cap	Capital growth
Invests in a combination of two subportfolios, or strategies, with equal allocations of the assets to each strategy. The fund as a whole will normally invest at least 80% of net assets in equity securities of mid cap companies, with market capitalizations within the range of the Russell Midcap Growth Index.

OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

Managed by OppenheimerFunds, Inc.	Oppenheimer Global Fund/VA	International Equity	Capital appreciation	Invests mainly in common stocks of U.S. and foreign issuers, currently with an emphasis in developed markets. Primarily invests in mid and large-cap companies.
	Oppenheimer Global Strategic Income Fund/VA	High-Yield Bonds	Total return
Invests at least 80% of net assets in debt securities of issuers in three market sectors: 1) foreign governments and companies, 2) U.S. government securities, and 3) high-yield, lower-grade fixed income securities commonly known as "junk" bonds, of U.S and foreign companies.

	Oppenheimer Main Street Fund®/VA	Large Blend	Capital Appreciation	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers, equal to those in the Russell 1000 Index.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Dividend Portfolio	International Equity	Capital appreciation
Normally invests at least 75% of its assets in equity securities, including common and preferred stock, of issuers that PIMCO believes are attractively valued that currently pay dividends and have the potential for earnings and dividend growth over time. May invest a significant portion of its assets in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade, by Moody's or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PRUDENTIAL
Managed by Prudential Investments LLC/Jennison Associates LLC	Jennison Portfolio	Large Growth	Long-term growth of capital	At least 65% of total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and that the adviser believes to have above average growth prospects.
Managed by Prudential Investments LLC/ Jennison Associates LLC, William Blair & Company LLC and Marsico Capital Management LLC	SP International Growth Portfolio	International Equity	Long-term growth of capital	Invests primarily in equity-related securities of foreign issuers with at least 65% of its total assets in common stocks of foreign companies operating or based in at least five different countries.
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be "emerging market" issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

T. ROWE PRICE
Managed by Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential  for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors monitor for the existence of any material conflicts, and determine what action, if any, should be taken.
We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b‑1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b‑1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they increase the cost of an investment in the Investment Option.
SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

TRANSFERS BETWEEN INVESTMENT CHOICES
You can make transfers among the Investment Choices, subject to certain restrictions. Currently there is no maximum limit on the number of transfers we allow, but we may change this in the future. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee. Also, transfers from the FPAs may be subject to an MVA. There is no minimum required transfer amount.
The following applies to any transfer.
•	Your request for a transfer must clearly state:
–	which Investment Choices are involved in the transfer; and
–	how much you wish to transfer.
•	Transfers from a FPA may be subject to an MVA.
•	If your Contract includes the Living Guarantees, you can make transfers from the FPAs to the extent that the GAV Fixed Account Minimum is met (see section 6, Guaranteed Account Value (GAV) Benefit – The GAV Fixed Account Minimum). These transfers may be subject to an MVA unless the transfers are made within 30 days before the end of the Account Period. In some states you cannot make allocations to the FPAs and they may only be available for GAV Transfers we make.
•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
•	Transfers of Contract Value between Investment Options do not change the allocation instructions for any future Purchase Payments.
When you make a transfer request, we process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day receives the next Business Day's Accumulation Unit values and/or Annuity Unit values.
Electronic Transfers
For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf. We use reasonable procedures to confirm that electronic instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request and to discontinue or modify our electronic transfer privileges at any time and for any reason.
When you make an electronic transfer request, we process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If a Service Center representative does not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day's Accumulation Unit values.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider's, or your Financial Professional's, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your transfer request in writing to our Service Center.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

By authorizing electronic transfers, you authorize us to accept and act upon such instructions for your Contract. There are risks associated with electronic transactions that do not occur if you submit a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we cannot verify that the person providing electronic transfer instructions via the website is you or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option's shares are subject to acceptance by that Investment Option's manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options' managers.
NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, your Contract Value may be less susceptible to the impact of market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months.
All DCA transfers are made on the tenth of the month or the next Business Day if the tenth is not a Business Day. We must receive your DCA program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers, or your program participation does not begin until next month. You can elect this program by properly completing the DCA form provided by us.
Your participation in the program ends when any of the following occurs.
•	The number of desired transfers has been made.
•	You do not have enough money in the Investment Options to make the transfer (if less money is available, that amount is dollar cost averaged and the program ends).
•	You request to end the program (your request must be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the tenth to end that month).
•	your Contract ends.
If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers are made on the 20th of the month or the previous Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process this rebalancing, or you program does not begin until next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. If your Contract includes the Living Guarantees, the automatic transfers that we make (GAV Transfers) in and out of the FPAs to support the Living Guarantees may affect your flexible rebalancing program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end your participation in this program, your request must also be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser's actions. We do not set your adviser's fee or receive any part of it. Any adviser fee you pay is in addition to this Contract's fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser's trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote's outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•	You can provide voting instructions based on the dollar value of the Investment Option's shares in your Contract's subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

5.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
Currently, the only general account Investment Choices we offer under this Contract during the Accumulation Phase are the Fixed Period Accounts (FPAs). Any amounts you allocate to the FPAs, as well as any amounts we transfer to the FPAs under the Living Guarantees become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability and the priority rights of our other creditors. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.
FIXED PERIOD ACCOUNTS (FPAs)
FPAs are a type of Investment Choice available under our general account. We will credit any amount in the FPAs with interest. FPAs are available only during the Accumulation Phase. Money removed from an FPA may be subject to an MVA, which may increase or decrease your Contract Value and/or the amount of the withdrawal or transfer.
FPAs have Account Periods of anywhere from one to ten years. An Account Period is the amount of time we expect money to remain in an FPA. Only one FPA of a specific Account Period is available for Purchase Payments or transfers in each Contract Year.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

In some states the FPAs may only be available for GAV Transfers we make under the Living Guarantees. If you allocated any portion of the initial Purchase Payment to an FPA on the Issue Date, we applied that amount to an FPA with a ten‑year Account Period. We will also apply any additional transfers or portions of Purchase Payments allocated to an FPA during the first Contract Year to this ten‑year Account Period. Similarly, a nine‑year Account Period is available for allocations in the second Contract Year, an eight‑year Account Period is available in the third year, and so on. After the tenth Contract Year, there are five‑year rolling Account Periods. In the 11th through the 15th Contract Years, allocations can be made to an FPA with an Account Period equal to one plus the remaining number of complete Contract Years to the end of the 15th Contract Year. For example, in the 11th Contract Year a five‑year Account Period is available; in the 12th Contract Year a four‑year Account Period is available, and so on until the 16th Contract Year when a new five‑year Account Period is again available. Please see the following table for more information.
Contract Year	FPA Account Period	Contract Year	FPA Account Period	Contract Year	FPA Account Period
1	10 years	6	5 years	11	5 years
2	9 years	7	4 years	12	4 years
3	8 years	8	3 years	13	3 years
4	7 years	9	2 years	14	2 years
5	6 years	10	1 year	15	1 year
Allocations to the FPAs are credited with interest rates that vary based on the Account Period and when the allocation was made. Generally, the longer the Account Period, the higher the interest rate. The interest rate on the FPAs will be greater than zero, but it could be less than 1% and it could be less than the interest rate applied to the FPA guaranteed minimum value (see the "Market Value Adjustment (MVA)" discussion later in this section).
Generally, the initial interest rate is set on the date the first allocation is made to an FPA and will remain in effect until the second Contract Anniversary following the allocation. On that Contract Anniversary, the amount initially allocated to the FPA (plus interest) is then credited with the interest rate that we declare for all FPAs with the same Account Period and duration. This interest rate remains in effect for that entire Contract Year. On every Contract Anniversary we can set a new rate for the next Contract Year for all FPAs with the same Account Period and duration. For FPAs with a one-year Account Period, the interest rate is set at the start of the Account Period and is effective for any amounts allocated to the FPAs during the Contract Year. The interest rate for new allocations to an FPA may be different from the interest rate declared for amounts already in the FPAs. For example, new transfers to an FPA later in the third Contract Year may receive a different interest rate than the rate applied to amounts that were allocated to an FPA earlier in that Contract Year.
Any withdrawal or transfer (whether through your request or through the GAV Transfers we make to maintain the Living Guarantees) from an FPA may be subject to a Market Value Adjustment. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.
PARTIAL WITHDRAWALS DURING THE ACCUMULATION PHASE: We will first take any partial withdrawal proportionately from the Investment Options. If the Contract Value in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a first-in, first-out (FIFO) basis. That is, a partial withdrawal from the FPAs will reduce the Contract Value in the oldest FPA, then the next oldest, and so on. If your Contract includes the Living Guarantees and you take a partial withdrawal that eliminates your Contract Value in the Investment Options, your Contract Value will remain in the FPAs until such time as the mathematical model that supports the Living Guarantees initiates a GAV Transfer from the FPAs to the Investment Options.
IF YOUR CONTRACT INCLUDES THE LIVING GUARANTEES: Your ability to make transfers from the FPAs is subject to the GAV Fixed Account Minimum. You can request a transfer from the FPAs that would reduce the Fixed Account Value in the FPAs below this minimum by resetting the GAV Benefit (see "The GAV Fixed Account Minimum" and "Resetting the GAV Benefit" discussions in section 6, Guaranteed Account Value (GAV) Benefit).
IF YOUR CONTRACT DOES NOT INCLUDE THE LIVING GUARANTEES: If you request a partial transfer or partial withdrawal from the FPAs and the amount you request to receive is greater than the Fixed Account Value in the FPAs after adjustment for any applicable MVA, we will treat your request as a request for a complete transfer or full withdrawal from the FPAs. Additionally, we will treat any request for a partial withdrawal from the FPAs that would reduce the Fixed Account Value in the FPAs below $1,000 as a request for a full withdrawal from the FPAs.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

FOR CONTRACTS ISSUED IN MINNESOTA: We hold amounts allocated to the FPAs in a nonunitized separate account that we established under Minnesota insurance law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the FPAs. State insurance law prohibits us from charging this separate account with the liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the FPAs. This guarantee is based on the continued claims paying ability of Allianz Life.
FOR CONTRACTS ISSUED IN ALABAMA, OREGON, PENNSYLVANIA, UTAH AND WASHINGTON: The FPAs are not directly available to you and they are not subject to a Market Value Adjustment. The FPAs are only available to receive GAV Transfers that we make during the Accumulation Phase if your Contract includes the Living Guarantees. You cannot allocate Purchase Payments to the FPAs and you cannot transfer Contract Value to or from the FPAs. You also cannot request withdrawals directly from the FPAs. If your Contract includes Living Guarantees and you request a partial withdrawal, we will take the partial withdrawal proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal you request, the remaining amount will come from the FPAs on a FIFO basis.
MARKET VALUE ADJUSTMENT (MVA)
An MVA is an adjustment we make for transfers or withdrawals from an FPA that occur at any time other than 30 days before the end of an Account Period. There will be no MVA for transfers or withdrawals that occur within 30 days before the end of the Account Period. The end of the Account Period will first occur on your tenth Contract Anniversary and then on every fifth Contract Anniversary after that (for example, the 15th Contract Anniversary, the 20th Contract Anniversary, etc.). You will receive a notice mailed at least 30 days in advance of the period in which we will not apply an MVA. We will allocate any amounts (including the GAV Fixed Account Minimum, if applicable) for which we have not received instructions at the end of the Account Period to another FPA with a five-year Account Period.
We also will not apply MVAs to amounts withdrawn for withdrawal charges, the contract maintenance charge, death claims, or for amounts you receive if you return the Contract under the free look/right to examine provision. We determine any withdrawal charges based on market value adjusted withdrawals.
Upon a transfer or withdrawal of Contract Value from the FPAs, we will apply the MVA to the amount of the withdrawal or transfer. At the time of transfer or withdrawal, the MVA formula compares the interest rate that applies to the FPA from which amounts are being removed to the current interest rate offered on new allocations to an FPA of the same Account Period. An MVA can be either positive or negative depending on the interest rate currently offered on an FPA as shown in the following table. Any MVA we make, whether it is upon partial withdrawal/transfer or complete withdrawal/transfer, is also subject to a minimum and a maximum.
If the interest rate on the FPA from which amounts are being removed is…	then the MVA is…
Less than the current interest rate for new allocations to an FPA of the same Account Period	negative
Equal to the current interest rate for new allocations to an FPA of the same Account Period	zero
Greater than the current interest rate for new allocations to an FPA of the same Account Period	positive

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

The MVA formula is [(1 + I) / (1 + J)]N where:
I	=	Current interest rate earned in the FPA from which amounts are being transferred or withdrawn.
J	=	Current interest rate for new allocations to an FPA with an Account Period equal to the remaining term (rounded up) in the current Account Period.
N	=	Number of days from the date of transfer/withdrawal from the FPA to the next Contract Anniversary divided by 365, plus the number of whole years remaining in the Account Period.

The MVA is also subject to a minimum and a maximum. The minimum and maximum apply upon partial withdrawal/transfer or complete withdrawal/transfer.

The MVA minimum is equal to the greater of (a) or (b), with the result then divided by (c), where:
	(a)	=	The FPA guaranteed minimum value.
	(b)	=	All allocations to the FPAs less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.
	(c)	=	The Fixed Account Value.

The MVA maximum is equal to (a) divided by the greater of (b) or (c), where:
	(a)	=	The Fixed Account Value.
	(b)	=	The FPA guaranteed minimum value
	(c)	=	All allocations to the FPAs, less previous partial withdrawals (including any withdrawal charges) and transfers from the FPAs.

The FPA guaranteed minimum value is equal to:
•	87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges) and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate (which is also the state nonforfeiture rate) specified in the Contract (which is currently 1%‑3% depending on your state).
Plus
•	Upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).
All previous partial withdrawals and transfers in this calculation of the FPA guaranteed minimum value do not reflect any MVA.
MVA Examples
The following examples show the effect of the MVA on a Contract.
•	You purchased a February 2007 Contract with an initial Purchase Payment of $100,000 on January 1. You did not select the Living Guarantees. The FPA guaranteed minimum value interest rate is 3%.
•	You allocate $10,000 to an FPA with a ten-year Account Period and an interest rate of 6%.
•	You make no additional Purchase Payments.
•	On July 1 of your sixth Contract Year, your Fixed Account Value in the FPA is $13,774.58. The sixth Contract Year is not a leap year.
•	The withdrawal charge period for your initial Purchase Payment has not expired by the sixth Contract Year, so there will be a withdrawal charge of 4% on Purchase Payments withdrawn from the Contract during the sixth Contract Year.
•	The Contract Value on the day of (but before) the withdrawal in the sixth Contract Year is $137,745.77.
The partial withdrawal privilege for the sixth Contract Year is 12% of total Purchase Payments = 12% x $100,000 = $12,000.
The withdrawal charge for full withdrawals during the sixth Contract Year is 4% of total Purchase Payments = 4% x $100,000 = $4,000.
The percentage of Contract Value in the FPAs in the sixth Contract Year = $13,774.58 / $137,745.77 = 10%.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

The FPA guaranteed minimum value on July 1 of the sixth Contract Year is equal to:
87.5% of all allocations to the FPAs less partial withdrawals and transfers accumulated at the FPA guaranteed minimum value interest rate for 5 years and 181 days =
((87.5% x $10,000) – $0) x 1.03 ((181/365) + 5) = ………………………………………………………………………	$10,293.43
Plus
Upon full withdrawal, the amount of the withdrawal charge that we assign to the FPAs (which is the
percentage of Contract Value in the FPAs) = 10% x $4,000 = ……………………………………………….....	+ 400.00
$10,693.43
The MVA minimum on July 1 of the sixth Contract Year is equal to:
The greater of (a) the FPA guaranteed minimum value, or (b) all allocations to the FPAs less partial
withdrawals and transfers, divided by (c) the Fixed Account Value = $10,693.43 / $13,774.58 = …………...	0.776316

The MVA maximum on July 1 of the sixth Contract Year is equal to:
(a) The Fixed Account Value divided by the greater of (b) the FPA guaranteed minimum value, or (c)
all allocations to the FPAs less partial withdrawals and transfers = $13,774.58 / $10,693.43 = ……………..	1.288135
Example of a positive MVA on full withdrawal from the Fixed Period Account on July 1 of the sixth Contract year:
Assume that the current interest rate for an FPA with a five-year Account Period is 5%.
The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.05] ((184/365) + 4) = 1.043618.
Because the MVA is less than the MVA maximum (1.288135), we will use the MVA to calculate the amount of the withdrawal after application of the MVA, which is $13,774.58 x 1.043618 = $14,375.40.
Next we compute the withdrawal charge. The partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge. The amount of the withdrawal subject to the withdrawal charge = $14,375.40 - $12,000 = $2,375.40. The amount of the withdrawal charge = $2,375.40 x 4% = $95.02.
In other words, the amount we would withdraw from the FPA is $13,774.58, and the amount you would receive after application of the MVA and deduction of the withdrawal charge = $14,375.40 - $95.02 = $14,280.38.
Example of a negative MVA on a partial withdrawal or transfer from a Fixed Period Account on July 1 of the sixth Contract Year:
Assume that the current interest rate for an FPA with a five-year Account Period is 7%. You request a partial withdrawal of $4,000 from the FPA.
The MVA on July 1 of the sixth Contract Year is: [1.06 / 1.07] ((184/365) + 4) = 0.958589.
Because the MVA is more than the MVA minimum (0.776316), we will use the MVA to calculate the amount we will withdraw from the FPA in order to send you a check for $4,000 after we apply the MVA. The amount we would withdraw from the FPA is: $4,000 / 0.958589 = $4,172.80.
Next, we would compute the withdrawal charge. Because the partial withdrawal privilege allows you to withdraw $12,000 per Contract Year without incurring a withdrawal charge, there will be no withdrawal charge for this partial withdrawal. In other words, we would withdraw $4,172.80 from the FPA, and you would receive $4,000 after application of the MVA.
If you had instead requested we transfer $4,000 from the FPA to the Investment Option(s), we would apply the MVA to the amount transferred, instead of applying the MVA to the Fixed Account Value in the FPA. The amount we would transfer into the Investment Options is: $4,000 x 0.958589 = $3,834.36. In other words, we would transfer $4,000 out of the FPA, and we would transfer $3,834.36 into your selected Investment Option(s).
NOTE: We will not apply MVAs to GAV Transfers out of the FPAs initiated by us, effective for all Contracts issued on or after December 1, 2006 or such later date as this change is approved in your state. For Contracts issued before this date, you can opt out of having MVAs applied to GAV Transfers from the FPAs. An opt out will be effective as of the Business Day we receive your request in good order at our Service Center.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

6.	GUARANTEED ACCOUNT VALUE (GAV) BENEFIT

Your Separate Account Value will increase or decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, for Contracts with the Living Guarantees, the GAV Benefit is intended to provide a level of protection for the principal you invested five or more years ago and to lock in any investment gains from five or more Contract Anniversaries ago.
The Living Guarantees were only available at Contract issue. The Living Guarantees cannot be added to an existing Contract after it is issued or removed from your Contract. The Living Guarantees provide a long term GAV Benefit during the Accumulation Phase with no additional fee or charge. To maintain the guarantee, we will periodically transfer amounts between your selected Investment Options and the FPAs according to a mathematical model (see the "GAV Transfers" discussion later in this section).
The GAV Benefit guarantees that, beginning on your fifth Contract Anniversary (and on each subsequent Contract Anniversary until the Income Date that you take a Full Annuitization or when the Contract ends) your Contract Value will at least equal the GAV established five years ago, less all GAV adjusted partial withdrawals taken in the last five years. If your Contract Value is less than this guaranteed amount on the fifth and each subsequent Contract Anniversary, we will make a payment to your Contract equal to that difference.
You do not have any protection under the GAV Benefit unless you hold the Contract for at least five years. Your Purchase Payments are not protected under the GAV Benefit until we have had them for at least five years.
Assuming no partial withdrawals, the GAV Benefit has the effect of guaranteeing that, beginning with your fifth Contract Anniversary (and on each subsequent anniversary until the Income Date that you take a Full Annuitization or when the Contract ends), your Contract Value will be at least equal to the initial GAV, or the GAV from any Contract Anniversary that occurred at least five years ago. This type of guarantee is sometimes referred to as a "high water mark." For example, assuming no withdrawals, on your 12th Contract Anniversary, the GAV Benefit guarantees that your Contract Value will be at least the highest GAV established on the Issue Date, or on any Contract Anniversary, up to and including, the seventh Contract Anniversary, that is, the "high water mark" from that period. However, the GAV Benefit does not provide any protection until the fifth Contract Anniversary. In addition the GAV does not lock in any gains until five years after they occur, and the GAV does not automatically lock in any gains that occur between anniversaries.
As noted above, if on a Contract Anniversary, your Contract Value is less than the GAV established five years ago, we will pay into your Contract an amount equal to that difference. We will allocate this amount to your Investment Options in proportion to the amount of Separate Account Value in each of the Investment Options on the date of allocation. We refer to the application of this payment as a "True Up." Because the True Ups increase your Contract Value, they will also increase the total dollar amount (but not the percentage) of the M&E charge you pay.
An additional Purchase Payment will immediately increase your Contract Value, but does not become part of the value guaranteed by the GAV Benefit until it is at least five years old. Therefore, a large additional Purchase Payment may diminish the advantage of the GAV Benefit by decreasing the likelihood that you would receive a True Up to your Contract. For example, if on the fifth Contract Anniversary your Contract Value is less than the GAV from five years ago, then we True Up your Contract Value to equal that GAV. If, however, you made a large additional Purchase Payment in the fourth Contract Year that increases your Contract Value on the fifth Contract Anniversary so that it is greater than the GAV from five years ago, then we would not make a True Up to your Contract. This example assumes you take no partial withdrawals. Any withdrawals you take may reduce the GAV by an amount greater than the withdrawal itself. If the Contract Value at the time of withdrawal is greater than the GAV, the GAV will be reduced by the dollar amount of the withdrawal. If the Contract Value at the time of withdrawal is less than the GAV, the GAV will be reduced by more than the withdrawal amount.
NOTE:  You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the FPAs will no longer be available to you and you will no longer receive any True Ups under the Living Guarantees.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

CALCULATING THE GAV
The initial GAV is equal to all Purchase Payments received during the first 90 days of your Contract, less any GAV adjusted partial withdrawals taken during this period. Adjusted partial withdrawals include withdrawals and any amounts applied to Partial Annuitizations. Additional Purchase Payments will increase the GAV on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the GAV proportionately. We also recalculate the GAV on every Contract Anniversary as follows.
On the first Contract Anniversary, the GAV is equal to the greater of A or B, where:
A =
The initial GAV, plus any additional Purchase Payments received during the remainder of the first Contract Year and minus any GAV adjusted partial withdrawals taken during the remainder of the first Contract Year.

B =	Your Contract Value on the first Contract Anniversary.
On the second and any subsequent Contract Anniversaries, the GAV is equal to the greater of C or D, where:
C =
The GAV from the previous Contract Anniversary plus any additional Purchase Payments received in the previous Contract Year and minus any GAV adjusted partial withdrawals taken in the previous Contract Year.

D =	Your Contract Value on that Contract Anniversary.
For each withdrawal or traditional Partial Annuitization taken before the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: a x b
For each withdrawal or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GAV adjusted partial withdrawal is equal to: c + (d x b)

For GMIB Partial Annuitizations, a GAV adjusted partial withdrawal is equal to: …………………………………..	GMIBPA x GAV1
GMIB

(a)	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
(b)	=	The greater of one, or the ratio of (e) divided by (f) where:
(e) = The GAV on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
(f) = The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.
(c)	=
The amount of the partial withdrawal (before any MVA) that, together with any other previous partial withdrawals (before any MVA) taken during the Contract Year, does not exceed 12% of total Purchase Payments received (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in part (d) of this formula.

(d)	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but before any MVA.

GMIBPA	=	The amount of any GMIB value applied to a GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization.
GAV1	=	The GAV on the day of (but before) the GMIB Partial Annuitization.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

GAV Example
•	You purchased a February 2007 Contract and selected the Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments. Therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
•	You take no partial withdrawals or Partial Annuitizations. Therefore, the calculations of the GAV that follows will only take into account the previous GAV and the current Contract Value on the Contract Anniversary. For information on how these calculations would be effected by a partial withdrawal, please see Appendix C.
•	The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $115,000; on the third Contract Anniversary it is $119,000; and on the fourth Contract Anniversary it is $121,000.
The initial GAV…………………………………………………………………………………………………………………………...	$100,000
The GAV on the first Contract Anniversary equals the greater of: (A) the initial GAV, which is the initial Purchase
Payment of $100,000; or (B) the Contract Value on the first Contract Anniversary, which is $120,000…………………	$120,000
The GAV on the second Contract Anniversary equals the greater of: (C) the GAV from the first Contract Anniversary
($120,000); or (D) the Contract Value on the second Contract Anniversary, which is $115,000…………………………	$120,000
The GAV on the third Contract Anniversary equals the greater of: (C) the GAV from the second Contract Anniversary
($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $119,000…………………………….	$120,000
The GAV on the fourth Contract Anniversary equals the greater of: (C) the GAV from the third Contract Anniversary
($120,000); or (D) the Contract Value on the third Contract Anniversary, which is $121,000…………………………….	$121,000
Applying the GAV Benefit
•	On the fifth Contract Anniversary the Contract Value is $105,000. The initial GAV established five years ago is $100,000. The fifth anniversary Contract Value is greater than the initial GAV, so there is no True Up on the fifth Contract Anniversary.
•	On the sixth Contract Anniversary the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. The sixth anniversary Contract Value is less than the GAV from the first Contract Anniversary, so we will True Up the Contract Value to equal this amount by applying $12,000 to the Investment Options on the sixth Contract Anniversary.
•	On the seventh Contract Anniversary the Contract Value is $122,000. The GAV from five years ago (the second Contract Anniversary) is $120,000. The seventh anniversary Contract Value is greater than the GAV established five years ago on the second Contract Anniversary so there is no True Up on the seventh Contract Anniversary.
Application of the GAV Benefit in tabular form:
	Contract Value	GAV	Contract Value guaranteed under the GAV Benefit (does not apply until the 5th Contract Anniversary)	Amount of GAV True Up (does not apply until the 5th Contract Anniversary)	Contract Value after any GAV True Up
Issue	$100,000	$100,000	-	-	$100,000
1st Contract Anniversary	$120,000	$120,000	-	-	$120,000
2nd Contract Anniversary	$115,000	$120,000	-	-	$115,000
3rd Contract Anniversary	$119,000	$120,000	-	-	$119,000
4th Contract Anniversary	$121,000	$121,000	-	-	$121,000
5th Contract Anniversary	$105,000	$121,000	$100,000	None	$105,000
6th Contract Anniversary	$108,000	$121,000	$120,000	$12,000	$120,000
7th Contract Anniversary	$122,000	$122,000	$120,000	None	$122,000
GAV TRANSFERS
There is no additional charge for the GAV Benefit. However, to make this guarantee available, we monitor your Contract daily as it relates to the GAV and periodically transfer amounts between your selected Investment Options and the FPAs (GAV Transfers). You will still have complete discretion over the selection of and allocation to the Investment Options for any portion of your Contract Value that is not required to be in the FPAs. Selecting Investment Options that have a higher volatility is likely to result in changes to Contract Value that, if negative, will, in turn increase the amount and/or frequency of GAV Transfers to the FPAs.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

We will transfer amounts between the Investment Options and the FPAs according to a mathematical model. This mathematical model will not change during the life of your Contract. We will transfer amounts to the FPAs proportionately from all of your selected Investment Options. GAV Transfers from the FPAs to the Investment Options will be allocated according to your future Purchase Payment allocation instructions. GAV Transfers are not subject to any transfer fee and do not count against any free transfers we allow.
The mathematical model we use to determine GAV Transfers includes a number of interrelated factors. The following table sets forth the most influential of these factors and indicates how each one by itself could trigger a GAV Transfer.
Change In One Factor, Assuming All Other Factors Remain Constant
Factor	Direction of the GAV Transfer
Contract Value increases	To the Investment Options
GAV increases	To the FPAS
Credited interest rate on the FPAs increases	To the Investment Options
Time until application of the GAV Benefit decreases	To the FPAS
The amount of the GAV Transfer will vary depending on the magnitude and direction of the change in these factors and their impact on your Contract Value. Most importantly, GAV Transfers out of the Investment Options into the FPAs occur as the Contract Value falls relative to the GAV. GAV Transfers to the FPAs generally first occur when the Contract Value drops below the most recently established GAV by an amount that typically ranges between 1% to 4%. If the Contract Value continues to fall, more GAV Transfers to the FPAs will occur. The amount of the first GAV Transfer to the FPAs will typically be significant, and will involve a transfer to the FPAs of an amount that ranges between 39% and 44% of your Contract Value. Subsequent transfer amounts to the FPAs typically range between 6% and 10% of your Contract Value. Concentrating Contract Value in Investment Options with higher volatility is likely to result in greater changes in Contract Value relative to the GAV. If those changes are negative, they will, in turn, result in higher amounts of and/or more frequent GAV Transfers to the FPAs. In addition, as the time remaining until application of the GAV True Up shortens, the frequency and amount of GAV Transfers to the FPAs will increase, particularly in poorly performing markets.
Transactions you make may also affect the number of GAV Transfers including:
•	additional Purchase Payments,
•	partial withdrawals, and
•	Partial Annuitizations.
Additional Purchase Payments, withdrawals and Partial Annuitizations will change the Contract Value relative to the GAV, and may result in additional GAV Transfers.
When a GAV Transfer occurs, we allocate the transferred Contract Value to the available FPA. In general, the Contract Value allocated to the FPA will remain in the FPA until the performance of your Investment Options recovers sufficiently to support the guarantees provided by the GAV Benefit. It can be expected that, in some instances, Contract Value will transfer out of the FPAs more slowly than it was transferred in, particularly as the time until the application of the GAV True Up shortens. As this time shortens:
•	GAV Transfers to the FPAs become more likely, and
•	Contract Value relative to the GAV must increase in order for GAV Transfers from the FPAs to occur.
After the second Contract Anniversary, it is possible that substantially all of your Contract Value (for example, more than 95%) will be in the FPAs, especially approaching a Contract Anniversary when we may need to True Up your Contract Value to equal the GAV. This can be true even if your Contract Value exceeds the GAV.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the GAV Benefit, we transfer Contract Value from the Investment Options to the FPAs, to the extent called for by a mathematical model that will not change during the life of your Contract. We do this in order to minimize the need to provide a True Up (for example, we will pay into your Contract an amount by which the Contract Value falls short of the GAV as of the Contract Anniversary date when that GAV becomes available), or to reduce the amount of any True Up that is required. (Generally, amounts allocated to the Investment Options have a greater potential for gain or loss than amounts allocated to the FPAs.) We will determine a GAV for each Contract Anniversary and we may need to provide a True Up to any GAV five or more Contract Years after it was established. When a True Up becomes more likely, including when your Contract Value is less than any GAV, the mathematical model will tend to allocate more Contract Value to the FPAs. If, on the other hand, the Contract Value is much higher than each of these GAVs, then a True Up may not be necessary, and therefore, the mathematical model will tend to allocate more Contract Value to the Investment Options.
Each Business Day the mathematical model computes a "target allocation," which is the portion of the Contract Value that is to be allocated to the Investment Options.
The target allocation depends on several factors – the Owner's current Contract Value as compared to the Owner's GAV, the time until the GAV becomes available, and the rate credited to the FPAs. However, as time passes, these factors change. Therefore, the target allocation changes from one Business Day to the next.
The mathematical model could theoretically call for a daily reallocation of Contract Value so that the Owner's actual allocation between the Investment Options and FPAs always equals that Owner's target allocation. However, to avoid the constant reallocations that this approach would require, the model calls for a rebalancing only when the target allocation differs sufficiently from a "baseline allocation," which is the target allocation determined at issue or upon the most recent GAV Transfer adjusted for performance.
In other words, at issue, the target and baseline allocations are the same; on each Business Day going forward the target allocation will change with the Contract's changing characteristics, while the baseline allocation will not change until the first GAV Transfer. When the target allocation to the Investment Options differs from the baseline allocation to the Investment Options by more than a specified margin, a GAV Transfer takes place that makes the Owner's actual allocation equal to the target allocation, and the mathematical model establishes a new baseline allocation to the Investment Options equal to the target allocation at the time of the transfer for use in future comparisons.
In practice, we find that for a newly-issued Contract, no GAV Transfer to the FPAs will occur until the target allocation to the Investment Options has fallen to about 60% of Contract Value. Therefore, the initial GAV Transfer will transfer enough Contract Value so that approximately 40% of the Contract Value will be in the FPAs after the GAV Transfer.
Once the first GAV Transfer has occurred, if the target allocation to the Investment Options rises above the baseline allocation by more than the specified margin, a GAV Transfer will transfer Contract Value from the FPAs to the Investment Options. If the target allocation to the Investment Options falls below the baseline allocation by more than the specified margin, the GAV Transfer will transfer Contract Value from the Investment Options to the FPAs. As with the initial GAV Transfer, a subsequent GAV Transfer results in the establishment of a new baseline allocation equal to the target allocation at the time of the transfer for use in future comparisons. In practice, we find that GAV Transfers after the first typically range between 6% and 10% of the Contract Value.
The specified margin is set on the Issue Date and cannot be changed for the life of a Contract.
See the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the target allocation on a daily basis.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

We will transfer Contract Value from the Investment Options to the FPAs, and from the FPAs to the Investment Options, according to the mathematical model in order to support the Living Guarantees. You should view the GAV Benefit as a way to permit you to invest in the Investment Options to the extent permitted by the mathematical model, while still having your principal and some of your investment gains protected to the extent provided by the GAV Benefit. You should not view the GAV Benefit as a "market timing" or other type of investment program designed to enhance your earnings under the Contract. If we make transfers from your chosen Investment Options to the FPAs during a market downturn, less (or potentially none) of your Contract Value will be available to participate in any upside potential of the Investment Options if there is a subsequent recovery. This means that if most or all of your Contract Value is allocated to the FPAs, a subsequent market recovery will benefit only that portion, if any, of your Contract Value which remains in the Investment Options. If a recovery is sustained enough to result in amounts being transferred back from the FPAs into your selected Investment Options, progressively more of your Contract Value may be able to participate in the recovery, but the Contract Value as a whole will always recover more slowly than had it been more fully allocated to the Investment Options. This may potentially provide less Contract Value to you than if your Contract did not include the Living Guarantees.
THE GAV FIXED ACCOUNT MINIMUM
The GAV Fixed Account Minimum is the amount we require to be kept in the FPAs to maintain the guarantee protection provided by the GAV Benefit. You can transfer amounts into or out of the FPAs subject to the GAV Fixed Account Minimum. You can only make a transfer from the FPAs that would reduce the amount in the FPAs below this minimum by resetting the GAV Benefit. If you allocate or transfer amounts to the FPAs, the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be less. If you transfer amounts out of the FPAs (subject to the GAV Fixed Account Minimum), the amounts we need to transfer to the FPAs in order to maintain the guarantee provided by the GAV Benefit will be greater.
RESETTING THE GAV BENEFIT
For Contracts issued in Alabama, Oregon, Pennsylvania, Utah and Washington: The reset feature is not available.
You may reset the operation of the GAV Benefit at any time, as long as the reset date is at least 90 days from any earlier reset date and the reset provision is available in your state. Upon a reset, we will transfer 100% of your Contract Value to the Investment Choices on the reset date according to your most recent allocation instructions unless you instruct us otherwise. If you reset the operation of the GAV Benefit, the first Contract Anniversary on which your Contract Value will be guaranteed under the GAV Benefit will be the Contract Anniversary occurring five years after the Contract Anniversary that occurs on or after the reset date. This means that we will not make a True Up to the Contract any time between the reset date and the sixth Contract Anniversary after the reset date (or the fifth Contract Anniversary if you reset on a Contract Anniversary). The GAV on the reset date is the greater of:
•	the last GAV calculated before the reset date, plus any additional Purchase Payments received on or after the last GAV calculation, and minus any GAV adjusted partial withdrawals taken on or after that calculation, or
•	your Contract Value.
If your Contract Value on the reset date is less than the GAV at that time, the GAV Transfers to the FPAs will occur more rapidly and at a larger amount than those for a new Contract with a Purchase Payment equal to the Contract Value on the reset date. This occurs because the guarantee available to you on the reset date is larger than the guarantees available for a new Contract.
On the Contract Anniversary that occurs on or after the reset date, the new GAV is equal to the greater of:
•	the GAV established on the reset date, plus any additional Purchase Payments received on or after the reset date, and minus any GAV adjusted partial withdrawals taken on or after the reset date; or
•	your Contract Value.
On each subsequent Contract Anniversary, the new GAV is calculated as previously described (see the "Calculating the GAV" discussion that appears earlier in this section).
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

OTHER INFORMATION ON THE GAV BENEFIT
Once we pay a GAV True Up to your Contract Value as a result of the GAV Benefit, the True Ups become part of your Contract Value and are available for immediate withdrawal. Also, any GAV True Ups will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. For tax purposes, your True Up will be treated as earnings under the Contract. However, if your Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the True Up as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is no different than when the Contract Value is less than your net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 7, Expenses – Withdrawal Charge.
The GAV Benefit ends upon the earliest of the following.
•	The Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.
•	When the Contract ends.

7.	EXPENSES

There are charges and other expenses associated with the Contract that reduce your investment return. These charges and expenses are described in detail in this section.
MORTALITY AND EXPENSE RISK (M&E) CHARGE
We calculate and accrue the M&E charge at an annualized rate of the Investment Options' net asset value on each Business Day during the Accumulation Phase as follows.
	M&E Charge
	February 2007 Contract and Original Contract issued on or after June 22, 2007	Original Contract issued before June 22, 2007 and May 2005 Contract
Traditional GMDB	1.25%	1.40%
Enhanced GMDB	1.45%	1.60%
If you select variable Annuity Payments during the Annuity Phase we assess a M&E charge of either 1.25% (for February 2007 Contracts and Original Contracts issued on or after June 22, 2007), or 1.40% (for Original Contracts issued before June 22, 2007 and May 2005 Contracts). Similarly, upon the death of the Owner, when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, we continue to assess a M&E charge of either 1.25% (for February 2007 Contracts and Original Contracts issued on or after June 22, 2007), or 1.40% (for Original Contracts issued before June 22, 2007 and May 2005 Contracts) as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
The M&E charge reduces the net asset value that we use to calculate each subaccount's accumulation unit value during the Accumulation Phase, or each subaccount's annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 2, Purchase – Accumulation Units/Computing the Contract Value. For more information on Annuity Payments, see section 3, The Annuity Phase – Traditional Annuity Payments.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have a February 2007 Contract with the Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.45% M&E charge and we reduce your annuity unit value for the 1.25% M&E charge. For more information, see section 3, The Annuity Phase – Partial Annuitization.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

This charge compensates us for all the insurance benefits provided by your Contract, for example:
•	our contractual obligation to make Annuity Payments,
•	the death benefits, income benefits, withdrawal benefits and Living Guarantees under the Contract,
•	certain expenses related to the Contract, and
•	for assuming the risk (expense risk) that the current charge is insufficient in the future to cover the cost of administering the Contract.
If the M&E charge is sufficient to cover such costs and risks, any excess is profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.
CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase for all your High Five Contracts if the total Contract Value is at least $75,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Contracts by using the Owner's social security number, and for non-individually owned Contracts we use the Annuitant's social security number.
•	During the Annuity Phase if the Contract Value on the Income Date is at least $75,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We deduct this charge proportionately first from the Investment Options, and any remaining amount is deducted from the FPAs.
WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of the withdrawal comes from a Purchase Payment that is still within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay a transfer fee or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 9, Access to Your Money – Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of transfer fees or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix F.
NOTE: Amounts applied to Partial Annuitizations reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.	First, we withdraw any Purchase Payments that are beyond your Contract's withdrawal charge period (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments. This withdrawal reduces the Withdrawal Charge Basis.
2.	Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege. This withdrawal does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. We consider any True Ups we make to your Contract Value under the GAV Benefit to be earnings. However, if the Contract Value at the time of a True Up is less than your net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) some or all of the True Up may, in effect, be treated as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. For more information see section 6, Guaranteed Account Value (GAV) Benefit – Other Information on the GAV Benefit. This withdrawal does not reduce the Withdrawal Charge Basis.
We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received each Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since We Received Your Purchase Payment	Charge
0	8%
1	8%*
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
*	7.5% in Alabama, Oregon, Pennsylvania, Utah and Washington.
After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. However, withdrawals from the FPAs may be subject to an MVA.
We calculate the charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the Contract Value and we deduct it proportionately from the selected Investment Options. However, if there is not enough Contract Value in the Investment Options, we deduct the remaining amount of the charge proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Example: You purchased a February 2007 Contract with the Living Guarantees. You made an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. There is no MVA at the time of the withdrawal. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.
1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)	Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7% withdrawal charge, and you will receive $27,900. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
 $30,000 x 0.930 = $27,900.
Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,900 ($12,000 under the partial withdrawal privilege and $27,900 from the first Purchase Payment), so we would need to deduct $12,100 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
 $12,100 ÷ 0.920 = $13,152
4)	Contract earnings. As we have already withdrawn your requested amount, this does not apply.
In total we withdrew $55,152 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,152.
NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge
We may have reduced or eliminated the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We require our prior approval for any reduction or elimination of the withdrawal charge.
TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The transfer fee also continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase. The deduction of a transfer fee decreases your Contract Value on a dollar for dollar basis, but it does not decrease your partial withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. Transfers from a FPA may be subject to an MVA, which may increase or decrease the value of your Contract and/or the amount transferred. We deduct a transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we deduct a transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we treat the transfer as a single transfer and we deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is a GAV Transfer or is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses reduce the performance of the Investment Options and, therefore, negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the "Taxation of GMIB Payments," see section 3, The Annuity Phase.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you are not taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you are taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract generally is not treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

We may have issued the following types of Qualified Contracts.
•	Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. Contributions are also limited or prohibited if the Owner's income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual's income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. If you purchased this Contract as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment became the Owner of this Inherited IRA Contract. The ownership of the Contract also includes the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. The death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and was intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as the Owner, generally are not taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Traditional Annuity Payments or GMIB Payments. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received generally is treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally is taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and is not taxed. The remaining portion of the payment is treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.
NOTE: Distributions from Non-Qualified Contracts will be considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)	distributions made on account of an IRS levy upon the Qualified Contract;
6)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception no longer applies after you have been re-employed for at least 60 days);
7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)	a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.
The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% additional federal tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner's lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date has an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract is increased to reflect the increase in the transferor's income.
The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.
DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if federal tax law does not recognize the relationship as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner's/spouse's rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents generally are subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.
In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions specifying how amounts are distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements are considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
•	by taking a withdrawal (including GWB withdrawals);
•	by taking required minimum distributions (Qualified Contracts only);
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can only take withdrawals during the Accumulation Phase. We process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day's Accumulation Unit values.
When you take a full withdrawal, we process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
•	adjusted for any applicable MVA,
•	less any applicable withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of the charges.
There is no minimum associated with requesting a partial withdrawal and there is no minimum amount of Contract Value that we require to remain in the Contract after requesting a partial withdrawal for as long as you hold the Contract. In the future, if we require a minimum amount of Contract Value to remain in the Contract, we reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. If the amount in the Investment Options is less than the partial withdrawal, then the remaining amount comes proportionately from any other available Investment Choices. Partial withdrawals from a general account Investment Choice may involve an MVA, which may increase or decrease your Contract Value and/or the proceeds you receive.
We pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).
Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GWB, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix F.
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop disbursements from your Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a required minimum distribution payment in the same Contract Year, and before any MVA. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege, but an MVA may apply to amounts withdrawn from a FPA. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. There is no partial withdrawal privilege during the Annuity Phase.
If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they do not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount is subject to a withdrawal charge and reduces the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.
The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.
WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
•	confined to a nursing home for a period of at least 90 consecutive days; or
•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance).
The waiver does not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we base this benefit on the Annuitant.
We must receive proof of these conditions in Good Order, including certification by a licensed physician before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
These benefits vary from state to state and may not be available in your state. Check with your Financial Professional for details on the waivers available in your state.
GUARANTEED WITHDRAWAL BENEFIT (GWB)
Contracts with Living Guarantees will include the GWB. The Living Guarantees were available at Contract issue. The Living Guarantees cannot be added to an existing Contract after it is issued or removed from your Contract. There is no additional charge for the GWB. However, we monitor your Contract Value daily and systematically transfer amounts between your selected Investment Options and the FPAs to support the Living Guarantees. This benefit provides a guaranteed income through partial withdrawals, regardless of your Contract Value, beginning on the second Contract Anniversary. The GWB is not available before the second Contract Anniversary.
The GWB value is equal to total Purchase Payments less GWB adjusted partial withdrawals. The maximum amount available for GWB withdrawals each Contract Year is the lesser of:
•	12% of your total Purchase Payments before any MVA (the partial withdrawal privilege amount), or
•	the remaining GWB value.
We will not deduct a withdrawal charge from amounts withdrawn under the GWB, but an MVA may apply to amounts withdrawn from a FPA. Amounts withdrawn under the GWB will not reduce the Withdrawal Charge Basis, but withdrawals in excess of the maximum amount available annually under the GWB will be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis. Amounts withdrawn under the GWB will count against the partial withdrawal privilege. Any unused GWB withdrawal amount in one Contract Year does not carry over to the next Contract Year. GWB withdrawals will be treated as withdrawals for tax purposes and if any Owner is younger than age 59½, the GWB withdrawal may also be subject to a 10% additional federal tax.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Withdrawals and Partial Annuitizations you take in excess of the maximum allowable GWB withdrawal in a Contract Year may reduce the GWB value by more than the amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the remaining GWB value, the GWB value may be reduced by more than the amount withdrawn or annuitized.
For each withdrawal* or traditional Partial Annuitization taken before the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: PW x GWBV
For each withdrawal* or traditional Partial Annuitization taken on or after the second Contract Anniversary, a GWB adjusted partial withdrawal is equal to: GWBA + (RPWA x GWBV)
*	Includes any amounts paid as part of a required minimum distribution.
For each GMIB Partial Annuitization a GWB adjusted partial withdrawal is equal to:	GMIBPA x GWB1
GMIB

PW	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
GWBA	=
The amount of the partial withdrawal* (before any MVA) that, together with any previous partial withdrawals* taken during the Contract Year, does not exceed the maximum allowable GWB withdrawal for the Contract Year. However, if you take any traditional Partial Annuitization the entire amount of any Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPWA portion of this formula.
*  Includes GWB withdrawals.

RPWA	=	The remaining amount of the partial withdrawal including any applicable withdrawal charge, but before any MVA.
GWBV	=	The greater of one, or the ratio of (a) divided by (b) where:
(a) = The remaining GWB value on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
(b) = The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal adjusted for any applicable MVA.
GMIBPA	=	The amount of the GMIB value applied to a GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization
GWB1	=	The remaining GWB value on the day of (but before) the GMIB Partial Annuitization.
You can continue to take GWB withdrawals until you have withdrawn all of the GWB value. This means that under the GWB, if you have no remaining Contract Value, your Contract will continue until you have withdrawn all the Purchase Payments less GWB adjusted partial withdrawals.
NOTE:  You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Withdrawal Benefit will no longer be available to you.

The GWB ends upon the earliest of the following.
•	When the Contract ends.
•	The Income Date that you take a Full Annuitization, including a required Full Annuitization on the maximum permitted Income Date. For more information, see section 3, The Annuity Phase.
•	The GWB value is zero.
•	The death of the Owner (unless the spouse continues the Contract as the new Owner).
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

GWB Adjusted Partial Withdrawal Example
•	You purchased a February 2007 Contract and selected the Living Guarantees. You made only one initial Purchase Payment of $100,000.
•	The GWB value at issue is equal to the total Purchase Payments less GWB adjusted partial withdrawals, which is $100,000.
•	The maximum amount you can withdraw under the GWB after the second Contract Anniversary is 12% of the total Purchase Payments before any MVA, which is 0.12 x $100,000 = $12,000.
•	During the third Contract Year you take a partial withdraw of $13,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $95,000. There is no MVA on the partial withdrawal.
We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:
GWBA	=	The amount of the partial withdrawal that does not exceed the maximum allowable GWB withdrawal for the Contract Year…………………………………………………………………………………………….		$12,000
RPWA	=	The remaining amount of the partial withdrawal (including any withdrawal charge) = $13,000 – $12,000 = …………………………………………………………………………………………….	$	+ (1,000
GWBV	=	The greater of one, or the ratio of (a) divided by (b), where:
(a) The remaining GWB value on the day of (but before) the partial withdrawal…………..		$100,000
(b) The Contract Value on the day of (but before) the partial withdrawal…………………...		÷ $95,000
		1.052632
		GWBV……………………………………………………………………………………………………………..		x 1.052632)
GWB adjusted partial withdrawal……………………………………………………………………………………………..				$13,053

After this partial withdrawal, the remaining GWB value is $100,000 – $13,053 = …………………………………………				$86,947
•	During the fourth Contract Year you take another partial withdrawal of $14,000 (including any withdrawal charge) when the Contract Value on the day (but before) the withdrawal is $92,500. There is no MVA on the partial withdrawal.
We calculate the GWB adjusted partial withdrawal as: GWBA + (RPWA x GWBV), where:
GWBA	=	The amount of the partial withdrawal that does not exceed the maximum allowable GWB withdrawal for the Contract Year		$12,000
RPWA	=	The remaining amount of the partial withdrawal (including any withdrawal charge) = $14,000 – $12,000 =	$	+ (2,000
GWBV	=	The greater of one, or the ratio of (a) divided by (b), where:
(a) The remaining GWB value on the day of (but before) the partial withdrawal		$88,947
(b) The Contract Value on the day of (but before) the partial withdrawal		÷ $92,500
		0.961589
		GWBV		x 1)
GWB adjusted partial withdrawal				$14,000

After this partial withdrawal, the remaining GWB value is $86,947 – $14,000 =				$72,947

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly, quarterly, semi-annual or annual payments to you. The minimum amount you can withdraw under this program is $100. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to a withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) are subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

All systematic withdrawals are made on the ninth of the month, or the Business Day before if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program will not begin until the next month.
We reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time.
MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we make payments to you from your Contract designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. RMD payments from this Contract are not subject to a withdrawal charge and do not reduce the Withdrawal Charge Basis. However, they count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract are subject to any applicable withdrawal charge. If your Contract includes Living Guarantees, RMD payments also count against the maximum amount available for GWB withdrawals.
If your Contract includes Living Guarantees, it also includes a GMIB that may have limited usefulness under a Qualified Contract subject to a RMD. If your Contract includes Living Guarantees and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. In addition, RMD payments reduce your GAV, GWB value, GMDB value, GMIB value, MAV (if applicable) and amounts available under your partial withdrawal privilege.
You cannot participate in systematic withdrawal and minimum distribution programs at the same time.
Inherited IRA Contracts. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70½. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.
SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

10.	DEATH BENEFIT

At Contract issue, you were asked to select a death benefit. If you did not make a selection, you received the Traditional GMDB. The death benefit is only available during the Accumulation Phase of the Contract.
The use of the term "you" in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
If you die during the Accumulation Phase, we process the death benefit based on the Accumulation Unit values determined after we receive in Good Order at our Service Center the death benefit payment option and due proof of death. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day receives the next Business Day's Accumulation Unit values.
If a Beneficiary dies before you, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, they each receive an equal share. Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient. Once we receive notification of death, we no longer accept additional Purchase Payments and we do not process requested transfers.
TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit is the greater of 1 or 2.
1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
2.	The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
For multiple Beneficiaries, we determine the Traditional GMDB value for each surviving Beneficiary's portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary's portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.
ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit is the greater of 1, 2 or 3.
1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
2.	The Traditional GMDB value, which is the total of all Purchase Payments received, reduced for each GMDB adjusted partial withdrawal taken.
3.	The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
For multiple Beneficiaries, we determine the Enhanced GMDB value for each surviving Beneficiary's portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary's portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Maximum Anniversary Value (MAV)
We only calculate the MAV until the date of any Owner's death.
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.
On each Business Day other than a Contract Anniversary, the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day, and
•	reduced for each GMDB adjusted partial withdrawal taken that day.
On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
GMDB ADJUSTED PARTIAL WITHDRAWAL FORMULA
For each withdrawal or traditional Partial Annuitization taken, a GMDB adjusted partial withdrawal is equal to: (a) x (b)
(a)	=	The amount of Contract Value (before any MVA) applied to a traditional Partial Annuitization or withdrawn (including any applicable withdrawal charge).
(b)	=	The greater of one, or the ratio of (c) divided by (d) where:
		(c)	=	The death benefit on the day of (but before) the traditional Partial Annuitization or partial withdrawal.
		(d)	=	The Contract Value on the day of (but before) the traditional Partial Annuitization or partial withdrawal, adjusted for any applicable MVA.

For each GMIB Partial Annuitization, a GMDB adjusted partial withdrawal is equal to: …………………………...	GMIBPA x GMDB1
GMIB

GMIBPA	=	The amount of the GMIB value applied to a GMIB Partial Annuitization.
GMDB1	=	The death benefit on the day of (but before) the GMIB Partial Annuitization.
GMIB	=	The GMIB value on the day of (but before) the GMIB Partial Annuitization.
Any withdrawals or traditional Partial Annuitizations you take in a Contract Year may reduce the GMDB value by more than the amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the death benefit, we will deduct more than the amount withdrawn or annuitized from the GMDB value.
Please see Appendix D for examples of calculations of the death benefit.
WHEN THE DEATH BENEFIT ENDS
The GMDB that applies to your Contract ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the GMDB value and Contract Value are both zero.
•	When the Contract ends.
DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
•	continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or
•	receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who receives it. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.	•	The Beneficiary becomes the Owner. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the GWB was in effect, it ends unless the deceased Owner's spouse continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the GWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.	•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GWB was in effect, it ends unless the deceased Annuitant's spouse continues the Contract.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•
If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GWB was in effect, it continues.

•	If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit. If the GWB was in effect, it ends unless the deceased Owner's spouse continues the Contract.	•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2) If the GWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
		•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.
•	For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
	•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits also continue with the possible exception of the GMIB Payments under the GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of when the GMIB ends in section 3, The Annuity Phase – Guaranteed Minimum Income Benefit (GMIB). If a lump sum payment is requested, we pay the amount within seven days of our receipt of the death benefit payment option and due proof of death, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner's death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.25% (for February 2007 Contracts and Original Contracts issued on or after June 22, 2007), or 1.40% (for Original Contracts issued before June 22, 2007 and May 2005 Contracts). At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as Annuity Payments under an Annuity Option over the lifetime of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary's life expectancy. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary's life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.25% (for February 2007 Contracts and Original Contracts issued on or after June 22, 2007), or 1.40% (for Original Contracts issued before June 22, 2007 and May 2005 Contracts).
Distribution must begin within one year of the date of any Owner's death. Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Code.
Other rules may apply to Qualified Contracts.

11.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b‑1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.
The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
Selling firms and their Financial Professionals and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars for their Financial Professionals;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
•	the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
•	whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
•	whether the broker/dealer firm's product mix is oriented toward our core markets;
•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent Financial Professional meetings and training sessions;
•	the potential return on investment of investing in a particular firm's system;
•	our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
•	the broker/dealer firm's Financial Professional and customer profiles; and
•	the prominence and reputation of the broker/dealer firm in its marketing channel.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what your Financial Professional and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.
FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

12.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………	2	Contracts Owned by Non-Individuals……………………..…..	4
Experts…………………………………………………	2	Income Tax Withholding………………………………..….......	5
Legal Opinions……………………………………………	2	Required Distributions…………………………………..………	5
Distributor…………………………………………………	2	Qualified Contracts……………………………………………...	5
Reduction or Elimination of the Withdrawal Charge	3	Guaranteed Account Value (GAV) Transfers……………..…	7
Federal Tax Status………………………………………	3	Annuity Provisions………………………………….....	14
General……………………………………………	3	Annuity Units/Calculating Annuity Payments……	14
Diversification……………………………………….	4	Mortality and Expense Risk Guarantee………………	14
Owner Control……………………………………….	4	Financial Statements………………………………….	14
		Appendix – Condensed Financial Information…...…	15
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

13.	PRIVACY NOTICE

2016
Your privacy is a high priority for Allianz ("we" or "our"). Our pledge to protect your privacy is reflected in our Privacy Notice. This notice outlines our principles for collecting, using and protecting information that we maintain about you.
This notice applies to Allianz and its affiliated companies listed at the end of this notice. The law allows us to share your information among our affiliates. The law does not allow you to prevent these disclosures.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address and telephone number.
•	From others, through the process of handling a claim. This may include information from medical or accident reports.
•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
•	With affiliates and other third parties in order to administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
•	With your insurance agent so that they can perform services for you.
•	With medical professionals in order to process your claim.
•	With a state Department of Insurance in order to examine our records or business practices.
•	With state or federal law enforcement agency, as required by law or to report suspected fraud activities.
•	With research groups to conduct studies on claims results. No individual is identified in any study or report.
We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it to administer or service your policy.  We use computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.
If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016

Your ability to access and correct your information
You have the right to access and obtain a copy of your information.  You may write to us and also ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding.  If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information.  If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.
Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy Notice is also displayed on our website at www.allianzlife.com.

For more information or if you have questions
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the following address or contact us via the secured website.
Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis, MN 55416-1297 800.328.5600 www.allianzlife.com
Allianz and its affiliated companies:
•  Allianz Life Insurance Company of North America
•  Allianz Life Insurance Company of New York
•  Allianz Investment Management LLC
•  Allianz Life Financial Services, LLC
•  Questar Asset Management, Inc.
•  Questar Capital Corporation

M40018 (R-9/2015)

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the February 2007 Contract and the Original Contract issued on or after June 22, 2007 are listed in the tables below. You can find AUV information corresponding to additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
February 2007 Contract or Original Contract issued on or after June 22, 2007 with Traditional GMDB	1.25%
February 2007 Contract or Original Contract issued on or after June 22, 2007 with Enhanced GMDB	1.45%
(Number of Accumulation Units in thousands)
M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.038	312	12/31/2009	N/A	10.034	99
12/31/2010	10.038	10.954	313	12/31/2010	10.034	10.927	94
12/31/2011	10.954	11.078	252	12/31/2011	10.927	11.030	75
12/31/2012	11.078	12.066	268	12/31/2012	11.030	11.989	103
12/31/2013	12.066	13.457	320	12/31/2013	11.989	13.344	120
12/31/2014	13.457	14.102	296	12/31/2014	13.344	13.957	107
12/31/2015	14.102	13.928	228	12/31/2015	13.957	13.757	58
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.163	112	12/31/2007	N/A	13.092	31
12/31/2008	13.163	8.271	182	12/31/2008	13.092	8.210	47
12/31/2009	8.271	11.064	741	12/31/2009	8.210	10.961	188
12/31/2010	11.064	13.025	567	12/31/2010	10.961	12.878	160
12/31/2011	13.025	11.691	370	12/31/2011	12.878	11.536	98
12/31/2012	11.691	13.130	469	12/31/2012	11.536	12.930	153
12/31/2013	13.130	17.303	609	12/31/2013	12.930	17.006	226
12/31/2014	17.303	18.646	487	12/31/2014	17.006	18.288	164
12/31/2015	18.646	19.562	358	12/31/2015	18.288	19.148	110
AZL Boston Company Research Growth Fund
12/31/2007	N/A	11.633	465	12/31/2007	N/A	11.491	106
12/31/2008	11.633	6.706	370	12/31/2008	11.491	6.610	123
12/31/2009	6.706	8.924	267	12/31/2009	6.610	8.780	172
12/31/2010	8.924	10.834	295	12/31/2010	8.780	10.637	123
12/31/2011	10.834	10.358	161	12/31/2011	10.637	10.149	84
12/31/2012	10.358	12.044	241	12/31/2012	10.149	11.778	113
12/31/2013	12.044	16.176	333	12/31/2013	11.778	15.787	144
12/31/2014	16.176	17.325	233	12/31/2014	15.787	16.875	120
12/31/2015	17.325	18.054	183	12/31/2015	16.875	17.550	106
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.070	403	12/31/2009	N/A	10.066	197
12/31/2010	10.070	11.279	297	12/31/2010	10.066	11.252	172
12/31/2011	11.279	11.140	198	12/31/2011	11.252	11.092	130
12/31/2012	11.140	12.467	270	12/31/2012	11.092	12.388	166
12/31/2013	12.467	14.907	363	12/31/2013	12.388	14.783	211
12/31/2014	14.907	15.683	297	12/31/2014	14.783	15.521	156
12/31/2015	15.683	15.384	215	12/31/2015	15.521	15.195	122

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.608	385	12/31/2007	N/A	17.445	117
12/31/2008	17.608	11.524	410	12/31/2008	17.445	11.393	105
12/31/2009	11.524	14.865	321	12/31/2009	11.393	14.667	76
12/31/2010	14.865	18.659	284	12/31/2010	14.667	18.375	65
12/31/2011	18.659	17.706	180	12/31/2011	18.375	17.401	46
12/31/2012	17.706	19.989	231	12/31/2012	17.401	19.605	69
12/31/2013	19.989	26.057	390	12/31/2013	19.605	25.506	125
12/31/2014	26.057	27.672	273	12/31/2014	25.506	27.033	92
12/31/2015	27.672	25.662	197	12/31/2015	27.033	25.019	69
AZL Government Money Market Fund
12/31/2007	N/A	11.258	2421	12/31/2007	N/A	11.081	729
12/31/2008	11.258	11.389	2795	12/31/2008	11.081	11.188	773
12/31/2009	11.389	11.273	2432	12/31/2009	11.188	11.051	661
12/31/2010	11.273	11.133	1814	12/31/2010	11.051	10.893	558
12/31/2011	11.133	10.996	1434	12/31/2011	10.893	10.736	434
12/31/2012	10.996	10.858	2100	12/31/2012	10.736	10.581	508
12/31/2013	10.858	10.724	2357	12/31/2013	10.581	10.429	740
12/31/2014	10.724	10.591	1753	12/31/2014	10.429	10.280	452
12/31/2015	10.591	10.460	1179	12/31/2015	10.280	10.132	300
AZL International Index Fund
12/31/2009	N/A	9.763	70	12/31/2009	N/A	9.760	10
12/31/2010	9.763	10.328	61	12/31/2010	9.760	10.304	93
12/31/2011	10.328	8.897	37	12/31/2011	10.304	8.858	76
12/31/2012	8.897	10.371	87	12/31/2012	8.858	10.305	32
12/31/2013	10.371	12.429	120	12/31/2013	10.305	12.325	59
12/31/2014	12.429	11.516	82	12/31/2014	12.325	11.397	36
12/31/2015	11.516	11.215	61	12/31/2015	11.397	11.077	20
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.903	340	12/31/2007	N/A	12.808	295
12/31/2008	12.903	9.694	274	12/31/2008	12.808	9.604	275
12/31/2009	9.694	11.761	258	12/31/2009	9.604	11.629	268
12/31/2010	11.761	12.979	229	12/31/2010	11.629	12.807	176
12/31/2011	12.979	12.539	170	12/31/2011	12.807	12.348	123
12/31/2012	12.539	13.857	228	12/31/2012	12.348	13.618	183
12/31/2013	13.857	17.060	267	12/31/2013	13.618	16.733	245
12/31/2014	17.060	18.280	225	12/31/2014	16.733	17.894	209
12/31/2015	18.280	17.608	161	12/31/2015	17.894	17.201	168
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.435	218	12/31/2007	N/A	14.244	271
12/31/2008	14.435	9.572	191	12/31/2008	14.244	9.426	202
12/31/2009	9.572	11.688	166	12/31/2009	9.426	11.487	188
12/31/2010	11.688	12.970	137	12/31/2010	11.487	12.722	129
12/31/2011	12.970	12.561	106	12/31/2011	12.722	12.296	76
12/31/2012	12.561	14.182	138	12/31/2012	12.296	13.855	145
12/31/2013	14.182	18.724	242	12/31/2013	13.855	18.255	209
12/31/2014	18.724	20.340	200	12/31/2014	18.255	19.791	161
12/31/2015	20.340	19.433	130	12/31/2015	19.791	18.870	120
AZL Invesco International Equity Fund
12/31/2007	N/A	20.000	324	12/31/2007	N/A	19.774	110
12/31/2008	20.000	11.553	226	12/31/2008	19.774	11.399	78
12/31/2009	11.553	15.325	371	12/31/2009	11.399	15.092	99
12/31/2010	15.325	17.030	301	12/31/2010	15.092	16.737	74
12/31/2011	17.030	15.589	174	12/31/2011	16.737	15.290	43
12/31/2012	15.589	17.789	282	12/31/2012	15.290	17.413	93
12/31/2013	17.789	20.868	400	12/31/2013	17.413	20.386	126
12/31/2014	20.868	20.661	311	12/31/2014	20.386	20.144	100
12/31/2015	20.661	19.845	205	12/31/2015	20.144	19.310	64

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.496	442	12/31/2007	N/A	19.314	290
12/31/2008	19.496	13.753	363	12/31/2008	19.314	13.598	217
12/31/2009	13.753	17.158	356	12/31/2009	13.598	16.930	334
12/31/2010	17.158	17.952	274	12/31/2010	16.930	17.679	156
12/31/2011	17.952	15.353	161	12/31/2011	17.679	15.089	96
12/31/2012	15.353	18.233	299	12/31/2012	15.089	17.883	176
12/31/2013	18.233	21.732	430	12/31/2013	17.883	21.273	241
12/31/2014	21.732	19.875	283	12/31/2014	21.273	19.416	198
12/31/2015	19.875	19.781	220	12/31/2015	19.416	19.285	151
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	13.011	154	12/31/2007	N/A	12.916	117
12/31/2008	13.011	7.879	170	12/31/2008	12.916	7.806	139
12/31/2009	7.879	10.404	251	12/31/2009	7.806	10.287	134
12/31/2010	10.404	11.607	182	12/31/2010	10.287	11.453	100
12/31/2011	11.607	11.212	137	12/31/2011	11.453	11.041	70
12/31/2012	11.212	12.969	200	12/31/2012	11.041	12.746	103
12/31/2013	12.969	17.534	276	12/31/2013	12.746	17.198	153
12/31/2014	17.534	19.771	309	12/31/2014	17.198	19.353	139
12/31/2015	19.771	19.549	182	12/31/2015	19.353	19.098	104
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.931	417	12/31/2007	N/A	14.851	326
12/31/2008	14.931	8.831	582	12/31/2008	14.851	8.766	283
12/31/2009	8.831	13.239	729	12/31/2009	8.766	13.116	209
12/31/2010	13.239	14.515	524	12/31/2010	13.116	14.351	146
12/31/2011	14.515	14.017	349	12/31/2011	14.351	13.831	85
12/31/2012	14.017	16.465	456	12/31/2012	13.831	16.214	166
12/31/2013	16.465	21.426	525	12/31/2013	16.214	21.057	204
12/31/2014	21.426	23.435	411	12/31/2014	21.057	22.985	149
12/31/2015	23.435	23.143	269	12/31/2015	22.985	22.654	102
AZL MFS Mid Cap Value Fund
12/31/2007	N/A	10.345	175	12/31/2007	N/A	10.310	60
12/31/2008	10.345	4.888	220	12/31/2008	10.310	4.862	53
12/31/2009	4.888	6.387	302	12/31/2009	4.862	6.340	61
12/31/2010	6.387	7.737	340	12/31/2010	6.340	7.665	76
12/31/2011	7.737	7.369	191	12/31/2011	7.665	7.285	68
12/31/2012	7.369	8.443	260	12/31/2012	7.285	8.331	90
12/31/2013	8.443	11.249	412	12/31/2013	8.331	11.078	114
12/31/2014	11.249	12.320	297	12/31/2014	11.078	12.108	113
12/31/2015	12.320	11.861	199	12/31/2015	12.108	11.634	87
AZL MFS Value Fund
12/31/2007	N/A	12.510	318	12/31/2007	N/A	12.344	265
12/31/2008	12.510	7.884	247	12/31/2008	12.344	7.764	233
12/31/2009	7.884	9.852	171	12/31/2009	7.764	9.682	240
12/31/2010	9.852	10.685	155	12/31/2010	9.682	10.481	149
12/31/2011	10.685	10.083	105	12/31/2011	10.481	9.870	99
12/31/2012	10.083	11.617	222	12/31/2012	9.870	11.349	151
12/31/2013	11.617	15.537	286	12/31/2013	11.349	15.148	223
12/31/2014	15.537	16.918	220	12/31/2014	15.148	16.461	182
12/31/2015	16.918	16.570	152	12/31/2015	16.461	16.090	147
AZL Mid Cap Index Fund
12/31/2010	N/A	10.681	332	12/31/2010	N/A	10.667	46
12/31/2011	10.681	10.304	244	12/31/2011	10.667	10.270	29
12/31/2012	10.304	11.927	306	12/31/2012	10.270	11.864	51
12/31/2013	11.927	15.632	393	12/31/2013	11.864	15.518	74
12/31/2014	15.632	16.860	331	12/31/2014	15.518	16.703	71
12/31/2015	16.860	16.206	228	12/31/2015	16.703	16.023	48

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.879	386	12/31/2007	N/A	10.843	139
12/31/2008	10.879	5.820	300	12/31/2008	10.843	5.789	167
12/31/2009	5.820	8.057	226	12/31/2009	5.789	7.998	89
12/31/2010	8.057	9.617	279	12/31/2010	7.998	9.528	82
12/31/2011	9.617	8.554	155	12/31/2011	9.528	8.457	50
12/31/2012	8.554	10.969	264	12/31/2012	8.457	10.823	98
12/31/2013	10.969	11.160	349	12/31/2013	10.823	10.990	131
12/31/2014	11.160	12.539	239	12/31/2014	10.990	12.323	111
12/31/2015	12.539	12.218	171	12/31/2015	12.323	11.983	77
AZL Multi-Manager Mid Cap Growth Fund
12/31/2007	N/A	16.356	464	12/31/2007	N/A	16.139	269
12/31/2008	16.356	8.315	454	12/31/2008	16.139	8.189	235
12/31/2009	8.315	12.947	458	12/31/2009	8.189	12.725	171
12/31/2010	12.947	16.942	413	12/31/2010	12.725	16.617	125
12/31/2011	16.942	15.633	210	12/31/2011	16.617	15.303	71
12/31/2012	15.633	16.729	272	12/31/2012	15.303	16.342	108
12/31/2013	16.729	22.955	403	12/31/2013	16.342	22.380	172
12/31/2014	22.955	22.855	265	12/31/2014	22.380	22.239	141
12/31/2015	22.855	21.170	183	12/31/2015	22.239	20.557	96
AZL MVP Balanced Index Strategy Fund
12/31/2015	N/A	12.300	13	12/31/2015	N/A	12.203	3
AZL MVP Fusion Balanced Fund
12/31/2007	N/A	12.170	1016	12/31/2007	N/A	12.105	272
12/31/2008	12.170	8.720	1104	12/31/2008	12.105	8.656	330
12/31/2009	8.720	10.912	1562	12/31/2009	8.656	10.811	432
12/31/2010	10.912	11.970	1460	12/31/2010	10.811	11.835	468
12/31/2011	11.970	11.715	1060	12/31/2011	11.835	11.559	314
12/31/2012	11.715	12.887	1304	12/31/2012	11.559	12.690	343
12/31/2013	12.887	14.184	1457	12/31/2013	12.690	13.940	362
12/31/2014	14.184	14.651	1217	12/31/2014	13.940	14.370	335
12/31/2015	14.651	14.215	870	12/31/2015	14.370	13.914	245
AZL MVP Fusion Growth Fund
12/31/2007	N/A	12.865	2356	12/31/2007	N/A	12.796	711
12/31/2008	12.865	7.758	2407	12/31/2008	12.796	7.701	730
12/31/2009	7.758	10.128	2047	12/31/2009	7.701	10.034	458
12/31/2010	10.128	11.293	1781	12/31/2010	10.034	11.165	360
12/31/2011	11.293	10.659	1145	12/31/2011	11.165	10.517	213
12/31/2012	10.659	11.924	1629	12/31/2012	10.517	11.742	430
12/31/2013	11.924	14.026	2172	12/31/2013	11.742	13.784	585
12/31/2014	14.026	14.456	1760	12/31/2014	13.784	14.178	457
12/31/2015	14.456	13.958	1296	12/31/2015	14.178	13.663	275
AZL MVP Fusion Moderate Fund
12/31/2007	N/A	12.446	2423	12/31/2007	N/A	12.379	1021
12/31/2008	12.446	8.265	2437	12/31/2008	12.379	8.204	1042
12/31/2009	8.265	10.564	2413	12/31/2009	8.204	10.465	761
12/31/2010	10.564	11.658	2349	12/31/2010	10.465	11.526	687
12/31/2011	11.658	11.186	1461	12/31/2011	11.526	11.038	423
12/31/2012	11.186	12.431	2020	12/31/2012	11.038	12.242	711
12/31/2013	12.431	14.139	2488	12/31/2013	12.242	13.896	906
12/31/2014	14.139	14.555	1956	12/31/2014	13.896	14.276	692
12/31/2015	14.555	14.070	1406	12/31/2015	14.276	13.773	540
AZL MVP Growth Index Strategy Fund
12/31/2015	N/A	13.479	4	12/31/2015	N/A	13.372	0

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.823	56	12/31/2007	N/A	12.755	14
12/31/2008	12.823	7.174	74	12/31/2008	12.755	7.121	18
12/31/2009	7.174	9.309	74	12/31/2009	7.121	9.223	13
12/31/2010	9.309	11.844	97	12/31/2010	9.223	11.711	17
12/31/2011	11.844	11.067	48	12/31/2011	11.711	10.920	21
12/31/2012	11.067	12.746	70	12/31/2012	10.920	12.552	24
12/31/2013	12.746	18.318	304	12/31/2013	12.552	18.003	100
12/31/2014	18.318	17.675	180	12/31/2014	18.003	17.336	70
12/31/2015	17.675	17.837	117	12/31/2015	17.336	17.460	47
AZL S&P 500 Index Fund
12/31/2007	N/A	9.892	313	12/31/2007	N/A	9.879	49
12/31/2008	9.892	6.094	535	12/31/2008	9.879	6.074	172
12/31/2009	6.094	7.544	1214	12/31/2009	6.074	7.504	716
12/31/2010	7.544	8.536	881	12/31/2010	7.504	8.474	508
12/31/2011	8.536	8.561	604	12/31/2011	8.474	8.482	349
12/31/2012	8.561	9.758	1038	12/31/2012	8.482	9.648	533
12/31/2013	9.758	12.687	1538	12/31/2013	9.648	12.519	728
12/31/2014	12.687	14.174	1355	12/31/2014	12.519	13.958	537
12/31/2015	14.174	14.130	893	12/31/2015	13.958	13.887	546
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.489	447	12/31/2007	N/A	13.444	229
12/31/2008	13.489	6.409	377	12/31/2008	13.444	6.375	183
12/31/2009	6.409	10.873	456	12/31/2009	6.375	10.793	126
12/31/2010	10.873	12.070	420	12/31/2010	10.793	11.957	101
12/31/2011	12.070	9.861	202	12/31/2011	11.957	9.750	55
12/31/2012	9.861	11.787	315	12/31/2012	9.750	11.631	100
12/31/2013	11.787	11.396	352	12/31/2013	11.631	11.223	144
12/31/2014	11.396	10.668	269	12/31/2014	11.223	10.484	113
12/31/2015	10.668	9.178	172	12/31/2015	10.484	9.002	66
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.339	148	12/31/2007	N/A	9.326	29
12/31/2008	9.339	6.369	331	12/31/2008	9.326	6.347	81
12/31/2009	6.369	7.852	260	12/31/2009	6.347	7.810	87
12/31/2010	7.852	9.731	284	12/31/2010	7.810	9.660	205
12/31/2011	9.731	9.639	167	12/31/2011	9.660	9.549	149
12/31/2012	9.639	11.024	203	12/31/2012	9.549	10.899	170
12/31/2013	11.024	15.308	444	12/31/2013	10.899	15.105	308
12/31/2014	15.308	15.910	215	12/31/2014	15.105	15.667	135
12/31/2015	15.910	15.320	169	12/31/2015	15.667	15.056	84
AZL T. Rowe Price Capital Appreciation Fund
12/31/2007	N/A	13.681	534	12/31/2007	N/A	13.513	181
12/31/2008	13.681	8.038	618	12/31/2008	13.513	7.924	232
12/31/2009	8.038	10.465	588	12/31/2009	7.924	10.296	229
12/31/2010	10.465	11.580	548	12/31/2010	10.296	11.370	214
12/31/2011	11.580	10.957	345	12/31/2011	11.370	10.736	154
12/31/2012	10.957	12.153	487	12/31/2012	10.736	11.885	224
12/31/2013	12.153	15.596	648	12/31/2013	11.885	15.221	282
12/31/2014	15.596	17.215	527	12/31/2014	15.221	16.768	234
12/31/2015	17.215	17.863	443	12/31/2015	16.768	17.364	193
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.927	223	12/31/2008	N/A	7.917	59
12/31/2009	7.927	9.466	669	12/31/2009	7.917	9.435	371
12/31/2010	9.466	10.261	748	12/31/2010	9.435	10.207	206
12/31/2011	10.261	9.765	622	12/31/2011	10.207	9.694	175
12/31/2012	9.765	10.604	682	12/31/2012	9.694	10.506	207
12/31/2013	10.604	11.982	763	12/31/2013	10.506	11.847	250
12/31/2014	11.982	12.062	709	12/31/2014	11.847	11.902	216
12/31/2015	12.062	11.793	533	12/31/2015	11.902	11.614	152

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
All Years	N/A	N/A	N/A	All Years	N/A	N/A	N/A
Davis VA Financial Portfolio
12/31/2007	N/A	16.021	36	12/31/2007	N/A	15.770	41
12/31/2008	16.021	8.486	115	12/31/2008	15.770	8.336	53
12/31/2009	8.486	11.832	128	12/31/2009	8.336	11.600	39
12/31/2010	11.832	12.982	93	12/31/2010	11.600	12.702	26
12/31/2011	12.982	11.801	60	12/31/2011	12.702	11.523	15
12/31/2012	11.801	13.848	61	12/31/2012	11.523	13.494	27
12/31/2013	13.848	17.951	71	12/31/2013	13.494	17.458	36
12/31/2014	17.951	20.005	56	12/31/2014	17.458	19.417	29
12/31/2015	20.005	20.153	36	12/31/2015	19.417	19.521	20
Davis VA Value Portfolio
All Years	N/A	N/A	N/A	All Years	N/A	N/A	N/A
Franklin Founding Funds Allocation VIP Fund
12/31/2007	N/A	9.253	214	12/31/2007	N/A	9.244	474
12/31/2008	9.253	5.860	519	12/31/2008	9.244	5.842	196
12/31/2009	5.860	7.538	742	12/31/2009	5.842	7.500	288
12/31/2010	7.538	8.207	619	12/31/2010	7.500	8.150	263
12/31/2011	8.207	7.981	375	12/31/2011	8.150	7.909	170
12/31/2012	7.981	9.090	440	12/31/2012	7.909	8.990	188
12/31/2013	9.090	11.110	572	12/31/2013	8.990	10.967	225
12/31/2014	11.110	11.285	487	12/31/2014	10.967	11.117	214
12/31/2015	11.285	10.452	272	12/31/2015	11.117	10.276	140
Franklin Global Real Estate VIP Fund
12/31/2007	N/A	55.094	2	12/31/2007	N/A	53.045	2
12/31/2008	55.094	31.343	1	12/31/2008	53.045	30.117	1
12/31/2009	31.343	36.861	1	12/31/2009	30.117	35.348	0
12/31/2010	36.861	44.037	1	12/31/2010	35.348	42.145	0
12/31/2011	44.037	41.032	4	12/31/2011	42.145	39.192	0
12/31/2012	41.032	51.627	2	12/31/2012	39.192	49.212	1
12/31/2013	51.627	52.168	1	12/31/2013	49.212	49.628	1
12/31/2014	52.168	59.253	2	12/31/2014	49.628	56.255	1
12/31/2015	59.253	58.852	1	12/31/2015	56.255	55.763	1
Franklin Growth and Income VIP Fund
12/31/2007	N/A	37.511	25	12/31/2007	N/A	36.116	13
12/31/2008	37.511	24.025	18	12/31/2008	36.116	23.085	9
12/31/2009	24.025	30.027	5	12/31/2009	23.085	28.795	3
12/31/2010	30.027	34.600	3	12/31/2010	28.795	33.114	2
12/31/2011	34.600	34.993	5	12/31/2011	33.114	33.424	3
12/31/2012	34.993	38.783	8	12/31/2012	33.424	36.969	6
12/31/2013	38.783	49.640	10	12/31/2013	36.969	47.223	8
12/31/2014	49.640	53.502	8	12/31/2014	47.223	50.796	6
12/31/2015	53.502	52.357	5	12/31/2015	50.796	49.609	5
Franklin High Income VIP Fund
12/31/2007	N/A	26.119	123	12/31/2007	N/A	25.147	84
12/31/2008	26.119	19.763	100	12/31/2008	25.147	18.990	53
12/31/2009	19.763	27.851	120	12/31/2009	18.990	26.708	47
12/31/2010	27.851	31.151	115	12/31/2010	26.708	29.813	49
12/31/2011	31.151	32.168	69	12/31/2011	29.813	30.725	24
12/31/2012	32.168	36.710	82	12/31/2012	30.725	34.992	51
12/31/2013	36.710	39.092	105	12/31/2013	34.992	37.188	47
12/31/2014	39.092	38.597	98	12/31/2014	37.188	36.644	41
12/31/2015	38.597	34.640	53	12/31/2015	36.644	32.822	30

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
12/31/2007	N/A	49.888	840	12/31/2007	N/A	48.033	288
12/31/2008	49.888	34.656	635	12/31/2008	48.033	33.301	202
12/31/2009	34.656	46.408	433	12/31/2009	33.301	44.504	119
12/31/2010	46.408	51.640	389	12/31/2010	44.504	49.422	100
12/31/2011	51.640	52.216	251	12/31/2011	49.422	49.873	61
12/31/2012	52.216	58.088	437	12/31/2012	49.873	55.370	124
12/31/2013	58.088	65.363	590	12/31/2013	55.370	62.181	170
12/31/2014	65.363	67.531	436	12/31/2014	62.181	64.115	125
12/31/2015	67.531	61.988	264	12/31/2015	64.115	58.734	73
Franklin Large Cap Growth VIP Fund
12/31/2007	N/A	21.457	41	12/31/2007	N/A	20.961	12
12/31/2008	21.457	13.873	23	12/31/2008	20.961	13.526	8
12/31/2009	13.873	17.774	6	12/31/2009	13.526	17.295	2
12/31/2010	17.774	19.588	9	12/31/2010	17.295	19.021	4
12/31/2011	19.588	19.054	21	12/31/2011	19.021	18.466	3
12/31/2012	19.054	21.144	23	12/31/2012	18.466	20.450	5
12/31/2013	21.144	26.860	19	12/31/2013	20.450	25.927	9
12/31/2014	26.860	29.832	13	12/31/2014	25.927	28.738	5
12/31/2015	29.832	31.118	11	12/31/2015	28.738	29.917	4
Franklin Mutual Shares VIP Fund
12/31/2007	N/A	24.555	1600	12/31/2007	N/A	24.013	537
12/31/2008	24.555	15.251	1197	12/31/2008	24.013	14.885	381
12/31/2009	15.251	18.985	765	12/31/2009	14.885	18.492	235
12/31/2010	18.985	20.848	705	12/31/2010	18.492	20.266	194
12/31/2011	20.848	20.375	427	12/31/2011	20.266	19.767	118
12/31/2012	20.375	22.986	787	12/31/2012	19.767	22.255	247
12/31/2013	22.986	29.116	1054	12/31/2013	22.255	28.134	343
12/31/2014	29.116	30.802	740	12/31/2014	28.134	29.703	248
12/31/2015	30.802	28.918	484	12/31/2015	29.703	27.831	171
Franklin Rising Dividends VIP Fund
12/31/2007	N/A	37.958	13	12/31/2007	N/A	36.767	47
12/31/2008	37.958	27.327	11	12/31/2008	36.767	26.417	27
12/31/2009	27.327	31.669	12	12/31/2009	26.417	30.552	14
12/31/2010	31.669	37.732	28	12/31/2010	30.552	36.329	10
12/31/2011	37.732	39.500	24	12/31/2011	36.329	37.955	3
12/31/2012	39.500	43.672	28	12/31/2012	37.955	41.880	16
12/31/2013	43.672	55.934	68	12/31/2013	41.880	53.531	25
12/31/2014	55.934	60.058	49	12/31/2014	53.531	57.363	19
12/31/2015	60.058	57.148	25	12/31/2015	57.363	54.475	14
Franklin Small Cap Value VIP Fund
All Years	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
Franklin Small-Mid Cap Growth VIP Fund
12/31/2007	N/A	25.771	2	12/31/2007	N/A	25.151	2
12/31/2008	25.771	14.635	3	12/31/2008	25.151	14.255	2
12/31/2009	14.635	20.752	3	12/31/2009	14.255	20.171	1
12/31/2010	20.752	26.155	28	12/31/2010	20.171	25.373	3
12/31/2011	26.155	24.583	16	12/31/2011	25.373	23.800	2
12/31/2012	24.583	26.910	16	12/31/2012	23.800	26.001	3
12/31/2013	26.910	36.716	20	12/31/2013	26.001	35.405	4
12/31/2014	36.716	38.969	16	12/31/2014	35.405	37.502	3
12/31/2015	38.969	37.462	14	12/31/2015	37.502	35.980	2

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund
12/31/2007	N/A	26.955	137	12/31/2007	N/A	25.960	75
12/31/2008	26.955	28.639	218	12/31/2008	25.960	27.526	74
12/31/2009	28.639	29.159	301	12/31/2009	27.526	27.970	112
12/31/2010	29.159	30.318	293	12/31/2010	27.970	29.023	89
12/31/2011	30.318	31.643	224	12/31/2011	29.023	30.232	63
12/31/2012	31.643	31.837	222	12/31/2012	30.232	30.356	75
12/31/2013	31.837	30.738	182	12/31/2013	30.356	29.249	71
12/31/2014	30.738	31.383	151	12/31/2014	29.249	29.804	61
12/31/2015	31.383	31.141	124	12/31/2015	29.804	29.514	41
Jennison Portfolio
12/31/2010	N/A	10.461	0	12/31/2010	N/A	10.447	0
12/31/2011	10.461	10.323	0	12/31/2011	10.447	10.288	0
12/31/2012	10.323	11.797	1	12/31/2012	10.288	11.734	0
12/31/2013	11.797	15.973	2	12/31/2013	11.734	15.856	1
12/31/2014	15.973	17.286	1	12/31/2014	15.856	17.126	0
12/31/2015	17.286	18.955	2	12/31/2015	17.126	18.741	0
Oppenheimer Global Securities Fund/VA
All Years	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
Oppenheimer Global Strategic Income Fund/VA
12/31/2007	N/A	13.145	2	12/31/2007	N/A	12.939	0
12/31/2008	13.145	2.769	1	12/31/2008	12.939	2.720	0
12/31/2009	2.769	3.427	1	12/31/2009	2.720	3.359	2
12/31/2010	3.427	3.855	1	12/31/2010	3.359	3.801	1
12/31/2011	3.855	3.748	0	12/31/2011	3.801	3.659	4
12/31/2012	3.748	28.098	1	12/31/2012	3.659	27.013	0
12/31/2013	28.098	27.713	0	12/31/2013	27.013	26.589	0
12/31/2014	27.713	28.145	0	12/31/2014	26.589	26.950	0
12/31/2015	28.145	27.167	0	12/31/2015	26.950	25.962	0
Oppenheimer Main Street Fund/VA
All Years	N/A	N/A	N/A	12/31/2007	N/A	N/A	N/A
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	13.024	110	12/31/2007	N/A	12.929	17
12/31/2008	13.024	10.824	155	12/31/2008	12.929	10.724	92
12/31/2009	10.824	12.996	217	12/31/2009	10.724	12.849	89
12/31/2010	12.996	14.515	224	12/31/2010	12.849	14.322	181
12/31/2011	14.515	14.615	189	12/31/2011	14.322	14.393	156
12/31/2012	14.615	16.590	256	12/31/2012	14.393	16.304	207
12/31/2013	16.590	16.428	247	12/31/2013	16.304	16.113	198
12/31/2014	16.428	16.301	204	12/31/2014	16.113	15.957	166
12/31/2015	16.301	14.652	137	12/31/2015	15.957	14.314	64
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.867	228	12/31/2007	N/A	12.799	30
12/31/2008	12.867	7.143	374	12/31/2008	12.799	7.090	116
12/31/2009	7.143	9.983	472	12/31/2009	7.090	9.890	133
12/31/2010	9.983	12.277	443	12/31/2010	9.890	12.138	127
12/31/2011	12.277	11.208	276	12/31/2011	12.138	11.060	87
12/31/2012	11.208	11.665	298	12/31/2012	11.060	11.487	103
12/31/2013	11.665	9.827	344	12/31/2013	11.487	9.658	108
12/31/2014	9.827	7.917	326	12/31/2014	9.658	7.765	91
12/31/2015	7.917	5.809	213	12/31/2015	7.765	5.686	54
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.336	91	12/31/2007	N/A	12.270	24
12/31/2008	12.336	10.405	88	12/31/2008	12.270	10.328	27
12/31/2009	10.405	13.418	126	12/31/2009	10.328	13.293	24
12/31/2010	13.418	14.864	133	12/31/2010	13.293	14.696	48
12/31/2011	14.864	15.609	62	12/31/2011	14.696	15.402	39
12/31/2012	15.609	18.174	92	12/31/2012	15.402	17.897	54
12/31/2013	18.174	16.698	84	12/31/2013	17.897	16.410	37
12/31/2014	16.698	16.742	65	12/31/2014	16.410	16.421	29
12/31/2015	16.742	16.162	48	12/31/2015	16.421	15.821	21

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.482	145	12/31/2007	N/A	10.426	38
12/31/2008	10.482	10.264	262	12/31/2008	10.426	10.189	116
12/31/2009	10.264	11.846	283	12/31/2009	10.189	11.736	105
12/31/2010	11.846	13.063	274	12/31/2010	11.736	12.916	142
12/31/2011	13.063	13.878	257	12/31/2011	12.916	13.694	124
12/31/2012	13.878	14.657	257	12/31/2012	13.694	14.434	161
12/31/2013	14.657	13.248	219	12/31/2013	14.434	13.020	144
12/31/2014	13.248	13.380	174	12/31/2014	13.020	13.123	87
12/31/2015	13.380	12.681	110	12/31/2015	13.123	12.413	45
PIMCO VIT Global Dividend Portfolio
12/31/2010	N/A	10.348	5	12/31/2010	N/A	10.334	0
12/31/2011	10.348	9.737	638	12/31/2011	10.334	9.705	181
12/31/2012	9.737	10.555	953	12/31/2012	9.705	10.499	315
12/31/2013	10.555	12.425	1265	12/31/2013	10.499	12.334	428
12/31/2014	12.425	12.382	955	12/31/2014	12.334	12.266	335
12/31/2015	12.382	11.125	614	12/31/2015	12.266	11.000	228
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.468	107	12/31/2007	N/A	14.241	38
12/31/2008	14.468	10.925	170	12/31/2008	14.241	10.731	27
12/31/2009	10.925	15.151	184	12/31/2009	10.731	14.853	69
12/31/2010	15.151	17.133	216	12/31/2010	14.853	16.763	78
12/31/2011	17.133	17.490	144	12/31/2011	16.763	17.078	70
12/31/2012	17.490	19.746	145	12/31/2012	17.078	19.242	81
12/31/2013	19.746	20.621	152	12/31/2013	19.242	20.055	81
12/31/2014	20.621	21.047	124	12/31/2014	20.055	20.428	83
12/31/2015	21.047	20.444	96	12/31/2015	20.428	19.803	44
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.411	245	12/31/2007	N/A	12.295	63
12/31/2008	12.411	11.392	307	12/31/2008	12.295	11.263	200
12/31/2009	11.392	13.319	543	12/31/2009	11.263	13.143	235
12/31/2010	13.319	14.221	449	12/31/2010	13.143	14.004	230
12/31/2011	14.221	15.685	420	12/31/2011	14.004	15.415	178
12/31/2012	15.685	16.846	389	12/31/2012	15.415	16.523	243
12/31/2013	16.846	15.103	315	12/31/2013	16.523	14.784	205
12/31/2014	15.103	15.378	245	12/31/2014	14.784	15.023	195
12/31/2015	15.378	14.776	163	12/31/2015	15.023	14.406	76
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	15.165	472	12/31/2007	N/A	14.926	198
12/31/2008	15.165	15.695	551	12/31/2008	14.926	15.417	253
12/31/2009	15.695	17.681	963	12/31/2009	15.417	17.333	368
12/31/2010	17.681	18.879	880	12/31/2010	17.333	18.471	326
12/31/2011	18.879	19.318	601	12/31/2011	18.471	18.863	246
12/31/2012	19.318	20.909	731	12/31/2012	18.863	20.375	353
12/31/2013	20.909	20.244	697	12/31/2013	20.375	19.688	355
12/31/2014	20.244	20.849	562	12/31/2014	19.688	20.235	250
12/31/2015	20.849	20.682	376	12/31/2015	20.235	20.034	181
SP International Growth Portfolio
12/31/2007	N/A	10.295	6	12/31/2007	N/A	10.151	0
12/31/2008	10.295	5.034	1	12/31/2008	10.151	4.953	0
12/31/2009	5.034	6.783	1	12/31/2009	4.953	6.661	0
12/31/2010	6.783	7.624	1	12/31/2010	6.661	7.472	0
12/31/2011	7.624	6.376	1	12/31/2011	7.472	6.237	0
12/31/2012	6.376	7.673	4	12/31/2012	6.237	7.490	0
12/31/2013	7.673	8.980	5	12/31/2013	7.490	8.749	0
12/31/2014	8.980	8.326	3	12/31/2014	8.749	8.095	0
12/31/2015	8.326	8.476	3	12/31/2015	8.095	8.225	0

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

M&E Charge 1.25%				M&E Charge 1.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Foreign VIP Fund
12/31/2007	N/A	32.972	45	12/31/2007	N/A	31.937	16
12/31/2008	32.972	19.414	28	12/31/2008	31.937	18.767	10
12/31/2009	19.414	26.274	7	12/31/2009	18.767	25.348	3
12/31/2010	26.274	28.129	6	12/31/2010	25.348	27.083	3
12/31/2011	28.129	24.827	4	12/31/2011	27.083	23.856	2
12/31/2012	24.827	28.987	12	12/31/2012	23.856	27.797	5
12/31/2013	28.987	35.202	23	12/31/2013	27.797	33.690	9
12/31/2014	35.202	30.895	17	12/31/2014	33.690	29.509	5
12/31/2015	30.895	28.531	10	12/31/2015	29.509	27.196	4
Templeton Global Bond VIP Fund
12/31/2007	N/A	33.276	110	12/31/2007	N/A	32.082	34
12/31/2008	33.276	34.901	105	12/31/2008	32.082	33.581	41
12/31/2009	34.901	40.906	146	12/31/2009	33.581	39.281	42
12/31/2010	40.906	46.235	152	12/31/2010	39.281	44.309	42
12/31/2011	46.235	45.264	119	12/31/2011	44.309	43.293	31
12/31/2012	45.264	51.433	124	12/31/2012	43.293	49.094	40
12/31/2013	51.433	51.622	119	12/31/2013	49.094	49.176	33
12/31/2014	51.622	51.915	99	12/31/2014	49.176	49.356	41
12/31/2015	51.915	49.063	65	12/31/2015	49.356	46.552	17
Templeton Growth VIP Fund
12/31/2007	N/A	30.157	915	12/31/2007	N/A	29.335	301
12/31/2008	30.157	17.177	658	12/31/2008	29.335	16.676	234
12/31/2009	17.177	22.240	379	12/31/2009	16.676	21.547	128
12/31/2010	22.240	23.587	292	12/31/2010	21.547	22.807	102
12/31/2011	23.587	21.670	170	12/31/2011	22.807	20.912	64
12/31/2012	21.670	25.908	451	12/31/2012	20.912	24.951	155
12/31/2013	25.908	33.472	624	12/31/2013	24.951	32.171	221
12/31/2014	33.472	32.125	446	12/31/2014	32.171	30.815	151
12/31/2015	32.125	29.668	294	12/31/2015	30.815	28.402	95

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix A

APPENDIX B – GMIB VALUE CALCULATION EXAMPLES

•	You purchased a February 2007 Contract with the Living Guarantees and made an initial Purchase Payment of $100,000. All Owners are age 55 or younger on the Issue Date. You make no additional Purchase Payments.
•	The MAV on the fifth Contract Anniversary is $120,000.
•	The MAV on the seventh Contract Anniversary is $150,000.
•	You take a partial withdrawal of $20,000 (including the withdrawal charge) in the eighth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
•	The Contract Value on the eighth Contract Anniversary is $110,000.
•	The MAV on the tenth Contract Anniversary is $180,000.
•	The MAV on the fifteenth Contract Anniversary is $230,000.
The GMIB adjusted partial withdrawal is equal to:
The amount of the partial withdrawal subject to the partial withdrawal privilege
(12% of total Purchase Payments received) = 0.12 x $100,000 = …………………………………………………….			$12,000
Plus
The remaining amount of the partial withdrawal (including any withdrawal charge)…………………………………			8,000
Multiplied by the greater of a) or b):
a	)	one, or
b	)	the ratio of the GMIB value divided by the Contract Value on the date of (but before) the
		partial withdrawal = $150,000/$160,000 = 0.94……………………………………………………………………	x 1
			$8,000
Total GMIB adjusted partial withdrawal……………………………………………………………………………………			$20,000

The GMIB value on the eighth Contract Anniversary is equal to:
The MAV on the seventh Contract Anniversary………………………………………………………………………….			$150,000
Reduced by the GMIB adjusted partial withdrawal in the eighth Contract Year………………………………………			– 20,000
			$130,000
Below are examples of guaranteed monthly GMIB Payments. For Annuity Option 3, assume the Annuitant is male and the joint Annuitant is female. Both are age 55 on the Issue Date.
	GMIB Payments under…
Your Income Date is within 30 days after Contract Anniversary	GMIB Value	Option 1 Life Annuity	Option 2 Life Annuity w/ 10 years	Option 3 Joint & Last Survivor Annuity
5	$120,000	$540.00	$531.60	$440.40
8	$130,000	$631.80	$617.50	$505.70
10	$180,000	$925.20	$900.00	$730.80
15	$230,000	$1,386.90	$1,311.00	$1,055.70

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix B

APPENDIX C – GAV CALCULATION EXAMPLE

•	You purchased a February 2007 Contract with Living Guarantees. You made only one initial Purchase Payment of $100,000. You make no additional Purchase Payments, therefore, the calculations of the GAV that follows will not include reference to additional Purchase Payments.
•	The Contract Value on the first Contract Anniversary is $120,000; on the second Contract Anniversary it is $135,000; on the third Contract Anniversary it is $150,000; and on the fourth Contract Anniversary it is $135,000.
•	You take a partial withdrawal of $20,000 (including the withdrawal charge) in the fourth Contract Year when the Contract Value on the date of (but before) the partial withdrawal is $160,000. There is no MVA at the time of the partial withdrawal. You take no other partial withdrawals.
The initial GAV………………………………………………………………………………………………………………….		$100,000
The GAV on the first Contract Anniversary equals the greater of A or B:
(A)	the initial GAV = $100,000
(B)	the Contract Value on the first Contract Anniversary = $120,000
The GAV on the first Contract Anniversary…………………………………………………………………………............		$120,000

The GAV on the second Contract Anniversary equals the greater of C or D:
(C)	the GAV from the first Contract Anniversary = $120,000
(D)	the Contract Value on the second Contract Anniversary = $135,000
The GAV on the second Contract Anniversary……………………………………………………………………………..		$135,000

The GAV on the third Contract Anniversary equals the greater of C or D:
(C)	the GAV from the second Contract Anniversary = $135,000
(D)	the Contract Value on the third Contract Anniversary = $150,000
The GAV on the third Contract Anniversary…………………………………………………………………………………		$150,000

Calculating the GAV adjusted partial withdrawal taken in the fourth Contract Year:
The amount of the partial withdrawal subject to the partial withdrawal privilege
(12% of total Purchase Payments) = 0.12 x $100,000 = …………………………………………......	$12,000
Plus
The remaining amount of the partial withdrawal (including any withdrawal charge)	+ (8,000
Multiplied by the greater of a) or b) where:
(a)	= one, or
(b)	the GAV divided by the Contract Value on the date of (but before) the partial withdrawal =
$150,000/$160,000 = 0.94………………………………………………………………………………..	x 1)
Total GAV adjusted partial withdrawal…………………………………………………………………………	$20,000

The GAV on the fourth Contract Anniversary equals the greater of C or D:
(C)	the GAV from the third Contract Anniversary, minus the GAV adjusted partial withdrawal taken in the
	fourth Contract Year = $150,000 – $20,000 = $130,000
(D)	the Contract Value on the fourth Contract Anniversary = $135,000
The GAV on the fourth Contract Anniversary		$135,000

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix C

Applying the GAV Benefit:
•	On the fifth Contract Anniversary, the Contract Value is $105,000. The initial GAV is $100,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $80,000. The fifth anniversary Contract Value is greater than the initial GAV adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the fifth Contract Anniversary.
•	On the sixth Contract Anniversary, the Contract Value is $108,000. The GAV established five years ago on the first Contract Anniversary is $120,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $100,000. The sixth anniversary Contract Value is greater than the GAV from the first Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so there is no True Up on the sixth Contract Anniversary.
•	On the seventh Contract Anniversary, the Contract Value is $110,000. The GAV established five years ago on the second Contract Anniversary is $135,000. We subtract all the GAV adjusted partial withdrawals taken in the last five years ($20,000), for a total of $115,000. The seventh Anniversary Contract Value is less than the GAV from the second Contract Anniversary adjusted for the partial withdrawal taken in the fourth year, so we will True Up the Contract Value to equal this amount by applying $5,000 to the Investment Options on the seventh Contract Anniversary.
Application of the GAV Benefit in tabular form:
	Contract Value	GAV	Contract Value guaranteed under the GAV Benefit (does not apply until the 5th Contract Anniversary)	Amount of GAV True Up (does not apply until the 5th Contract Anniversary)	Contract Value after GAV True Up
Initial	$100,000	$100,000	–	–	–
1st Contract Anniversary	$120,000	$120,000	–	–	–
2nd Contract Anniversary	$135,000	$135,000	–	–	–
3rd Contract Anniversary	$150,000	$150,000	–	–	–
4th Contract Anniversary	$135,000	$135,000	–	–	–
5th Contract Anniversary	$105,000	$135,000	$80,000	None	$105,000
6th Contract Anniversary	$108,000	$135,000	$100,000	None	$108,000
7th Contract Anniversary	$110,000	$135,000	$115,000	$5,000	$115,000

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix C

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchased a February 2007 Contract with an initial Purchase Payment of $100,000. You chose not to include the Living Guarantees and you allocated your entire Purchase Payment to the Investment Options. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
•	You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
•	The Contract Value on the tenth Contract Anniversary is $140,000.
NOTE: We calculate the MAV only for Contracts with Enhanced GMDB. The M&E charges are higher for Contracts with Enhanced GMDB than for Contracts with Traditional GMDB. If the differences in these charges were reflected in these examples, the Contract Values would be lower for Contracts with Enhanced GMDB than for Contracts with Traditional GMDB.

If you selected Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………..		– 20,000
			$80,000
The GMDB adjusted partial withdrawal for (2) above is equal to:
	The amount of the partial withdrawal………………………………………………………………...	$20,000
	Multiplied by the greater of a) or b) where:
	a) is one, and
	b) is the ratio of the death benefit divided by the Contract Value
	on the day of (but before) the partial withdrawal = $160,000 / $160,000 = 1……….…….	x 1
	Total GMDB adjusted partial withdrawal……………………………………………………….……	$20,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected Enhanced GMDB:
The following details how we calculate the MAV on the first nine Contract Anniversaries:
	Contract Value	MAV
1st Contract Anniversary	$110,000	$110,000
2nd Contract Anniversary	$118,000	$118,000
3rd Contract Anniversary	$116,000	$118,000
4th Contract Anniversary	$122,000	$122,000
5th Contract Anniversary	$120,000	$122,000
6th Contract Anniversary	$141,000	$141,000
7th Contract Anniversary	$147,000	$147,000
8th Contract Anniversary	$155,000	$155,000
9th Contract Anniversary	$162,000	$162,000

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix D

•	On the Issue Date, the MAV is equal to total Purchase Payments ($100,000).
•	On the first Contract Anniversary the Contract Value is $110,000, which is greater than the MAV from the immediately preceding Business Day ($100,000), so the MAV increases to $110,000.
•	On the second Contract Anniversary the Contract Value is $118,000, which is greater than the MAV from the immediately preceding Business Day ($110,000), so the MAV increases to $118,000.
•	On the third Contract Anniversary the Contract Value is $116,000, which is less than the MAV from the immediately preceding Business Day ($118,000), so the MAV does not change.
•	On the fourth Contract Anniversary the Contract Value is $122,000, which is greater than the MAV from the immediately preceding Business Day ($118,000), so the MAV increases to $122,000.
•	On the fifth Contract Anniversary the Contract Value is $120,000, which is less than the MAV from the immediately preceding Business Day ($122,000), so the MAV does not change.
•	On the sixth, seventh, eighth and ninth Contract Anniversaries the Contract Value is greater than the MAV from the immediately preceding Business Day, so the MAV increases to equal the Contract Value.
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………..		– 20,250
			$79,750
3)	The Enhanced GMDB value:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….		$162,000
	Reduced by the GMDB adjusted partial withdrawal…………………………………………………………...		– 20,250
			$141,750
The GMDB adjusted partial withdrawal for (2) and (3) above is equal to:
	The amount of the partial withdrawal………………………………………………………………...	$20,000
	Multiplied by the greater of a) or b) where:
	a) is one, and
	b) is the ratio of the death benefit divided by the Contract Value
	on the date of (but before) the partial withdrawal = $162,000 / $160,000 = 1.0125…….	x 1.0125
	Total GMDB adjusted partial withdrawal…………………………………………………………….	$20,250
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $141,750 MAV.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix D

APPENDIX E – THE ORIGINAL CONTRACT

The Original Contract has different product features and expenses than the February 2007 Contract, as discussed in this appendix.
The Original Contract product features and expenses may include, but are not limited to the following.
•	No restrictions on allocations of Purchase Payments to the FPAs.
•	Annuity Option 6 was available for fixed and/or variable Annuity Payments.
•	If an Owner requests variable Annuity Payments under Annuity Option 2, 4, or 6 they can also take money out of the Contract during the Annuity Phase (take a liquidation).
•	Liquidations during the Annuity Phase under Annuity Option 2 or 4 were subject to a commutation fee.
•	Liquidations under Annuity Option 6 were subject to a withdrawal charge.
•	There was no minimum or maximum on MVAs for partial transfers or partial withdrawals from the FPAs and the FPA guaranteed minimum value applied only upon a complete transfer or full withdrawal from the FPAs.
•	The formula for the FPA guaranteed minimum value was different (please see the discussion that follows).
•	The GWB was immediately available for exercise.
•	The GWB terminated upon the earliest of Contract termination or the Income Date.
•	The formula for all GMIB adjusted partial withdrawals was the same as the formula for GMIB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 3, The Annuity Phase – GMIB Adjusted Partial Withdrawals).
•	The formula for GAV adjusted partial withdrawals was the same as the formula for GAV adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 6, Guaranteed Account Value (GAV) Benefit – Calculating the GAV).
•	The formula for GWB adjusted partial withdrawals was the same as the formula for GWB adjusted partial withdrawals taken on or after the second Contract Anniversary for the Contract we currently offer (please see section 9, Access to Your Money – Guaranteed Withdrawal Benefit (GWB)).
•	The formula for GMDB adjusted partial withdrawals was different (please see the discussion that follows).
•	The mortality and expense risk (M&E) charge for the Original Contract issued before June 22, 2007 is greater than the M&E charge for the Original Contract issued on or after June 22, 2007 and for the February 2007 Contract, as discussed in the Fee Tables and section 7, Expenses.
Liquidations under Annuity Option 2. Life Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while the Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments selected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix E

Liquidations under Option 4. Joint and Last Survivor Annuity with Monthly Payments Over 5, 10, 15 or 20 Years Guaranteed. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation while at least one Annuitant is alive and the number of variable Annuity Payments made is less than the guaranteed number of payments elected. We will allow you to take a partial liquidation at least once each Contract Year starting five years after the Income Date. The liquidation value available to you is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment's current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. The total of all partial liquidations, measured as the sum of the percentages of the total liquidation value at the time of each partial liquidation, cannot exceed 75%. We will subtract a commutation fee from the amount you take out before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments will be restored to their original value as if no liquidations had taken place.
Liquidations under Annuity Option 6. Specified Period Certain Annuity. For the Original Contract, if you request variable Traditional Annuity Payments under this Annuity Option, you may be able to take a liquidation during the Annuity Phase. You may request a liquidation at least once each Contract Year of up to 100% of the liquidation value in the Contract. The liquidation value is equal to the present value of the remaining variable Traditional Annuity Payments based on the Payment's current value, to the end of the period certain, using the selected AIR as the interest rate for the present value calculation. We will subtract a withdrawal charge from the amount you take out before we pay you the proceeds. We will process the liquidation within seven days after your written request is received in good order at our Service Center, reduced as set forth in the Contract. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining specified period certain by the percentage of the liquidation value withdrawn, including the withdrawal charge.
The FPA guaranteed minimum value for the Original Contract is equal to:
The greater of (a) or (b) where:
(a)	=	all allocations to the FPAs less partial withdrawals (including any withdrawal charges), Partial Annuitizations and transfers from the FPAs.
(b)	=
87.5% of all allocations to the FPAs, less all partial withdrawals (including any withdrawal charges), Partial Annuitizations, and transfers from the FPAs, accumulated at the FPA guaranteed minimum value interest rate specified in the Contract (which is 3%).

Plus

upon a full withdrawal, the amount of the withdrawal charge that we assign to the FPAs. We base this amount on the percentage of Contract Value in the FPAs (for example, if 25% of the Contract Value is in the FPAs, then upon a full withdrawal we would assign 25% of any withdrawal charge to the FPAs).

For the Original Contract, in no event will the Contract Value in a FPA after application of the MVA be less than the FPA guaranteed minimum value upon complete transfer or full withdrawal.
All partial withdrawals, Partial Annuitizations and transfers in this calculation of the FPA guaranteed minimum value for the Original Contract does not reflect any MVA.
Commutation fee/withdrawal charge for liquidations on the Original Contract: If you request variable Traditional Annuity Payments under Annuity Option 2 or 4 you may be able to take a liquidation during the Annuity Phase. Liquidations are first allowed five years after the Income Date. If you take a liquidation under Annuity Option 2 or 4 we will assess a commutation fee against the amount you withdraw.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix E

Commutation fee during the Annuity Phase – the Original Contract only
(as a percentage of amount liquidated under variable traditional Annuity Option 2 or 4)
Number of Complete Years Since Income Date	Charge
5	4%
6	3%
7	2%
8 years or more	1%
If you request variable Traditional Annuity Payments under Annuity Option 6 you may be able to take a liquidation during the Annuity Phase. If you take a liquidation under Annuity Option 6 we may assess a withdrawal charge against the amount you withdraw.
Withdrawal Charge During the Annuity Phase – the Original Contract only
(as a percentage of amount liquidated under variable traditional Annuity Option 6)
Number of Complete Years Since Receipt of Purchase Payment	Charge
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7 years or more	0%
In some states, the commutation fee or withdrawal charge for liquidations during the Annuity Phase is replaced with a charge equal to the difference of the present value of the remaining variable Traditional Annuity Payments in the guaranteed period/specified period certain at AIR and AIR plus 1%.
We assess the commutation fee and/or the withdrawal charge to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.
The GMDB adjusted partial withdrawal formula for the Original Contract is equal to:  FPW + (RPW x GMDB)
FPW	=
The amount of the partial withdrawal (before any MVA) that together with any other previous partial withdrawals taken during the Contract Year does not exceed 12% of total Purchase Payments (the partial withdrawal privilege). However, if you take a traditional Partial Annuitization, the entire amount of Contract Value (before any MVA) applied to the traditional Partial Annuitization will be included in the RPW portion of this formula.

RPW	=	The remaining amount of the partial withdrawal, including any applicable withdrawal charge, but the application of any MVA.
GMDB	=	The greater of one, or (a) divided by (b) where:
		(a)	=	the death benefit on the day of (but before) the partial withdrawal.
		(b)	=	the Contract Value on the day of (but before) the partial withdrawal, adjusted for any applicable MVA.
If you take a GMIB Partial Annuitization, the GMDB adjusted partial withdrawal formula for the Original Contract is the same as it is for the February 2007 Contract currently offered for sale in most states.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix E

APPENDIX F – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchased a February 2007 Contract with an initial Purchase Payment of $100,000, you selected Living Guarantees, and you made no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less previous withdrawals taken under the partial withdrawal privilege, GWB, or as a RMD payment in the same Contract Year, and before any MVA. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege. The maximum amount available under the GWB is the lesser of the partial withdrawal privilege ($12,000) or the remaining GWB value (total Purchase Payments less GWB adjusted partial withdrawals). There is no MVA to any of the withdrawals in the following examples.
Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:
•	You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7%. You have taken no other withdrawals from the Contract.
•	There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn
(excluding any penalty-free withdrawals), less any withdrawal charge = $100,000 – $0 – $0 =..……….………...	$100,000
Multiplied by the withdrawal charge……………………………………………………………………………………....	x 7%
$7,000
Therefore, we withdraw $90,000 from the Contract and pay you $83,000 ($90,000 less the $7,000 withdrawal charge). The full withdrawal reduces the total amount available under the GWB to zero.
Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:
•	You take a partial withdrawal of $9,000 in the third Contract Year. The total amount available under the partial withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis. The partial withdrawal reduces the total amount available under the GWB by $9,000.
•	You take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn
(excluding any penalty-free withdrawals), less any withdrawal charge = $100,000 – $0 – $0 =..……….………..	$100,000
Multiplied by the withdrawal charge…………………………………………………………………………………..…..	x 6%
$6,000
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $84,000 ($90,000 less the $6,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $93,000. The full withdrawal reduces the total amount available under the GWB to zero.
Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix F

Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:
•	You take a partial withdrawal of $15,000 in the third Contract Year when the withdrawal charge is 7%. The total amount available under the partial withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and reduces the Withdrawal Charge Basis.
We calculate the withdrawal charge for the partial withdrawal as follows:
The amount you receive that is subject to a withdrawal charge…………………………………………….	$3,000
Divided by (1 minus the withdrawal charge percentage)…………………………………………………………	÷ 0.93
Total amount withdrawn……………………………………………………………………………………………...	$3,226
Total withdrawal charge (amount withdrawn minus the amount requested) = $3,226 – $3,000 …………...	$226
Therefore, we withdraw $15,226 from the Contract and pay you $15,000. The partial withdrawal reduces the GWB by a minimum of $15,226. The reduction is greater if the Contract Value on the day of (but before) the partial withdrawal is less than $100,000.
•	Continuing the example, assume you take a full withdrawal in the fourth Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn
(excluding any penalty-free withdrawals), less any withdrawal charge = $100,000 – $3,000 – $226 =…………	$96,774
Multiplied by the withdrawal charge………………………………………………………………………………….…..	x 6%
$5,806
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $84,194 ($90,000 less the $5,806 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $99,194. The full withdrawal reduces the total amount available under the GWB to zero.
A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:
•	You take the maximum amount available under the partial withdrawal privilege each year in the third, fourth, and fifth Contract Years (total distributions = $36,000). The $36,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis. These partial withdrawals are guaranteed by the GWB, and reduce the GWB by $36,000. The total amount available under the GWB after these partial withdrawals is equal to
$100,000 – $36,000 = $64,000.
•	In the sixth Contract Year, the Contract Value is $11,000 and the maximum amount available under the GWB is $12,000. If you withdraw $12,000 under the GWB in the sixth Contract Year, your Contract Value would drop to zero, but you could continue to take $12,000 each year for the next four years and then make a final withdrawal of $4,000 in the eleventh Contract Year without incurring a withdrawal charge.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016
Appendix F

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey) or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz High Five® Variable Annuity Prospectus – April 25, 2016

PART B - SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ HIGH FIVE® VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life…………………………………………………	2	Contracts Owned by Non-Individuals……………………..…..	4
Experts…………………………………………………	2	Income Tax Withholding………………………………..….......	5
Legal Opinions……………………………………………	2	Required Distributions…………………………………..………	5
Distributor…………………………………………………	2	Qualified Contracts……………………………………………...	5
Reduction or Elimination of the Withdrawal Charge	3	Guaranteed Account Value (GAV) Transfers……………..…	7
Federal Tax Status………………………………………	3	Annuity Provisions………………………………….....	14
General……………………………………………	3	Annuity Units/Calculating Annuity Payments……	14
Diversification……………………………………….	4	Mortality and Expense Risk Guarantee………………	14
Owner Control……………………………………….	4	Financial Statements………………………………….	14
		Appendix – Condensed Financial Information…...…	15

Dated: April 25, 2016
HIGHFIVESAI-0416
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
1

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.
EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2015 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2015 and 2014 and for each of the years in the three-year period ended December 31, 2015, are included in Part C of the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.
LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.
DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.
We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2013	$263,039,138.09	$0
2014	$232,295,443.17	$0
2015	$224,176,680.19	$0
We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.
Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 829 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 53 broker-dealer firms. These payments vary in amount. In 2015, the five firms receiving the largest payments, ranging from $1,175,423 to $6,676,609, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

2

Firm Name
LPL Financial Network
Wells Fargo
RCAP
AIG
National Planning Holdings
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
•	the size of the group;
•	the total amount of Purchase Payments expected to be received from the group;
•	the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners continue to hold the Contracts for a certain period of time);
•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses are reduced; and
•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event is any reduction or elimination of the withdrawal charge permitted where the reduction or elimination is unfairly discriminatory to any person.
FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract's cost basis). For a full withdrawal, the amount received that exceeds the Contract's cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
3

For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
DIVERSIFICATION
Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract's underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
Treasury Regulations (Treasury Reg. 1.817-5) amplify the Code's diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
4

INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner's gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Required Distributions
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract is distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:
•	if an Annuitant dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract is distributed at least as rapidly as under the method of distribution being used as of the date of such Annuitant's death; and
•	if any Owner (or the Annuitant if the Owner is a non-individual) dies before the Income Date, the entire interest in the Contract is distributed within five years after the date of such Owner's death.
These requirements are considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
Qualified Contracts
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
5

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Pension and Profit‑Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self‑employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.
Purchasers of Contracts for use with pension or profit‑sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
6

GUARANTEED ACCOUNT VALUE (GAV) TRANSFERS
To make the GAV Benefit available we monitor your Contract Value daily and periodically transfer amounts between your selected Investment Options and the FPAs. We determine the amount and timing of GAV Transfers between the Investment Options and the FPAs according to a mathematical model.
The mathematical model uses the following formula to compute d, the percentage of Contract Value to be allocated to the Investment Options:
d = N{[ ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}
where:
Notation	Description
C	Contract Value
G	Adjusted Guarantee
r	Credited Rate
s	Adjusted Volatility
t	Time Remaining
d	Percentage of Contract Value in Investment Options
N	Cumulative Standard Normal Distribution function
ln	Natural Logarithm function
Following is a more detailed discussion of the values used in the formula.
The Contract Value includes Contract Value both in the Investment Options and in the FPAs.
The Adjusted Guarantee for a given GAV is the dollar value of the GAV adjusted upward to reflect the current anticipated price of the guarantee. This adjustment takes into account the following factors: the time (in years) until the guarantee (the GAV) becomes available; the rate currently credited to the FPAs; and the current Contract Value as compared to the GAV. In mathematical terms, the adjusted guarantee (G) equals g multiplied by w, where g represents the dollar value of the GAV, and w is a factor that we use to incorporate the current anticipated price of the guarantee into the GAV Benefit.
•	w is based upon a guarantee ratio, m, that we use to measure how "low" a Contract Value is relative to the GAV.
•	m is the ratio of (a) the difference of the GAV minus the Contract Value, and (b) the difference of the GAV minus the present value of the GAV, discounted for the time (in years) until the GAV becomes available, at the interest rate credited to the FPAs. In mathematical terms, m = (g – C) / [g – (g / (1 + r)t)]. The value of w and the corresponding guarantee ratio, m, are presented in Table 1 which appears later in this section. The values for w set forth in Table 1 are established on the Issue Date and are not changed for the life of the Contract. The values for w may change, however, for new Contracts issued in the future.
The Credited Rate is the interest rate credited to the currently available FPA. The interest rate is never less than the guaranteed rate stated in your Contract.
The Adjusted Volatility represents the volatility of the returns of Contract Value for all in force Contracts–that is, all Separate Account assets plus all general account assets that are allocated to the FPAs. This number is fixed at Contract issue and does not change for the duration of the Contract. However we may change the number for new Contracts issued in the future. You may contact our Service Center to find out the Adjusted Volatility number that applies to your Contract.
The Time Remaining for a given GAV is the number of years (including any fraction) which remain until that GAV is applied and any True Up based on that GAV is made.
The Percentage of Contract Value to be allocated to the Investment Options is computed for each future GAV. Ultimately the allocation for a Contract takes into account each future GAV, the limit on allocations to the FPAs during the first two Contract Years, and whether the allocation materially differs from previously computed allocations.
The Cumulative Standard Normal Distribution function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
The Natural Logarithm function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
7

The mathematical model uses d as follows.
If you have not reset the GAV, then during the first Contract Year there is one GAV available on the fifth Contract Anniversary, during the second Contract Year there is a second GAV available on sixth Contract Anniversary, and so on. Beginning with the fifth Contract Year there are five future GAVs, each available on a different Contract Anniversary.
We compute d for each future GAV (which can be as many as five). We take the smallest of these ds and execute a GAV Transfer based on the following.
•	Whether the allocation differs sufficiently from the allocation we previously computed according to a specified margin that is set on the issue date and cannot be changed for the life of the Contract. (You may contact our Service Center to find out the margin that applies to your Contract.)
•	Whether a GAV Transfer would exceed the limit of 50% of Purchase Payments that exists in the first two Contract Years.
•	The number of transfers which have already occurred.
If you have not reset the GAV, then:
•	At issue we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
•	After issue, and before the first GAV Transfer to the FPAs, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
•	After issue, and after the first GAV Transfer to the FPAs has already occurred, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer is to the FPAs. If d is sufficiently above the baseline, the GAV Transfer is to the Investment Options.
If you have reset the GAV, then:
•	On the reset date, we compute d and use it as a baseline for comparison with allocations we compute on subsequent Business Days.
•	After the reset date, and before the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than the baseline by more than the specified margin.
•	After the reset date, and after the first GAV Transfer to the FPAs that occurs after the reset date, on each Business Day we compute d and execute a GAV Transfer to the FPAs if d is lower than or higher than the baseline by the specified margin. If d is sufficiently below the baseline, the GAV Transfer is to the FPAs. If d is sufficiently above the baseline, the GAV Transfer is to the Investment Options.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
8

Example 1: At issue, establish the baseline.
You purchase a February 2007 Contract with a single Purchase Payment of $100,000. The GAV is $100,000, which becomes available on the fifth anniversary. Assume the following additional values.
•	The interest rate credited to the ten-year FPA is 3%.
•	The adjusted volatility of the Investment Options you selected is 16%.
•	The specified margin is 5%.
For this example we have:
Variable		Value	Description
	C	$100,000	Contract Value
	g	$100,000	The dollar value of the GAV
	r	0.03	Credited Rate
	s	0.16	Adjusted Volatility
	t	5	Time Remaining
First, we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r)t)]
= ($100,000 – $100,000) / [$100,000 – ($100,000 / (1 + 0.03)5)]
= 0 / [$100,000 – ($100,000 / 1.159274)]
= 0 / [$100,000 – $86,260.88]
= 0 / $13,739.12
 = 0
We use the value of m (which is zero) to look up this value of w in Table 1 (which appears later in this section) and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.
Now, we compute d as follows.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}
= N{[ln ($100,000 / $108,000) + (0.03 + 0.162 / 2) × 5] / [0.16 × Ö5]}
= N{[ln (0.925926) + 0.0428 × 5] / [0.16 × 2.236068]}
= N{[–0.076961 + 0.214] / [0.357771]}
= N{0.383036}
 = 0.649153 (approximately 65%).
Thus, at issue, the mathematical model has established a baseline allocation to the Investment Options of about 65% of Contract Value.
Starting at issue we compute d daily and compare it to the baseline allocation. Before the first GAV Transfer, the mathematical model calls for no allocation to the FPAs until d on a given day falls below the baseline by more than the specified margin of 5%.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
9

Example 2: The first GAV Transfer to the FPAs.
Continuing Example 1, assume that 6 months after issue there have been no GAV Transfers and that the Contract Value has fallen to $96,990.
Since there have been no GAV Transfers, the baseline remains 0.649153 (approximately 65%), as computed in Example 1.
For this example we have:
Variable		Value	Description
	C	$96,990	Contract Value
	g	$100,000	The dollar value of the GAV
	r	0.03	Credited Rate
	s	0.16	Adjusted Volatility
	t	4.5	Time Remaining
First, we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r)t)]
= ($100,000 – $96,990) / [$100,000 – ($100,000 / (1 + 0.03)4.5)]
= $3,010 / [$100,000 – ($100,000 / 1.142267)]
= $3,010 / [$100,000 – $87,543.23]
= $3,010 / $12,454.77
 = 0.241674
We use the value of m (which is 0.241674) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.
Now we compute d as follows.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}
= N{[ln ($96,990 / $108,000) + (0.03 + 0.162 / 2) × 4.5] / [0.16 × Ö4.5]}
= N{[ln (0.898056) + 0.0428 × 4.5] / [0.16 × 2.121320]}
= N{[ –0.107523 + 0.1926] / [0.339411]}
= N{0.250659}
 = 0.598961 (approximately 60%).
As computed, d is less than the baseline by 0.598961 – 0.649153 = -0.050192, or approximately -5.02%. Since there have been no previous GAV Transfers, and since d is lower than the baseline by more than the specified margin of 5%, the mathematical model calls for an first GAV Transfer to the FPAs.
The amount of the transfer is such that, after the transfer, the percentage Contract Value in the variable Investment Options is d, approximately 60%.
The mathematical model calls for 0.598961 × $96,990 = $58,093.26 to be allocated to the Investment Options and the remaining Contract Value ($96,990 – $58,093.26 = $38,896.74) to be allocated to the FPAs. The GAV Transfer to the FPAs in the amount of $38,896.74 represents approximately 40.10% (i.e., $38,896.74 / $96,990) of Contract Value.
We establish a new baseline allocation for this Contract equal to d, or 0.598961.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
10

Example 3: An additional GAV Transfer to the Investment Options.
Continuing Examples 1 and 2, assume that 10 months after issue the Contract Value has risen to $102,470.
The amount of the Contract Value allocated to the FPAs has grown to $41,094.47 since that of Example 2, the baseline is now 0.598961.
In this example we have:
Variable		Value	Description
	C	$102,470	Contract Value
	g	$100,000	The dollar value of the GAV
	r	0.03	Credited Rate
	s	0.16	Adjusted Volatility
	t	4.166667	Time Remaining
First, we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r)t)]
= ($100,000 – $102,470) / [$100,000 – ($100,000 / (1 + 0.03)4.166667)]
= –$2,470 / [$100,000 – ($100,000 / 1.131067 )]
= –$2,470 / [$100,000 – $88,412.07]
= –$2,470 / $11,587.93
 = –0.213153
We use the value of m (which is –0.213153) to look up this value of w in Table 1 and find that w is 1.08. The Adjusted Guarantee G is w × g; or 1.08 × $100,000 = $108,000.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [ s × Öt]}
= N{[ln ($102,470 / $108,000) + ( 0.03 + 0.162 / 2) × 4.166667] / [ 0.16 × Ö4.166667]}
= N{[ln (0.948796) + 0.0428 × 4.166667] / [0.16 × 2.041241]}
= N{[–0.052561 + 0.178333] / [0.326599]}
= N{0.385097}
 = 0.649917 (approximately 65%).
As computed, d differs from the baseline by 0.649917 – 0.598961 = 0.050956 or approximately 5.10%. Because d differs from the baseline by more than the specified margin of 5%, the mathematical model calls for a GAV Transfer. Because d is higher than the baseline, the GAV Transfer is to the Investment Options.
The amount of the transfer is such that after the transfer the percentage of Contract Value in the variable Investment Options is d, namely 64.99%.
The mathematical model calls for 0.649917 × $102,470 = $66,597.02 to be allocated to the Investment Options and the remaining $102,470 – $66,597.02 = $35,872.98 to be allocated to the FPAs.
As mentioned above, the FPAs are now at $41,094.47.
The GAV Transfer to the Investment Options in the amount of $41,094.47 – $35,872.98 = $5,221.49 represents approximately 5.10% (i.e., $5,221.49 / $102,470) of Contract Value.
We establish a new baseline allocation for this Contract equal to d, or 0.649917.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
11

Example 4: Expanding on the computation of w.
In the first three examples w has always been 1.08. This example shows how w may differ from 1.08. Assume the following:
Variable		Value	Description
	C	$85,111	Contract Value
	g	$100,000	The dollar value of the GAV
	r	0.03	Credited Rate
	t	2	Time Remaining
In this example we compute m and w and G as follows.
m = (g – C) / [g – (g / (1 + r) t )]
= ($100,000 – $85,111) / [$100,000 – ($100,000 / (1 + 0.03) 2 )]
= $14,889 / [$100,000 – ($100,000 / 1.060900)]
= $14,889 / [$100,000 – $94,259.59]
= $14,889 / $5,740.41
 = 2.593718
This value of m falls between 2.55 and 2.60 in Table 1. Therefore, w falls between the two corresponding values of w, namely 2.0958 and 2.1558. Linear interpolation reveals w to be approximately 2.148261. The Adjusted Guarantee G is w × g; or 2.148261 × $100,000 = $214,826.10.
d = N{[ln (C / G) + (r + s2 / 2) × t] / [s × Öt]}
= N{[ln ($85,111 / $214,826.10) + (0.03 + 0.162 / 2) × 2] / [0.16 × Ö2]}
= N{[ln (0.396186) + 0.0428 × 2] / [0.16 × 1.414214]}
= N{[ –0.925873 + 0.085600] / [0.226274]}
= N{–3.713515}
 = 0.000102 (approximately 0%).
This low value of d results both because the Contract Value of $84,111 is substantially lower than the initial GAV of $100,000, and only two years remain before this GAV becomes available. Therefore the mathematical model calls for an allocation of 0.01% of Contract Value to the Investment Options, and an allocation of 99.99% of Contract Value to the FPAs. Note that the model does not call for a GAV Transfer unless d differs from the previously established baseline by more than the specified margin (in these examples, 5%). Note also that GAV Transfers to the FPAs happen more often and there may be more Contract Value allocated to the FPAs, than if we had not applied the adjustment.
In practice it is unlikely that the Contract Value would fall so far below the GAV, because as a Contract Value falls toward and below the GAV, the mathematical model calls for increasing allocations to the FPAs. Such allocations mitigate the decline in the Contract Value relative to the decline in the values of the Investment Options. However, in the event of a one-day market crash, a Contract Value may fall precipitously relative to the guarantee and such a low d could result. Additionally, when there is very little time remaining until the GAV becomes available, such a low d may result even if the Contract Value is not much lower than the guarantee.
TABLE 1
We compute the Adjusted Guarantee to be the product of the guarantee times w:
G = g × w
where w is derived from the following table based on m. In turn m is given by:
m = (g – C) / [g – (g / (1 + r)t)]
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
12

where:
Notation	Description
w	Worth Adjustment Applied to the Guarantee
m	Guarantee Ratio
G	Adjusted Guarantee
C	Contract Value
g	The dollar value of the GAV
r	Credited Rate
t	Time Remaining
For any m less than 0.725, use w = 1.08. For any m greater than five, use w = 8.6650.
m	w	m	w	m	w
0.000	1.0800	1.50	1.2893	3.5	3.6812
0.700	1.0800	1.55	1.3114	3.6	3.9095
0.725	1.0800	1.60	1.3349	3.7	4.1510
0.750	1.0827	1.65	1.3597	3.8	4.4060
0.775	1.0867	1.70	1.3860	3.9	4.6751
0.800	1.0909	1.75	1.4137	4.0	4.9584
0.825	1.0951	1.80	1.4430	4.1	5.2565
0.850	1.0996	1.85	1.4738	4.2	5.5696
0.875	1.1042	1.90	1.5062	4.3	5.8983
0.900	1.1089	1.95	1.5402	4.4	6.2428
0.925	1.1139	2.00	1.5760	4.5	6.6036
0.950	1.1190	2.05	1.6135	4.6	6.9811
0.975	1.1243	2.10	1.6529	4.7	7.3755
1.000	1.1298	2.15	1.6940	4.8	7.7874
1.025	1.1355	2.20	1.7371	4.9	8.2171
1.050	1.1414	2.25	1.7821	5.0	8.6650
1.075	1.1475	2.30	1.8291
1.100	1.1538	2.35	1.8782
1.125	1.1604	2.40	1.9294
1.150	1.1671	2.45	1.9826
1.175	1.1742	2.50	2.0381
1.200	1.1814	2.55	2.0958
1.225	1.1889	2.60	2.1558
1.250	1.1966	2.65	2.2182
1.275	1.2046	2.70	2.2829
1.300	1.2129	2.75	2.3500
1.325	1.2214	2.80	2.4196
1.350	1.2303	2.85	2.4918
1.375	1.2394	2.90	2.5665
1.400	1.2487	2.95	2.6438
1.425	1.2584	3.00	2.7238
1.450	1.2684	3.05	2.8065
1.475	1.2787	3.10	2.8920
1.500	1.2893	3.15	2.9803
		3.20	3.0714
		3.25	3.1655
		3.30	3.2625
		3.35	3.3626
		3.40	3.4657
		3.45	3.5718
		3.50	3.6812

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
13

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•	The adjusted Contract Value (Contract Value adjusted for any MVA) on the Income Date.
•	The Annuity Option you select.
•	The age of the Annuitant and any joint Annuitant.
•	The sex of the Annuitant and any joint Annuitant where allowed.
We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments is placed in our general account and does not participate in the investment experience of the Investment Options.
Variable payments are not predetermined as to dollar amount and vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.
Annuity Units/Calculating Variable Annuity Payments
The first Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.
We then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.
We determine the Annuity Unit value on each Business Day as follows:
•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable law.
Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units changes if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect the payment frequency you selected.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.
MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment not affected by variations in mortality and expense experience.
FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2015 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2015 are also included in Part C of the Registration Statement and are incorporated herein by reference.
Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
14

APPENDIX – CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges is found below.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Additional Combinations of Benefit Options	Separate Account Annual Expenses
Original Contract issued before June 22, 2007 or May 2005 Contract with GMDB….	1.40%
Original Contract issued before June 22, 2007 or May 2005 Contract with GMDB….	1.60%
(Number of Accumulation Units in thousands)
Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.40%
	12/31/2009	N/A	10.035	17
	12/31/2010	10.035	10.934	8
	12/31/2011	10.934	11.042	17
	12/31/2012	11.042	12.008	37
	12/31/2013	12.008	13.372	76
	12/31/2014	13.372	13.993	49
	12/31/2015	13.993	13.800	120
1.60%
	12/31/2009	N/A	10.031	21
	12/31/2010	10.031	10.908	9
	12/31/2011	10.908	10.994	5
	12/31/2012	10.994	11.932	21
	12/31/2013	11.932	13.261	33
	12/31/2014	13.261	13.848	43
	12/31/2015	13.848	13.630	60
AZL BlackRock Capital Appreciation Fund
1.40%
	12/31/2006	11.967	11.987	742
	12/31/2007	11.987	13.110	624
	12/31/2008	13.110	8.225	147
	12/31/2009	8.225	10.987	708
	12/31/2010	10.987	12.914	472
	12/31/2011	12.914	11.575	268
	12/31/2012	11.575	12.980	901
	12/31/2013	12.980	17.080	1174
	12/31/2014	17.080	18.377	903
	12/31/2015	18.377	19.251	674
1.60%
	12/31/2006	11.951	11.947	478
	12/31/2007	11.947	13.040	327
	12/31/2008	13.040	8.165	85
	12/31/2009	8.165	10.885	357
	12/31/2010	10.885	12.768	251
	12/31/2011	12.768	11.421	165
	12/31/2012	11.421	12.782	550
	12/31/2013	12.782	16.786	696
	12/31/2014	16.786	18.024	534
	12/31/2015	18.024	18.844	430

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Boston Company Research Growth Fund
1.40%
	12/31/2006	9.652	10.749	2144
	12/31/2007	10.749	11.526	3281
	12/31/2008	11.526	6.634	645
	12/31/2009	6.634	8.816	434
	12/31/2010	8.816	10.686	329
	12/31/2011	10.686	10.201	193
	12/31/2012	10.201	11.844	624
	12/31/2013	11.844	15.884	822
	12/31/2014	15.884	16.986	650
	12/31/2015	16.986	17.675	528
1.60%
	12/31/2006	9.327	10.366	974
	12/31/2007	10.366	11.094	2138
	12/31/2008	11.094	6.372	429
	12/31/2009	6.372	8.451	263
	12/31/2010	8.451	10.223	156
	12/31/2011	10.223	9.740	101
	12/31/2012	9.740	11.286	395
	12/31/2013	11.286	15.106	517
	12/31/2014	15.106	16.122	412
	12/31/2015	16.122	16.742	337
AZL DFA Multi-Strategy Fund
1.40%
	12/31/2009	N/A	10.067	67
	12/31/2010	10.067	11.259	30
	12/31/2011	11.259	11.104	23
	12/31/2012	11.104	12.408	39
	12/31/2013	12.408	14.814	85
	12/31/2014	14.814	15.561	103
	12/31/2015	15.561	15.242	74
1.60%
	12/31/2009	N/A	10.063	47
	12/31/2010	10.063	11.232	40
	12/31/2011	11.232	11.055	48
	12/31/2012	11.055	12.329	93
	12/31/2013	12.329	14.690	126
	12/31/2014	14.690	15.400	126
	12/31/2015	15.400	15.054	136
AZL Federated Clover Small Value Fund
1.40%
	12/31/2006	16.293	18.544	3644
	12/31/2007	18.544	17.485	2450
	12/31/2008	17.485	11.426	582
	12/31/2009	11.426	14.716	342
	12/31/2010	14.716	18.446	288
	12/31/2011	18.446	17.477	183
	12/31/2012	17.477	19.701	489
	12/31/2013	19.701	25.642	709
	12/31/2014	25.642	27.192	530
	12/31/2015	27.192	25.178	408

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

15

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	16.206	18.408	2444
	12/31/2007	18.408	17.323	1700
	12/31/2008	17.323	11.297	375
	12/31/2009	11.297	14.521	255
	12/31/2010	14.521	18.165	167
	12/31/2011	18.165	17.176	110
	12/31/2012	17.176	19.323	343
	12/31/2013	19.323	25.100	500
	12/31/2014	25.100	26.564	383
	12/31/2015	26.564	24.548	295
AZL Government Money Market Fund
1.40%
	12/31/2006	10.453	10.766	6819
	12/31/2007	10.766	11.125	6663
	12/31/2008	11.125	11.238	4232
	12/31/2009	11.238	11.106	3025
	12/31/2010	11.106	10.952	2253
	12/31/2011	10.952	10.801	1608
	12/31/2012	10.801	10.650	3616
	12/31/2013	10.650	10.502	3228
	12/31/2014	10.502	10.357	2559
	12/31/2015	10.357	10.213	2208
1.60%
	12/31/2006	10.333	10.621	2737
	12/31/2007	10.621	10.954	2908
	12/31/2008	10.954	11.043	2174
	12/31/2009	11.043	10.891	1309
	12/31/2010	10.891	10.719	965
	12/31/2011	10.719	10.550	777
	12/31/2012	10.550	10.382	1703
	12/31/2013	10.382	10.217	1591
	12/31/2014	10.217	10.056	1251
	12/31/2015	10.056	9.897	1131
AZL International Index Fund
1.40%
	12/31/2009	N/A	9.761	48
	12/31/2010	9.761	10.310	81
	12/31/2011	10.310	8.868	28
	12/31/2012	8.868	10.321	77
	12/31/2013	10.321	12.351	114
	12/31/2014	12.351	11.426	114
	12/31/2015	11.426	11.111	115
1.60%
	12/31/2009	N/A	9.757	29
	12/31/2010	9.757	10.285	37
	12/31/2011	10.285	8.829	17
	12/31/2012	8.829	10.255	23
	12/31/2013	10.255	12.248	56
	12/31/2014	12.248	11.308	23
	12/31/2015	11.308	10.975	21

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

16

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco Equity and Income Fund
1.40%
	12/31/2006	11.380	12.627	5108
	12/31/2007	12.627	12.832	4227
	12/31/2008	12.832	9.627	802
	12/31/2009	9.627	11.662	465
	12/31/2010	11.662	12.850	230
	12/31/2011	12.850	12.395	182
	12/31/2012	12.395	13.678	685
	12/31/2013	13.678	16.814	882
	12/31/2014	16.814	17.990	679
	12/31/2015	17.990	17.302	550
1.60%
	12/31/2006	11.342	12.560	2742
	12/31/2007	12.560	12.738	2186
	12/31/2008	12.738	9.537	464
	12/31/2009	9.537	11.530	281
	12/31/2010	11.530	12.679	137
	12/31/2011	12.679	12.207	91
	12/31/2012	12.207	13.442	428
	12/31/2013	13.442	16.492	507
	12/31/2014	16.492	17.610	428
	12/31/2015	17.610	16.903	309
AZL Invesco Growth and Income Fund
1.40%
	12/31/2006	12.355	14.121	3999
	12/31/2007	14.121	14.291	3027
	12/31/2008	14.291	9.462	665
	12/31/2009	9.462	11.537	413
	12/31/2010	11.537	12.783	294
	12/31/2011	12.783	12.361	190
	12/31/2012	12.361	13.936	634
	12/31/2013	13.936	18.371	830
	12/31/2014	18.371	19.927	669
	12/31/2015	19.927	19.009	493
1.60%
	12/31/2006	12.120	13.824	3201
	12/31/2007	13.824	13.963	2306
	12/31/2008	13.963	9.226	502
	12/31/2009	9.226	11.227	341
	12/31/2010	11.227	12.415	215
	12/31/2011	12.415	11.981	148
	12/31/2012	11.981	13.480	478
	12/31/2013	13.480	17.735	636
	12/31/2014	17.735	19.199	526
	12/31/2015	19.199	18.278	395
AZL Invesco International Equity Fund
1.40%
	12/31/2006	14.005	17.546	2066
	12/31/2007	17.546	19.830	1815
	12/31/2008	19.830	11.438	333
	12/31/2009	11.438	15.150	421
	12/31/2010	15.150	16.810	221
	12/31/2011	16.810	15.364	123
	12/31/2012	15.364	17.506	448
	12/31/2013	17.506	20.506	578
	12/31/2014	20.506	20.272	443
	12/31/2015	20.272	19.442	349

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

17

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	13.897	17.375	1136
	12/31/2007	17.375	19.598	1128
	12/31/2008	19.598	11.281	205
	12/31/2009	11.281	14.913	247
	12/31/2010	14.913	16.514	133
	12/31/2011	16.514	15.063	83
	12/31/2012	15.063	17.129	278
	12/31/2013	17.129	20.024	382
	12/31/2014	20.024	19.756	303
	12/31/2015	19.756	18.910	231
AZL JPMorgan International Opportunities Fund
1.40%
	12/31/2006	14.952	17.878	4358
	12/31/2007	17.878	19.359	3276
	12/31/2008	19.359	13.637	708
	12/31/2009	13.637	16.987	629
	12/31/2010	16.987	17.747	336
	12/31/2011	17.747	15.154	236
	12/31/2012	15.154	17.970	935
	12/31/2013	17.970	21.387	1117
	12/31/2014	21.387	19.530	851
	12/31/2015	19.530	19.408	683
1.60%
	12/31/2006	14.872	17.748	3402
	12/31/2007	17.748	19.179	2761
	12/31/2008	19.179	13.483	576
	12/31/2009	13.483	16.761	500
	12/31/2010	16.761	17.476	222
	12/31/2011	17.476	14.894	169
	12/31/2012	14.894	17.625	673
	12/31/2013	17.625	20.935	833
	12/31/2014	20.935	19.079	669
	12/31/2015	19.079	18.922	531
AZL JPMorgan U.S. Equity Fund
1.40%
	12/31/2006	11.188	12.643	2055
	12/31/2007	12.643	12.939	1682
	12/31/2008	12.939	7.824	366
	12/31/2009	7.824	10.316	498
	12/31/2010	10.316	11.492	304
	12/31/2011	11.492	11.083	234
	12/31/2012	11.083	12.801	912
	12/31/2013	12.801	17.281	1108
	12/31/2014	17.281	19.457	885
	12/31/2015	19.457	19.210	700
1.60%
	12/31/2006	11.151	12.576	1255
	12/31/2007	12.576	12.845	939
	12/31/2008	12.845	7.751	190
	12/31/2009	7.751	10.200	247
	12/31/2010	10.200	11.339	166
	12/31/2011	11.339	10.915	141
	12/31/2012	10.915	12.581	519
	12/31/2013	12.581	16.950	718
	12/31/2014	16.950	19.046	573
	12/31/2015	19.046	18.766	460

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

18

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MFS Investors Trust Fund
1.40%
	12/31/2006	12.246	13.620	2731
	12/31/2007	13.620	14.871	2601
	12/31/2008	14.871	8.782	1032
	12/31/2009	8.782	13.147	796
	12/31/2010	13.147	14.391	367
	12/31/2011	14.391	13.877	210
	12/31/2012	13.877	16.276	611
	12/31/2013	16.276	21.149	681
	12/31/2014	21.149	23.097	520
	12/31/2015	23.097	22.775	395
1.60%
	12/31/2006	12.229	13.575	1475
	12/31/2007	13.575	14.792	1355
	12/31/2008	14.792	8.718	622
	12/31/2009	8.718	13.024	418
	12/31/2010	13.024	14.229	227
	12/31/2011	14.229	13.693	153
	12/31/2012	13.693	16.028	433
	12/31/2013	16.028	20.785	476
	12/31/2014	20.785	22.654	388
	12/31/2015	22.654	22.294	304
AZL MFS Mid Cap Value Fund
1.40%
	12/31/2006	N/A	10.077	332
	12/31/2007	10.077	10.319	390
	12/31/2008	10.319	4.869	86
	12/31/2009	4.869	6.352	143
	12/31/2010	6.352	7.683	129
	12/31/2011	7.683	7.306	63
	12/31/2012	7.306	8.359	187
	12/31/2013	8.359	11.120	214
	12/31/2014	11.120	12.161	210
	12/31/2015	12.161	11.690	128
1.60%
	12/31/2006	N/A	10.063	99
	12/31/2007	10.063	10.284	169
	12/31/2008	10.284	4.843	59
	12/31/2009	4.843	6.305	57
	12/31/2010	6.305	7.611	45
	12/31/2011	7.611	7.224	26
	12/31/2012	7.224	8.248	78
	12/31/2013	8.248	10.951	113
	12/31/2014	10.951	11.951	84
	12/31/2015	11.951	11.466	84
AZL MFS Value Fund
1.40%
	12/31/2006	11.253	12.846	7045
	12/31/2007	12.846	12.386	6978
	12/31/2008	12.386	7.794	1421
	12/31/2009	7.794	9.724	860
	12/31/2010	9.724	10.531	469
	12/31/2011	10.531	9.923	370
	12/31/2012	9.923	11.416	1440
	12/31/2013	11.416	15.244	1726
	12/31/2014	15.244	16.574	1313
	12/31/2015	16.574	16.209	1054

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

19

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	10.980	12.509	4847
	12/31/2007	12.509	12.037	4338
	12/31/2008	12.037	7.559	853
	12/31/2009	7.559	9.413	550
	12/31/2010	9.413	10.173	332
	12/31/2011	10.173	9.566	290
	12/31/2012	9.566	10.983	1023
	12/31/2013	10.983	14.637	1448
	12/31/2014	14.637	15.883	1123
	12/31/2015	15.883	15.502	904
AZL Mid Cap Index Fund
1.40%
	12/31/2010	N/A	10.670	64
	12/31/2011	10.670	10.278	49
	12/31/2012	10.278	11.879	87
	12/31/2013	11.879	15.546	163
	12/31/2014	15.546	16.742	147
	12/31/2015	16.742	16.068	155
1.60%
	12/31/2010	N/A	10.656	20
	12/31/2011	10.656	10.244	18
	12/31/2012	10.244	11.816	39
	12/31/2013	11.816	15.432	96
	12/31/2014	15.432	16.586	77
	12/31/2015	16.586	15.887	60
AZL Morgan Stanley Global Real Estate Fund
1.40%
	12/31/2006	N/A	12.052	973
	12/31/2007	12.052	10.852	803
	12/31/2008	10.852	5.796	167
	12/31/2009	5.796	8.013	134
	12/31/2010	8.013	9.550	122
	12/31/2011	9.550	8.481	75
	12/31/2012	8.481	10.860	191
	12/31/2013	10.860	11.032	208
	12/31/2014	11.032	12.377	176
	12/31/2015	12.377	12.041	148
1.60%
	12/31/2006	N/A	12.036	596
	12/31/2007	12.036	10.815	616
	12/31/2008	10.815	5.765	167
	12/31/2009	5.765	7.954	94
	12/31/2010	7.954	9.461	86
	12/31/2011	9.461	8.386	57
	12/31/2012	8.386	10.716	154
	12/31/2013	10.716	10.864	168
	12/31/2014	10.864	12.164	144
	12/31/2015	12.164	11.810	108

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

20

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Multi-Manager Mid Cap Growth Fund
1.40%
	12/31/2006	12.480	13.440	3011
	12/31/2007	13.440	16.193	3724
	12/31/2008	16.193	8.220	778
	12/31/2009	8.220	12.780	589
	12/31/2010	12.780	16.698	351
	12/31/2011	16.698	15.385	167
	12/31/2012	15.385	16.438	513
	12/31/2013	16.438	22.522	650
	12/31/2014	22.522	22.391	486
	12/31/2015	22.391	20.709	371
1.60%
	12/31/2006	11.996	12.893	1794
	12/31/2007	12.893	15.503	2295
	12/31/2008	15.503	7.854	466
	12/31/2009	7.854	12.186	372
	12/31/2010	12.186	15.891	236
	12/31/2011	15.891	14.612	134
	12/31/2012	14.612	15.581	353
	12/31/2013	15.581	21.305	422
	12/31/2014	21.305	21.139	351
	12/31/2015	21.139	19.511	261
AZL MVP Balanced Index Strategy Fund
1.40%
	12/31/2015	N/A	12.227	2
1.60%
	12/31/2015	N/A	12.131	1
AZL MVP Fusion Balanced Fund
1.40%
	12/31/2006	10.630	11.477	4889
	12/31/2007	11.477	12.121	4984
	12/31/2008	12.121	8.672	1225
	12/31/2009	8.672	10.836	935
	12/31/2010	10.836	11.868	620
	12/31/2011	11.868	11.598	255
	12/31/2012	11.598	12.739	1097
	12/31/2013	12.739	14.001	1123
	12/31/2014	14.001	14.439	912
	12/31/2015	14.439	13.989	694
1.60%
	12/31/2006	10.615	11.439	2265
	12/31/2007	11.439	12.057	2418
	12/31/2008	12.057	8.609	525
	12/31/2009	8.609	10.735	377
	12/31/2010	10.735	11.734	231
	12/31/2011	11.734	11.444	92
	12/31/2012	11.444	12.545	429
	12/31/2013	12.545	13.760	490
	12/31/2014	13.760	14.163	471
	12/31/2015	14.163	13.693	387

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

21

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Growth Fund
1.40%
	12/31/2006	11.105	12.288	10396
	12/31/2007	12.288	12.813	8739
	12/31/2008	12.813	7.715	1841
	12/31/2009	7.715	10.057	1103
	12/31/2010	10.057	11.197	837
	12/31/2011	11.197	10.553	575
	12/31/2012	10.553	11.788	2402
	12/31/2013	11.788	13.844	2658
	12/31/2014	13.844	14.247	2083
	12/31/2015	14.247	13.736	1593
1.60%
	12/31/2006	11.090	12.247	6346
	12/31/2007	12.247	12.745	5304
	12/31/2008	12.745	7.658	988
	12/31/2009	7.658	9.963	606
	12/31/2010	9.963	11.071	411
	12/31/2011	11.071	10.413	364
	12/31/2012	10.413	11.608	1366
	12/31/2013	11.608	13.606	1587
	12/31/2014	13.606	13.974	1250
	12/31/2015	13.974	13.446	1045
AZL MVP Fusion Moderate Fund
1.40%
	12/31/2006	10.808	11.800	11618
	12/31/2007	11.800	12.396	11909
	12/31/2008	12.396	8.219	1996
	12/31/2009	8.219	10.490	1413
	12/31/2010	10.490	11.559	868
	12/31/2011	11.559	11.075	570
	12/31/2012	11.075	12.289	2551
	12/31/2013	12.289	13.956	2758
	12/31/2014	13.956	14.345	2300
	12/31/2015	14.345	13.847	1768
1.60%
	12/31/2006	10.793	11.760	6079
	12/31/2007	11.760	12.330	5010
	12/31/2008	12.330	8.159	943
	12/31/2009	8.159	10.392	625
	12/31/2010	10.392	11.428	338
	12/31/2011	11.428	10.928	241
	12/31/2012	10.928	12.101	1158
	12/31/2013	12.101	13.716	1225
	12/31/2014	13.716	14.070	1143
	12/31/2015	14.070	13.554	975
AZL MVP Growth Index Strategy Fund
1.40%
	12/31/2015	N/A	13.398	1
1.60%
	12/31/2015	N/A	13.292	2

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

22

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Oppenheimer Discovery Fund
1.40%
	12/31/2006	11.125	12.211	563
	12/31/2007	12.211	12.772	358
	12/31/2008	12.772	7.135	82
	12/31/2009	7.135	9.244	58
	12/31/2010	9.244	11.744	81
	12/31/2011	11.744	10.957	27
	12/31/2012	10.957	12.600	97
	12/31/2013	12.600	18.081	496
	12/31/2014	18.081	17.420	372
	12/31/2015	17.420	17.554	305
1.60%
	12/31/2006	11.110	12.171	251
	12/31/2007	12.171	12.704	144
	12/31/2008	12.704	7.082	48
	12/31/2009	7.082	9.158	36
	12/31/2010	9.158	11.611	36
	12/31/2011	11.611	10.811	16
	12/31/2012	10.811	12.408	50
	12/31/2013	12.408	17.770	288
	12/31/2014	17.770	17.086	234
	12/31/2015	17.086	17.183	190
AZL S&P 500 Index Fund
1.40%
	12/31/2007	N/A	9.882	258
	12/31/2008	9.882	6.079	1554
	12/31/2009	6.079	7.514	1243
	12/31/2010	7.514	8.489	779
	12/31/2011	8.489	8.502	592
	12/31/2012	8.502	9.675	1771
	12/31/2013	9.675	12.561	2463
	12/31/2014	12.561	14.011	2160
	12/31/2015	14.011	13.948	1773
1.60%
	12/31/2007	N/A	9.869	32
	12/31/2008	9.869	6.058	613
	12/31/2009	6.058	7.474	762
	12/31/2010	7.474	8.427	397
	12/31/2011	8.427	8.423	255
	12/31/2012	8.423	9.566	865
	12/31/2013	9.566	12.394	1289
	12/31/2014	12.394	13.798	1051
	12/31/2015	13.798	13.708	921
AZL Schroder Emerging Markets Equity Fund
1.40%
	12/31/2006	N/A	10.472	1100
	12/31/2007	10.472	13.455	2020
	12/31/2008	13.455	6.384	877
	12/31/2009	6.384	10.813	787
	12/31/2010	10.813	11.985	491
	12/31/2011	11.985	9.778	253
	12/31/2012	9.778	11.670	701
	12/31/2013	11.670	11.266	848
	12/31/2014	11.266	10.530	696
	12/31/2015	10.530	9.045	540

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

23

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	N/A	10.458	455
	12/31/2007	10.458	13.410	898
	12/31/2008	13.410	6.350	509
	12/31/2009	6.350	10.734	361
	12/31/2010	10.734	11.874	216
	12/31/2011	11.874	9.667	107
	12/31/2012	9.667	11.515	382
	12/31/2013	11.515	11.094	462
	12/31/2014	11.094	10.348	400
	12/31/2015	10.348	8.872	284
AZL Small Cap Stock Index Fund
1.40%
	12/31/2007	N/A	9.329	56
	12/31/2008	9.329	6.353	925
	12/31/2009	6.353	7.821	587
	12/31/2010	7.821	9.678	357
	12/31/2011	9.678	9.571	257
	12/31/2012	9.571	10.930	819
	12/31/2013	10.930	15.156	1157
	12/31/2014	15.156	15.727	867
	12/31/2015	15.727	15.122	721
1.60%
	12/31/2007	N/A	9.317	18
	12/31/2008	9.317	6.331	485
	12/31/2009	6.331	7.779	278
	12/31/2010	7.779	9.607	227
	12/31/2011	9.607	9.482	170
	12/31/2012	9.482	10.807	543
	12/31/2013	10.807	14.955	677
	12/31/2014	14.955	15.488	526
	12/31/2015	15.488	14.862	419
AZL T. Rowe Price Capital Appreciation Fund
1.40%
	12/31/2006	11.750	13.199	6945
	12/31/2007	13.199	13.555	5608
	12/31/2008	13.555	7.952	1979
	12/31/2009	7.952	10.338	1305
	12/31/2010	10.338	11.422	772
	12/31/2011	11.422	10.791	581
	12/31/2012	10.791	11.951	2160
	12/31/2013	11.951	15.314	2681
	12/31/2014	15.314	16.879	2121
	12/31/2015	16.879	17.487	1793
1.60%
	12/31/2006	11.493	12.884	4000
	12/31/2007	12.884	13.205	3167
	12/31/2008	13.205	7.732	1172
	12/31/2009	7.732	10.031	747
	12/31/2010	10.031	11.061	493
	12/31/2011	11.061	10.429	422
	12/31/2012	10.429	11.527	1478
	12/31/2013	11.527	14.740	1963
	12/31/2014	14.740	16.214	1608
	12/31/2015	16.214	16.765	1364

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Global Allocation V.I. Fund
1.40%
	12/31/2008	N/A	7.919	505
	12/31/2009	7.919	9.443	428
	12/31/2010	9.443	10.220	373
	12/31/2011	10.220	9.712	272
	12/31/2012	9.712	10.530	581
	12/31/2013	10.530	11.881	779
	12/31/2014	11.881	11.942	698
	12/31/2015	11.942	11.658	565
1.60%
	12/31/2008	N/A	7.909	163
	12/31/2009	7.909	9.411	349
	12/31/2010	9.411	10.166	165
	12/31/2011	10.166	9.641	120
	12/31/2012	9.641	10.432	255
	12/31/2013	10.432	11.747	320
	12/31/2014	11.747	11.784	277
	12/31/2015	11.784	11.481	194
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
1.40%
	12/31/2011	N/A	9.911	43
	12/31/2012	9.911	11.523	141
	12/31/2013	11.523	16.880	189
	12/31/2014	16.880	17.654	154
	12/31/2015	17.654	16.876	126
1.60%
	12/31/2011	N/A	9.878	35
	12/31/2012	9.878	11.462	108
	12/31/2013	11.462	16.757	156
	12/31/2014	16.757	17.490	122
	12/31/2015	17.490	16.686	97
Davis VA Financial Portfolio
1.40%
	12/31/2006	14.624	17.090	1116
	12/31/2007	17.090	15.832	679
	12/31/2008	15.832	8.373	187
	12/31/2009	8.373	11.657	115
	12/31/2010	11.657	12.771	68
	12/31/2011	12.771	11.592	59
	12/31/2012	11.592	13.582	173
	12/31/2013	13.582	17.580	221
	12/31/2014	17.580	19.562	161
	12/31/2015	19.562	19.677	125
1.60%
	12/31/2006	14.301	16.679	914
	12/31/2007	16.679	15.421	594
	12/31/2008	15.421	8.140	148
	12/31/2009	8.140	11.309	115
	12/31/2010	11.309	12.365	86
	12/31/2011	12.365	11.201	53
	12/31/2012	11.201	13.097	147
	12/31/2013	13.097	16.919	179
	12/31/2014	16.919	18.789	138
	12/31/2015	18.789	18.862	109

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

24

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Davis VA Value Portfolio
1.40%
	12/31/2006	12.186	13.819	1702
	12/31/2007	13.819	14.258	1360
	12/31/2008	14.258	8.390	273
	12/31/2009	8.390	10.851	178
	12/31/2010	10.851	12.066	99
	12/31/2011	12.066	11.402	61
	12/31/2012	11.402	12.713	209
	12/31/2013	12.713	16.727	291
	12/31/2014	16.727	17.494	253
	12/31/2015	17.494	17.526	210
1.60%
	12/31/2006	11.826	13.385	1153
	12/31/2007	13.385	13.782	882
	12/31/2008	13.782	8.094	163
	12/31/2009	8.094	10.447	115
	12/31/2010	10.447	11.593	66
	12/31/2011	11.593	10.934	52
	12/31/2012	10.934	12.166	151
	12/31/2013	12.166	15.975	225
	12/31/2014	15.975	16.674	187
	12/31/2015	16.674	16.672	157
Franklin Founding Funds Allocation VIP Fund
1.40%
	12/31/2007	N/A	9.246	71
	12/31/2008	9.246	5.847	66
	12/31/2009	5.847	7.510	81
	12/31/2010	7.510	8.165	42
	12/31/2011	8.165	7.927	25
	12/31/2012	7.927	9.015	80
	12/31/2013	9.015	11.003	101
	12/31/2014	11.003	11.159	102
	12/31/2015	11.159	10.320	82
1.60%
	12/31/2007	N/A	9.237	1176
	12/31/2008	9.237	5.829	138
	12/31/2009	5.829	7.472	175
	12/31/2010	7.472	8.108	97
	12/31/2011	8.108	7.856	39
	12/31/2012	7.856	8.916	86
	12/31/2013	8.916	10.860	104
	12/31/2014	10.860	10.992	95
	12/31/2015	10.992	10.146	61
Franklin Global Real Estate VIP Fund
1.40%
	12/31/2006	57.711	68.626	1101
	12/31/2007	68.626	53.550	691
	12/31/2008	53.550	30.419	138
	12/31/2009	30.419	35.721	89
	12/31/2010	35.721	42.610	51
	12/31/2011	42.610	39.644	49
	12/31/2012	39.644	49.805	181
	12/31/2013	49.805	50.251	231
	12/31/2014	50.251	56.990	199
	12/31/2015	56.990	56.519	154

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

25

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	56.696	67.285	790
	12/31/2007	67.285	52.398	457
	12/31/2008	52.398	29.705	89
	12/31/2009	29.705	34.813	61
	12/31/2010	34.813	41.444	41
	12/31/2011	41.444	38.482	42
	12/31/2012	38.482	48.248	122
	12/31/2013	48.248	48.583	161
	12/31/2014	48.583	54.988	136
	12/31/2015	54.988	54.425	102
Franklin Growth and Income VIP Fund
1.40%
	12/31/2006	33.572	38.653	969
	12/31/2007	38.653	36.700	701
	12/31/2008	36.700	23.471	149
	12/31/2009	23.471	29.290	94
	12/31/2010	29.290	33.700	56
	12/31/2011	33.700	34.032	49
	12/31/2012	34.032	37.661	154
	12/31/2013	37.661	48.132	185
	12/31/2014	48.132	51.799	147
	12/31/2015	51.799	50.614	115
1.60%
	12/31/2006	32.240	37.046	710
	12/31/2007	37.046	35.104	492
	12/31/2008	35.104	22.405	107
	12/31/2009	22.405	27.904	66
	12/31/2010	27.904	32.041	41
	12/31/2011	32.041	32.293	34
	12/31/2012	32.293	35.664	107
	12/31/2013	35.664	45.488	150
	12/31/2014	45.488	48.856	121
	12/31/2015	48.856	47.643	94
Franklin High Income VIP Fund
1.40%
	12/31/2006	23.242	25.066	1269
	12/31/2007	25.066	25.387	946
	12/31/2008	25.387	19.180	215
	12/31/2009	19.180	26.989	207
	12/31/2010	26.989	30.142	142
	12/31/2011	30.142	31.080	74
	12/31/2012	31.080	35.414	171
	12/31/2013	35.414	37.655	208
	12/31/2014	37.655	37.123	168
	12/31/2015	37.123	33.267	127
1.60%
	12/31/2006	22.963	24.716	731
	12/31/2007	24.716	24.982	570
	12/31/2008	24.982	18.837	113
	12/31/2009	18.837	26.452	95
	12/31/2010	26.452	29.484	66
	12/31/2011	29.484	30.340	58
	12/31/2012	30.340	34.502	126
	12/31/2013	34.502	36.612	138
	12/31/2014	36.612	36.022	123
	12/31/2015	36.022	32.217	95

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

26

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
1.40%
	12/31/2006	40.649	47.397	4455
	12/31/2007	47.397	48.490	3642
	12/31/2008	48.490	33.635	772
	12/31/2009	33.635	44.972	446
	12/31/2010	44.972	49.967	251
	12/31/2011	49.967	50.449	193
	12/31/2012	50.449	56.037	669
	12/31/2013	56.037	62.962	809
	12/31/2014	62.962	64.952	653
	12/31/2015	64.952	59.531	474
1.60%
	12/31/2006	39.117	45.520	2380
	12/31/2007	45.520	46.476	2110
	12/31/2008	46.476	32.173	426
	12/31/2009	32.173	42.932	240
	12/31/2010	42.932	47.605	139
	12/31/2011	47.605	47.968	99
	12/31/2012	47.968	53.175	390
	12/31/2013	53.175	59.626	466
	12/31/2014	59.626	61.388	383
	12/31/2015	61.388	56.152	281
Franklin Large Cap Growth VIP Fund
1.40%
	12/31/2006	18.406	20.129	2557
	12/31/2007	20.129	21.084	1898
	12/31/2008	21.084	13.612	371
	12/31/2009	13.612	17.413	245
	12/31/2010	17.413	19.161	133
	12/31/2011	19.161	18.611	96
	12/31/2012	18.611	20.621	355
	12/31/2013	20.621	26.157	463
	12/31/2014	26.157	29.007	362
	12/31/2015	29.007	30.213	290
1.60%
	12/31/2006	17.693	19.311	1539
	12/31/2007	19.311	20.186	1107
	12/31/2008	20.186	13.006	213
	12/31/2009	13.006	16.605	136
	12/31/2010	16.605	18.235	79
	12/31/2011	18.235	17.677	71
	12/31/2012	17.677	19.546	228
	12/31/2013	19.546	24.744	309
	12/31/2014	24.744	27.386	251
	12/31/2015	27.386	28.467	196
Franklin Mutual Shares VIP Fund
1.40%
	12/31/2006	20.273	23.667	9141
	12/31/2007	23.667	24.148	7661
	12/31/2008	24.148	14.975	1575
	12/31/2009	14.975	18.614	865
	12/31/2010	18.614	20.410	468
	12/31/2011	20.410	19.917	384
	12/31/2012	19.917	22.436	1544
	12/31/2013	22.436	28.376	1861
	12/31/2014	28.376	29.974	1424
	12/31/2015	29.974	28.099	1087

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

27

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	19.775	23.039	4984
	12/31/2007	23.039	23.460	4065
	12/31/2008	23.460	14.520	805
	12/31/2009	14.520	18.011	444
	12/31/2010	18.011	19.709	260
	12/31/2011	19.709	19.195	222
	12/31/2012	19.195	21.580	829
	12/31/2013	21.580	27.239	1016
	12/31/2014	27.239	28.715	782
	12/31/2015	28.715	26.865	583
Franklin Rising Dividends VIP Fund
1.40%
	12/31/2006	33.442	38.624	2580
	12/31/2007	38.624	37.061	1800
	12/31/2008	37.061	26.641	372
	12/31/2009	26.641	30.828	237
	12/31/2010	30.828	36.674	141
	12/31/2011	36.674	38.335	112
	12/31/2012	38.335	42.321	341
	12/31/2013	42.321	54.122	438
	12/31/2014	54.122	58.025	348
	12/31/2015	58.025	55.131	268
1.60%
	12/31/2006	32.063	36.958	1656
	12/31/2007	36.958	35.391	1095
	12/31/2008	35.391	25.390	221
	12/31/2009	25.390	29.321	146
	12/31/2010	29.321	34.812	86
	12/31/2011	34.812	36.316	73
	12/31/2012	36.316	40.011	231
	12/31/2013	40.011	51.066	296
	12/31/2014	51.066	54.639	239
	12/31/2015	54.639	51.810	190
Franklin Small Cap Value VIP Fund
1.40%
	12/31/2006	16.284	18.785	1325
	12/31/2007	18.785	18.082	942
	12/31/2008	18.082	11.943	175
	12/31/2009	11.943	15.211	108
	12/31/2010	15.211	19.233	62
	12/31/2011	19.233	18.253	51
	12/31/2012	18.253	21.307	148
	12/31/2013	21.307	28.625	172
	12/31/2014	28.625	28.388	142
	12/31/2015	28.388	25.926	116
1.60%
	12/31/2006	15.885	18.288	843
	12/31/2007	18.288	17.568	579
	12/31/2008	17.568	11.580	112
	12/31/2009	11.580	14.720	71
	12/31/2010	14.720	18.574	46
	12/31/2011	18.574	17.593	42
	12/31/2012	17.593	20.495	99
	12/31/2013	20.495	27.479	127
	12/31/2014	27.479	27.197	103
	12/31/2015	27.197	24.789	77

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

28

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Small-Mid Cap Growth VIP Fund
1.40%
	12/31/2006	21.524	23.070	960
	12/31/2007	23.070	25.305	727
	12/31/2008	25.305	14.349	139
	12/31/2009	14.349	20.315	82
	12/31/2010	20.315	25.566	71
	12/31/2011	25.566	23.994	37
	12/31/2012	23.994	26.225	123
	12/31/2013	26.225	35.728	164
	12/31/2014	35.728	37.864	127
	12/31/2015	37.864	36.345	101
1.60%
	12/31/2006	20.723	22.168	598
	12/31/2007	22.168	24.267	451
	12/31/2008	24.267	13.733	82
	12/31/2009	13.733	19.404	50
	12/31/2010	19.404	24.370	34
	12/31/2011	24.370	22.826	26
	12/31/2012	22.826	24.899	84
	12/31/2013	24.899	33.853	105
	12/31/2014	33.853	35.805	92
	12/31/2015	35.805	34.301	76
Franklin U.S. Government Securities VIP Fund
1.40%
	12/31/2006	24.304	24.929	1954
	12/31/2007	24.929	26.205	1814
	12/31/2008	26.205	27.800	709
	12/31/2009	27.800	28.262	525
	12/31/2010	28.262	29.342	378
	12/31/2011	29.342	30.578	277
	12/31/2012	30.578	30.720	418
	12/31/2013	30.720	29.615	417
	12/31/2014	29.615	30.191	355
	12/31/2015	30.191	29.913	307
1.60%
	12/31/2006	23.334	23.887	1347
	12/31/2007	23.887	25.058	1037
	12/31/2008	25.058	26.531	346
	12/31/2009	26.531	26.918	264
	12/31/2010	26.918	27.890	197
	12/31/2011	27.890	29.008	114
	12/31/2012	29.008	29.083	262
	12/31/2013	29.083	27.981	293
	12/31/2014	27.981	28.469	246
	12/31/2015	28.469	28.150	186
Jennison Portfolio
1.40%
	12/31/2010	N/A	10.451	21
	12/31/2011	10.451	10.297	16
	12/31/2012	10.297	11.750	60
	12/31/2013	11.750	15.886	75
	12/31/2014	15.886	17.166	65
	12/31/2015	17.166	18.794	63

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

29

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2010	N/A	10.436	8
	12/31/2011	10.436	10.262	10
	12/31/2012	10.262	11.687	25
	12/31/2013	11.687	15.769	29
	12/31/2014	15.769	17.006	25
	12/31/2015	17.006	18.582	20
Oppenheimer Global Fund/VA
1.40%
	12/31/2006	12.911	14.985	1725
	12/31/2007	14.985	15.709	1348
	12/31/2008	15.709	9.265	242
	12/31/2009	9.265	12.769	146
	12/31/2010	12.769	14.602	81
	12/31/2011	14.602	13.206	62
	12/31/2012	13.206	15.790	175
	12/31/2013	15.790	19.823	246
	12/31/2014	19.823	19.995	206
	12/31/2015	19.995	20.495	163
1.60%
	12/31/2006	12.455	14.427	1288
	12/31/2007	14.427	15.094	958
	12/31/2008	15.094	8.884	169
	12/31/2009	8.884	12.220	114
	12/31/2010	12.220	13.946	67
	12/31/2011	13.946	12.588	47
	12/31/2012	12.588	15.021	132
	12/31/2013	15.021	18.819	200
	12/31/2014	18.819	18.945	168
	12/31/2015	18.945	19.379	137
Oppenheimer Global Strategic Income Fund/VA
1.40%
	12/31/2012	N/A	27.281	25
	12/31/2013	27.281	26.866	32
	12/31/2014	26.866	27.244	28
	12/31/2015	27.244	26.258	25
1.60%
	12/31/2012	N/A	26.227	24
	12/31/2013	26.227	25.777	35
	12/31/2014	25.777	26.088	26
	12/31/2015	26.088	25.093	21
Oppenheimer Main Street Fund/VA
1.40%
	12/31/2006	9.418	10.682	1376
	12/31/2007	10.682	10.999	1083
	12/31/2008	10.999	6.674	208
	12/31/2009	6.674	8.442	169
	12/31/2010	8.442	9.666	120
	12/31/2011	9.666	9.530	84
	12/31/2012	9.530	10.982	178
	12/31/2013	10.982	14.271	264
	12/31/2014	14.271	15.578	211
	12/31/2015	15.578	15.873	176

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016
30

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	9.172	10.383	1329
	12/31/2007	10.383	10.669	1060
	12/31/2008	10.669	6.460	198
	12/31/2009	6.460	8.156	148
	12/31/2010	8.156	9.320	97
	12/31/2011	9.320	9.171	75
	12/31/2012	9.171	10.547	211
	12/31/2013	10.547	13.677	273
	12/31/2014	13.677	14.901	222
	12/31/2015	14.901	15.152	181
PIMCO VIT All Asset Portfolio
1.40%
	12/31/2006	12.443	12.842	4512
	12/31/2007	12.842	13.717	3378
	12/31/2008	13.717	11.383	748
	12/31/2009	11.383	13.646	573
	12/31/2010	13.646	15.218	388
	12/31/2011	15.218	15.300	286
	12/31/2012	15.300	17.341	658
	12/31/2013	17.341	17.147	688
	12/31/2014	17.147	16.989	614
	12/31/2015	16.989	15.247	447
1.60%
	12/31/2006	12.401	12.774	2161
	12/31/2007	12.774	13.617	1664
	12/31/2008	13.617	11.277	374
	12/31/2009	11.277	13.492	293
	12/31/2010	13.492	15.016	253
	12/31/2011	15.016	15.067	193
	12/31/2012	15.067	17.043	453
	12/31/2013	17.043	16.818	459
	12/31/2014	16.818	16.630	388
	12/31/2015	16.630	14.895	277
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
	12/31/2006	11.037	10.546	1731
	12/31/2006	11.037	10.546	1731
	12/31/2006	11.037	10.546	1731
	12/31/2006	11.037	10.546	1731
	12/31/2007	10.546	12.816	1340
	12/31/2007	10.546	12.816	1340
	12/31/2007	10.546	12.816	1340
	12/31/2007	10.546	12.816	1340
	12/31/2008	12.816	7.103	524
	12/31/2008	12.816	7.103	524
	12/31/2008	12.816	7.103	524
	12/31/2008	12.816	7.103	524
	12/31/2009	7.103	9.913	546
	12/31/2009	7.103	9.913	546
	12/31/2010	9.913	12.173	346
	12/31/2011	12.173	11.097	176
	12/31/2012	11.097	11.531	361
	12/31/2013	11.531	9.700	388
	12/31/2014	9.700	7.802	319
	12/31/2015	7.802	5.716	261

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

31

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	11.022	10.511	856
	12/31/2006	11.022	10.511	856
	12/31/2006	11.022	10.511	856
	12/31/2006	11.022	10.511	856
	12/31/2007	10.511	12.747	779
	12/31/2007	10.511	12.747	779
	12/31/2007	10.511	12.747	779
	12/31/2007	10.511	12.747	779
	12/31/2008	12.747	7.051	252
	12/31/2008	12.747	7.051	252
	12/31/2008	12.747	7.051	252
	12/31/2008	12.747	7.051	252
	12/31/2009	7.051	9.821	227
	12/31/2009	7.051	9.821	227
	12/31/2010	9.821	12.035	133
	12/31/2011	12.035	10.950	66
	12/31/2012	10.950	11.356	164
	12/31/2013	11.356	9.533	152
	12/31/2014	9.533	7.653	127
	12/31/2015	7.653	5.595	100
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
	12/31/2006	10.927	11.776	531
	12/31/2007	11.776	12.287	570
	12/31/2008	12.287	10.347	154
	12/31/2009	10.347	13.324	162
	12/31/2010	13.324	14.738	114
	12/31/2011	14.738	15.454	57
	12/31/2012	15.454	17.966	120
	12/31/2013	17.966	16.482	91
	12/31/2014	16.482	16.500	73
	12/31/2015	16.500	15.905	63
1.60%
	12/31/2006	10.913	11.736	489
	12/31/2007	11.736	12.221	395
	12/31/2008	12.221	10.272	76
	12/31/2009	10.272	13.200	49
	12/31/2010	13.200	14.572	57
	12/31/2011	14.572	15.249	38
	12/31/2012	15.249	17.692	84
	12/31/2013	17.692	16.198	57
	12/31/2014	16.198	16.184	46
	12/31/2015	16.184	15.569	37
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
	12/31/2006	9.349	9.648	771
	12/31/2007	9.648	10.440	798
	12/31/2008	10.440	10.208	380
	12/31/2009	10.208	11.763	298
	12/31/2010	11.763	12.952	206
	12/31/2011	12.952	13.740	206
	12/31/2012	13.740	14.489	242
	12/31/2013	14.489	13.077	195
	12/31/2014	13.077	13.187	147
	12/31/2015	13.187	12.479	110

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

32

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	9.336	9.616	299
	12/31/2007	9.616	10.385	383
	12/31/2008	10.385	10.133	214
	12/31/2009	10.133	11.654	153
	12/31/2010	11.654	12.806	89
	12/31/2011	12.806	13.558	45
	12/31/2012	13.558	14.269	76
	12/31/2013	14.269	12.852	78
	12/31/2014	12.852	12.934	58
	12/31/2015	12.934	12.216	43
PIMCO VIT Global Dividend Portfolio
1.40%
	12/31/2010	N/A	10.337	2
	12/31/2011	10.337	9.713	625
	12/31/2012	9.713	10.513	1856
	12/31/2013	10.513	12.357	2178
	12/31/2014	12.357	12.295	1732
	12/31/2015	12.295	11.031	1323
1.60%
	12/31/2010	N/A	10.323	9
	12/31/2011	10.323	9.680	356
	12/31/2012	9.680	10.457	1045
	12/31/2013	10.457	12.266	1329
	12/31/2014	12.266	12.181	1072
	12/31/2015	12.181	10.906	810
PIMCO VIT High Yield Portfolio
1.40%
	12/31/2006	12.548	13.500	2643
	12/31/2007	13.500	13.779	2003
	12/31/2008	13.779	10.389	509
	12/31/2009	10.389	14.386	409
	12/31/2010	14.386	16.244	264
	12/31/2011	16.244	16.557	164
	12/31/2012	16.557	18.665	394
	12/31/2013	18.665	19.463	471
	12/31/2014	19.463	19.835	348
	12/31/2015	19.835	19.238	286
1.60%
	12/31/2006	12.877	13.827	1604
	12/31/2007	13.827	14.084	1200
	12/31/2008	14.084	10.597	270
	12/31/2009	10.597	14.646	199
	12/31/2010	14.646	16.504	158
	12/31/2011	16.504	16.789	96
	12/31/2012	16.789	18.888	252
	12/31/2013	18.888	19.656	260
	12/31/2014	19.656	19.992	217
	12/31/2015	19.992	19.351	159

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

33

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
1.40%
	12/31/2006	11.371	11.294	6009
	12/31/2007	11.294	12.324	4830
	12/31/2008	12.324	11.295	1433
	12/31/2009	11.295	13.187	1215
	12/31/2010	13.187	14.058	782
	12/31/2011	14.058	15.482	625
	12/31/2012	15.482	16.603	1174
	12/31/2013	16.603	14.863	1163
	12/31/2014	14.863	15.111	958
	12/31/2015	15.111	14.498	741
1.60%
	12/31/2006	11.311	11.211	3601
	12/31/2007	11.211	12.209	2784
	12/31/2008	12.209	11.168	889
	12/31/2009	11.168	13.012	692
	12/31/2010	13.012	13.844	489
	12/31/2011	13.844	15.216	343
	12/31/2012	15.216	16.285	685
	12/31/2013	16.285	14.549	752
	12/31/2014	14.549	14.762	677
	12/31/2015	14.762	14.135	503
PIMCO VIT Total Return Portfolio
1.40%
	12/31/2006	13.287	13.607	6252
	12/31/2007	13.607	14.592	5633
	12/31/2008	14.592	15.080	1857
	12/31/2009	15.080	16.963	1813
	12/31/2010	16.963	18.084	1304
	12/31/2011	18.084	18.478	826
	12/31/2012	18.478	19.969	1486
	12/31/2013	19.969	19.305	1415
	12/31/2014	19.305	19.852	1123
	12/31/2015	19.852	19.664	917
1.60%
	12/31/2006	13.414	13.710	3419
	12/31/2007	13.710	14.674	2708
	12/31/2008	14.674	15.133	883
	12/31/2009	15.133	16.989	773
	12/31/2010	16.989	18.076	600
	12/31/2011	18.076	18.432	337
	12/31/2012	18.432	19.880	722
	12/31/2013	19.880	19.181	777
	12/31/2014	19.181	19.685	643
	12/31/2015	19.685	19.460	527
SP International Growth Portfolio
1.40%
	12/31/2006	7.318	8.672	379
	12/31/2007	8.672	10.186	503
	12/31/2008	10.186	4.973	56
	12/31/2009	4.973	6.691	35
	12/31/2010	6.691	7.510	20
	12/31/2011	7.510	6.271	14
	12/31/2012	6.271	7.535	67
	12/31/2013	7.535	8.806	105
	12/31/2014	8.806	8.152	76
	12/31/2015	8.152	8.287	92

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

34

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2006	7.312	8.648	250
	12/31/2007	8.648	10.138	249
	12/31/2008	10.138	4.940	34
	12/31/2009	4.940	6.633	18
	12/31/2010	6.633	7.429	13
	12/31/2011	7.429	6.191	10
	12/31/2012	6.191	7.424	50
	12/31/2013	7.424	8.659	69
	12/31/2014	8.659	8.000	61
	12/31/2015	8.000	8.116	40
Templeton Foreign VIP Fund
1.40%
	12/31/2006	23.612	28.278	1295
	12/31/2007	28.278	32.192	1042
	12/31/2008	32.192	18.926	205
	12/31/2009	18.926	25.576	124
	12/31/2010	25.576	27.341	71
	12/31/2011	27.341	24.095	45
	12/31/2012	24.095	28.090	179
	12/31/2013	28.090	34.062	233
	12/31/2014	34.062	29.849	198
	12/31/2015	29.849	27.524	158
1.60%
	12/31/2006	23.005	27.496	632
	12/31/2007	27.496	31.239	489
	12/31/2008	31.239	18.329	98
	12/31/2009	18.329	24.720	57
	12/31/2010	24.720	26.372	35
	12/31/2011	26.372	23.195	22
	12/31/2012	23.195	26.986	98
	12/31/2013	26.986	32.658	123
	12/31/2014	32.658	28.562	94
	12/31/2015	28.562	26.284	74
Templeton Global Bond VIP Fund
1.40%
	12/31/2007	N/A	32.376	382
	12/31/2008	32.376	33.906	132
	12/31/2009	33.906	39.681	136
	12/31/2010	39.681	44.783	123
	12/31/2011	44.783	43.777	81
	12/31/2012	43.777	49.669	101
	12/31/2013	49.669	49.776	90
	12/31/2014	49.776	49.984	72
	12/31/2015	49.984	47.167	45
1.60%
	12/31/2007	N/A	31.215	155
	12/31/2008	31.215	32.625	92
	12/31/2009	32.625	38.105	91
	12/31/2010	38.105	42.918	84
	12/31/2011	42.918	41.871	58
	12/31/2012	41.871	47.410	87
	12/31/2013	47.410	47.418	51
	12/31/2014	47.418	47.520	52
	12/31/2015	47.520	44.753	31

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

35

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Growth VIP Fund
1.40%
	12/31/2006	24.368	29.270	4987
	12/31/2007	29.270	29.538	4095
	12/31/2008	29.538	16.799	794
	12/31/2009	16.799	21.718	399
	12/31/2010	21.718	23.000	199
	12/31/2011	23.000	21.099	201
	12/31/2012	21.099	25.187	1001
	12/31/2013	25.187	32.491	1202
	12/31/2014	32.491	31.138	897
	12/31/2015	31.138	28.713	671
1.60%
	12/31/2006	23.866	28.610	2765
	12/31/2007	28.610	28.815	2238
	12/31/2008	28.815	16.355	440
	12/31/2009	16.355	21.102	229
	12/31/2010	21.102	22.302	134
	12/31/2011	22.302	20.418	140
	12/31/2012	20.418	24.325	547
	12/31/2013	24.325	31.317	675
	12/31/2014	31.317	29.952	532
	12/31/2015	29.952	27.565	401

Allianz High Five® Variable Annuity Statement of Additional Information – April 25, 2016

36

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2015 and 2014
3.	Consolidated Statements of Operations – Years ended December 31, 2015, 2014, and 2013
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2015, 2014, and 2013
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2015, 2014, and 2013
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2015, 2014, and 2013
7.	Notes to Consolidated Financial Statements – December 31, 2015 and 2014
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2015
3.	Statements of Operations – For the year ended December 31, 2015
4.	Statements of Changes in Net Assets – For the year ended December 31, 2015 and 2014
5.	Notes to the Financial Statements – December 31, 2015
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
  (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003 incorporated by reference as exhibit EX-99.B3.b. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.
 (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.
 The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Contract - L40432 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

b.
Contract Schedule Page - S40252AA incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2006.

c.
GAV Benefit Endorsement - S40253 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

d.
Fixed Account with a MVA Endorsement - S40709-2A incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No.4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2006.

e.
Traditional GMDB Endorsement - S40251 incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

f.
Enhanced GMDB Endorsement - S40250 incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

g.
GMIB Endorsement - S40258 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

h.
Increased Annuity Payment Benefit Endorsement - S20220 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

i.
Waiver of Withdrawal Charge Endorsement - S40255 incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 25, 2003.

j.
GWB Endorsement - S40254 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2005.

k.
Inherited IRA/Roth IRA Endorsement - S40713 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 27, 2005.

l.
MVA Amendment Endorsement - S40740 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 23, 2007.

5.	a.
Application for Individual Variable Annuity Contract - F40429 incorporated by reference as exhibit EX-99.B5. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on September 9, 2002.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	i.	-
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

j.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

k.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 3 to Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965), electronically filed on January 6, 2003.

	l.	-
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

m.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	n.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	o.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

p.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	q.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	r.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

t.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

u.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

	v.	-
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	w.	-
Amendment to the Letter of Understanding of the Administrative Support Service Agreement and between OppenheimerFunds Distributor, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

x.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

	y.	-
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	z.	-
Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

	aa.*	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America dated 9/1/2015.

ab.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ac.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

	ad.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ae.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

af.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ag.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

ah.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ai.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

	aj.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ak.	-
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

	al.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	am.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

	an.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

ao.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

ap.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

	aq.	-
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ar.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 15, 2000.

as.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

at.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed December 30, 1999.

	au.	-
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- Giulio Terzariol, incorporated by reference as exhibit EX-99.B13. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on February 10, 2010.

b.
Power of Attorney-Walter R. White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Ronald M. Clark and David L. Conway incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.

d.
Power of Attorney-Jay S. Ralph, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

e.
Power of Attorney-Udo Frank and William E. Gaumond, incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 19, 2016.

*	Filed herewith
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Cathy A. Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Brent M. Hipsher	Vice President, Controller
Patrick L. Nelson	Vice President, Chief Suitability Officer
Jay S. Ralph Koeniginstrasse 28 Munich 80802 Germany	Director and Chairman of the Board
Udo Frank 8 Camino Del Diablo Orinda, CA 94563	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
David L. Conway 1043 Thornberry Creek Drive Oneida, WI 54155	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.
ITEM 27. NUMBER OF CONTRACT OWNERS
March 31, 2016, there were 15,621 qualified and 8,477 non-qualified Allianz High Five Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name		Positions and Offices with Underwriter
Robert DeChellis		Governor, Chief Executive Officer, President and Chief Manager
Thomas Burns		Governor
Catherine A. Mahone		Governor
William E. Gaumond		Governor
Jeffrey P. Pruitt		Vice President, Chief Compliance Officer
Jennifer D. Presnell		Chief Financial Officer and Treasurer
Corey Walther		Chief Operating Officer
Kristine M. Lord-Krahn		Chief Legal Officer and Secretary
Jennifer Sosniecki		Money Laundering Prevention Officer
Tracy M. Haddy		Assistant Secretary

For the period 1-1-2015 to 12-31-2015
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$224,176,680.19	$0	$0	$0
The $224,176,680.19 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 19th day of April, 2016.
ALLIANZ LIFE VARIABLE ACCOUNT B
 (Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: WALTER R. WHITE(2)
Walter R. White
 President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of April, 2016.
Signature	Title
Giulio Terzariol(1)	Director
Walter R. White(2)	Director, President & Chief Executive Officer
Ronald M. Clark(3)	Director
David L. Conway(3)	Director
Jay S. Ralph(4)	Director and Chairman of the Board
Udo Frank(5)	Director
William E. Gaumond(5)	Director, Senior Vice President and Chief Financial Officer
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.
(2)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.
(3)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618) electronically filed on January 10, 2014.
(4)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.
(5)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 19, 2016.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 17
TO FORM N-4
(FILE NOS. 333-90260 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B8.aa.	Oppenheimer-Participation Agreement Amendment
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm